As filed with the Securities and Exchange           Registration No. 333-57218
Commission on February 15, 2002                     Registration No. 811-05626
-------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

                         REGISTRATION STATEMENT UNDER
                          THE SECURITIES ACT OF 1933
                        Pre-Effective Amendment No. __        [ ]
                        Post-Effective Amendment No. 3        [X]
                                    and/or

                         REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 146             [X]

                        (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (EXACT NAME OF REGISTRANT)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                               1475 Dunwoody Drive
                                West Chester, PA             19380-1478
      (Address of Depositor's Principal Executive Offices)   (Zip Code)

      Depositor's Telephone Number, including Area Code (610) 425-3400

                   (Name and Address of Agent for Service)

                             Linda E. Senker, Esq.
                     Golden American Life Insurance Company
                              1475 Dunwoody Drive
                             West Chester, PA 19380
                                 (610) 425-4139
-------------------------------------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
   As soon as practical after the effective date of the Registration Statement

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box):
     [X]  immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ]  on ________ pursuant to paragraph (b) of Rule 485
     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
     [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

TITLE OF SECURITIES BEING REGISTERED:
     Deferred Combination Variable and Fixed Annuity Contracts

                              PARTS A AND B

The Prospectus, dated July 13, 2001 as amended by supplements dated September 13, 2001, September 25, 2001, October 1, 2001, and December 6, 2001 is incorporated into Part A of this Post-Effective Amendment No. 3 by reference to the following filings of the Registrant: Filings under Rule 497(e) as filed on September 17, 2001, September 26, 2001 and October 5, 2001 (File No. 333-57218), Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-57218) as filed on September 6, 2001, and declared effective on September 6, 2001, Post-Effective Amendment No. 2 as filed on December 6,2001 and declared effective on December 6, 2001.

A supplement dated March 15, 2002 to the Prospectus is included in Part A of this Post-Effective Amendment No. 3. Also included in Part A is Condensed Financial Information. The Statement of Additional Information dated March 15, 2002 is included in Part B of this Post-Effective Amendment No. 3 and includes updated performance, unaudited Financial Statements of Golden American Life Insurance Company Separate Account B for the period ended September 30, 2001 and and unaudited Financial Statements of Golden American Life Insurance Company for the period ended September 30, 2001.

                                     PART A

                               SEPARATE ACCOUNT B

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

                                SUPPLEMENT DATED

                   MARCH 15, 2002 TO JULY 13, 2001 PROSPECTUS

GENERAL DESCRIPTION OF GET R

Series R of the ING GET Fund (formerly known as Aetna GET Fund) (GET R) is an investment option that may be available during the accumulation phase of the contract. Golden American Life Insurance Company (the Company, we, our) makes a guarantee, as described below, when you direct money into GET R. Aeltus Investment Management, Inc. serves as investment adviser to GET R. We will offer GET R shares only during its offering period, which is scheduled to run from March 15, 2002 through the close of business on June 13, 2002. GET R may not be available under your contract, your plan or in your state. Please read the GET R prospectus for a more complete description of GET R, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET R

GET R seeks to achieve maximum total return, without compromising a minimum targeted return, by participating in favorable equity market performance during the guarantee period. GET R's guarantee period runs from June 14, 2002 through June 15, 2007. During the offering period, all GET R assets will be invested in short-term instruments and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET R will end on June 15, 2007, which is GET R's maturity date. The Company guarantees that the value of an accumulation unit of the GET R subaccount under the contract on the maturity date (as valued after the close of business on June 15, 2007) will not be less than its value as determined after the close of business on the last day of the offering period.

121908                                                               March 2002

If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET R subaccount to make up the difference. This means that if you remain invested in GET R until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET R as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET R subaccount. The value of dividends and distributions made by GET R throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET R investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective. If you withdraw or transfer funds from GET R before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract owner who has amounts in GET R. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET R amounts. If you do not make a choice, on the maturity date we will transfer your GET R amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund

121908                                                              March 2002
series is available, we will transfer your GET R amounts to the fund or funds designated by the Company.

The following information supplements the "Fee Table" contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

In addition to the amounts currently listed under the heading "Fee Table" in the prospectus, we will make a daily deduction of a GET R Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET R investment option:

GET R GUARANTEE CHARGE (deducted daily during the Guarantee Period)...  0.50%

MAXIMUM TOTAL SEPARATE ACCOUNT EXPENSES (including the optional
   0.50% Premium Bonus Option Charge and Get R Guarantee Charge)1.....  2.40%/2/

The following information supplements the "Fund Expense Table" contained in the prospectus:

AETNA GET FUND SERIES R ANNUAL EXPENSES (As a percentage of the average net assets.)

                                                                          TOTAL FUND                    TOTAL FUND
                                                DISTRIBUTION                ANNUAL                        ANNUAL
                                                   AND/OR                  EXPENSES       TOTAL          EXPENSES
                                   INVESTMENT     SERVICE                  WITHOUT       WAIVERS          (AFTER
                                    ADVISORY      (12B-1)      OTHER      WAIVERS OR        OR           EXPENSE
     PORTFOLIO                        FEE3          FEE      EXPENSES/4/  REDUCTIONS    REDUCTIONS   REIMBURSEMENT)/5/
                                   ----------   ------------ -----------  ----------    ----------   -----------------
   Aetna GET Fund Series R            0.60%        0.25%       0.15%        1.00%         0.00%           1.00%


For more information regarding expenses paid out of assets of the fund, see the GET R prospectus.

----------------
1 If you elect the premium bonus option, the premium bonus option charge is assessed during the first seven account years. After the seventh account year, or if you do not elect the premium bonus option, the maximum total separate account expenses you would pay is 1.90%.

2 The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.

3 The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.

4 "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET R and any additional direct fund expenses.

5 The investment adviser is contractually obligated through GET R's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of the fund's other expenses in order to ensure that GET R's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets (excluding the 12b-1 fee). It is not expected that GET R's actual expenses without this waiver or reimbursement will exceed this amount.

121908                                 2                             March 2002

The following information supplements the "Hypothetical Examples" contained in the prospectus:

HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES R

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET R investment option under the contract (until GET R's maturity date) and assume a 5% annual return on the investment.6

----------------------------------------

>    These examples are purely                      EXAMPLE A                              EXAMPLE B
     hypothetical.                                                               If at the end of the periods
>    They should not be considered a        If you withdraw your entire          shown you (1) leave your
     representation of past or future       account value at the end of the      entire account value invested
     expenses or expected returns.          periods shown, you would pay         or (2) select an income phase
>    Actual expenses and/or returns may     the following expenses,              payment option, you would pay
     be more or less than those shown       including any applicable             the following expenses (no
     in these examples.                     early withdrawal charge:             early withdrawal charge is
                                                                                 reflected):**
----------------------------------------

                                            1 YEAR      3 YEARS    5 YEARS        1 YEAR     3 YEARS    5 YEARS
 Aetna GET Fund Series R                      $97        $159        $214          $34        $105        $178


6 The examples shown above reflect an annual mortality and expense risk charge of 1.25%, an annual contract administrative expense charge of 0.15%, an annual GET R guarantee charge of 0.50%, an annual premium bonus charge of 0.50%, a $30 annual maintenance fee that has been converted to a percentage of assets equal to 0.023% and all charges and expenses of the GET R Fund including the 12b-1 fee. Example A reflects an early withdrawal charge of 7% of the purchase payments at the end of year 1, 6% at the end of year 3 and 4% at the end of year 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

121908                                 3                             March 2002

The following information supplements "Appendix III--Description of Underlying Funds" contained in the prospectus:

AETNA GET FUND (SERIES R)
INVESTMENT OBJECTIVE

Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from June 14, 2002 through June 15, 2007, the maturity date.

POLICIES

Prior to June 14, 2002, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS

The principal risks of investing in Series R are those generally attributable to stock and bond investing. The success of Series R's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series R invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series R assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series R would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series R assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series R's ability to participate as fully in upward equity market movements and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Investment Adviser:  Aeltus Investment Management, Inc.

121908                                 4                             March 2002

                         CONDENSED FINANCIAL INFORMATION

    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE NINE MONTH PERIOD ENDED SEPTEMBER 30, 2001 IS DERIVED FROM THE UNAUDITED INTERIM FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT. THE FINANCIAL STATEMENTS FOR THE NINE MONTH PERIOD ENDED SEPTEMBER 30, 2001 ARE INCLUDED IN THE MARCH 15, 2002 STATEMENT
OF ADDITIONAL INFORMATION.

                                                                      TABLE I               TABLE II              TABLE III
                                                                0.95% TOTAL CHARGES    1.25% TOTAL CHARGES   1.40% TOTAL CHARGES
                                                                -------------------    -------------------   -------------------
AETNA GET FUND
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                  $10.05                $10.05                 $10.04
Number of accumulation units outstanding at end of period              377,972               256,984                120,776
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.67               $  8.67                $  8.66
Number of accumulation units outstanding at end of period                8,239                   955                      3
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.72               $  8.71                $  8.71
Number of accumulation units outstanding at end of period                8,522                 6,355                    657
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.64               $  8.63                $  8.63
Number of accumulation units outstanding at end of period                6,647                    83                    591
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.46               $  8.45                $  8.45
Number of accumulation units outstanding at end of period                    0                     0                      0
ALLIANCE BERNSTEIN VALUE PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  9.30               $  9.29                $  9.29
Number of accumulation units outstanding at end of period                6,285                 1,087                    706
ALLIANCE GROWTH AND INCOME PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.72               $  8.71                $  8.71
Number of accumulation units outstanding at end of period                9,543                 8,345                    260
ALLIANCE PREMIER GROWTH PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.37               $  8.37                $  8.37
Number of accumulation units outstanding at end of period                1,757                19,640                      0
BRINSON TACTICAL ALLOCATION PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.55               $  8.55                $  8.54
Number of accumulation units outstanding at end of period                4,017                   147                      0
FIDELITY VIP EQUITY INCOME PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.82               $  8.81                $  8.81
Number of accumulation units outstanding at end of period               11,145                 9,550                    857
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  7.98               $  7.97                $  7.97
Number of accumulation units outstanding at end of period                4,820                 6,843                      0
FIDELITY VIP II CONTRAFUND(R) PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  9.13               $  9.12                $  9.12
Number of accumulation units outstanding at end of period                3,262                 7,572                      0
GCG TRUST -- EAGLE VALUE EQUITY SERIES
Value at beginning of period                                            $19.78                $19.40                 $19.20
Value at end of period                                                  $16.93                $16.58                 $16.42
Number of accumulation units outstanding at end of period                  937                   510                      0
GCG TRUST -- JANUS GROWTH AND INCOME SERIES
Value at beginning of period                                             $9.29                 $9.27                  $9.26
Value at end of period                                                   $8.34                 $8.31                  $8.30
Number of accumulation units outstanding at end of period                9,896                  9623                    763

121908                                 5                             March 2002

                                                                      TABLE I               TABLE II              TABLE III
                                                                0.95% TOTAL CHARGES    1.25% TOTAL CHARGES   1.40% TOTAL CHARGES
                                                                -------------------    -------------------   -------------------
GCG TRUST -- LIQUID ASSET SERIES
Value at beginning of period                                            $16.64                $16.02                 $15.72
Value at end of period                                                  $16.72                $16.09                 $15.78
Number of accumulation units outstanding at end of period                  687                 1,176                 30,696
GCG TRUST -- MFS RESEARCH SERIES
Value at beginning of period                                            $22.80                $22.33                 $22.11
Value at end of period                                                  $18.85                $18.46                 $18.26
Number of accumulation units outstanding at end of period                  558                   109                    241
GCG TRUST -- MFS TOTAL RETURN SERIES
Value at beginning of period                                            $21.21                $20.78                 $20.57
Value at end of period                                                  $20.10                $19.68                 $19.47
Number of accumulation units outstanding at end of period                3,332                 4,288                    280
GCG TRUST -- PIMCO CORE BOND SERIES
Value at beginning of period                                            $11.80                $11.56                 $11.44
Value at end of period                                                  $12.32                $12.07                 $11.94
Number of accumulation units outstanding at end of period                 10,596                 7,070                1,641
INVESCO VIS--FINANCIAL SERVICES FUND
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.74               $  8.74                $  8.73
Number of accumulation units outstanding at end of period                4,073                 5,770                      0
INVESCO VIS--HEALTH SCIENCES FUND
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  9.74               $  9.73                $  9.73
Number of accumulation units outstanding at end of period                3,940                   582                    248
INVESCO VIS--UTILITIES FUND
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  7.89               $  7.89                $  7.88
Number of accumulation units outstanding at end of period                1,980                 1,325                      0
JANUS ASPEN--WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.35               $  8.34                $  8.34
Number of accumulation units outstanding at end of period               10,619                 5,656                  2,386
PILGRIM VIT WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                             $7.57                 $7.54                  $7.52
Value at end of period                                                   $6.39                 $6.37                  $6.35
Number of accumulation units outstanding at end of period                    0                 1,294                    545
PILGRIM VP CONVERTIBLE PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  9.83               $  9.82                $  9.82
Number of accumulation units outstanding at end of period                    0                 3,472                      0
PILGRIM VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  9.47               $  9.46                $  9.46
Number of accumulation units outstanding at end of period                  223                 8,148                      0
PILGRIM VP LARGECAP GROWTH PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.66               $  8.66                 $ 8.65
Number of accumulation units outstanding at end of period                2,015                 1,127                      0
PILGRIM VP MAGNACAP PORTFOLIO
Value at beginning of period                                            $ 9.62                 $9.61                  $9.61
Value at end of period                                                  $ 8.62                 $8.61                  $8.60
Number of accumulation units outstanding at end of period                   96                     0                      0
PIMCO VI HIGH YIELD BOND PORTFOLIO
Value at beginning of period                                            $10.07                $ 9.97                  $9.92
Value at end of period                                                  $ 9.83                $ 9.73                  $9.68
Number of accumulation units outstanding at end of period                  751                   488                    387
PIONEER FUND VCT PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.63               $  8.62                $  8.62
Number of accumulation units outstanding at end of period                  550                 4,332                    522
PIONEER SMALL COMPANY VCT PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.31               $  8.30                $  8.30
Number of accumulation units outstanding at end of period                2,345                 2,740                      0
PPI  MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  7.53               $  7.53                $  7.53
Number of accumulation units outstanding at end of period                   42                 7,081                  1,204

121908                                 6                             March 2002

                                                                      TABLE I               TABLE II              TABLE III
                                                                0.95% TOTAL CHARGES    1.25% TOTAL CHARGES   1.40% TOTAL CHARGES
                                                                -------------------    -------------------   -------------------
PRUDENTIAL JENNISON PORTFOLIO
Value at beginning of period                                             $6.60                 $6.58                  $6.56
Value at end of period                                                   $5.44                 $5.41                  $5.40
Number of accumulation units outstanding at end of period                    0                     0                      0
PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                             $6.00                 $5.98                  $5.98
Value at end of period                                                   $5.04                 $5.03                  $5.02
Number of accumulation units outstanding at end of period                    0                     0                      0
PUTNAM GROWTH AND INCOME FUND
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.93               $  8.93                $  8.92
Number of accumulation units outstanding at end of period                3,886                 1,716                      0
PUTNAM INTERNATIONAL GROWTH AND INCOME FUND
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.80               $  8.79                $  8.79
Number of accumulation units outstanding at end of period                4,115                    89                  1,097
PUTNAM VOYAGER FUND II
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  7.18               $  7.18                $  7.18
Number of accumulation units outstanding at end of period                2,560                   132                      0

121908                                 7                             March 2002

                                                                      TABLE IV               TABLE V               TABLE VI
                                                                1.45% TOTAL CHARGES    1.75% TOTAL CHARGES   1.90% TOTAL CHARGES
                                                                -------------------    -------------------   -------------------
AETNA GET FUND
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                  $10.04                $10.04                 $10.03
Number of accumulation units outstanding at end of period            1,214,061               759,882                516,611
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.66               $  8.66                $  8.65
Number of accumulation units outstanding at end of period               15,895                 2,067                  2,208
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.71               $  8.70                $  8.70
Number of accumulation units outstanding at end of period                2,354                14,345                    872
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.63               $  8.63                $  8.62
Number of accumulation units outstanding at end of period               10,044                   649                    880
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.45               $  8.45                $  8.44
Number of accumulation units outstanding at end of period                1,005                13,770                      0
ALLIANCE BERNSTEIN VALUE PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  9.29               $  9.28                $  9.28
Number of accumulation units outstanding at end of period                5,503                13,142                    131
ALLIANCE GROWTH AND INCOME PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.71               $  8.70                $  8.70
Number of accumulation units outstanding at end of period               18,597                17,006                    489
ALLIANCE PREMIER GROWTH PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.36               $  8.36                $  8.36
Number of accumulation units outstanding at end of period                2,297                18,077                      0
BRINSON TACTICAL ALLOCATION PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.54               $  8.54                $  8.53
Number of accumulation units outstanding at end of period                4,021                 9,728                  4,485
FIDELITY VIP EQUITY INCOME PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.81               $  8.80                $  8.80
Number of accumulation units outstanding at end of period               23,780                21,647                  1,166
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  7.97               $  7.96                $  7.96
Number of accumulation units outstanding at end of period               11,726                 9,850                    235
FIDELITY VIP II CONTRAFUND(R) PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  9.12               $  9.11                $  9.11
Number of accumulation units outstanding at end of period               19,943                18,908                 14,329
GCG TRUST -- EAGLE VALUE EQUITY SERIES
Value at beginning of period                                            $19.14                $18.77                 $18.58
Value at end of period                                                  $16.36                $16.03                 $15.86
Number of accumulation units outstanding at end of period                  669                     0                      0
GCG TRUST -- JANUS GROWTH AND INCOME SERIES
Value at beginning of period                                             $9.25                 $9.23                  $9.22
Value at end of period                                                   $8.30                 $8.27                  $8.26
Number of accumulation units outstanding at end of period               16,169                 1,349                  9,852
GCG TRUST -- LIQUID ASSET SERIES
Value at beginning of period                                            $15.62                $15.04                 $14.76
Value at end of period                                                  $15.68                $15.09                 $14.80
Number of accumulation units outstanding at end of period               30,126                 8,678                 38,934
GCG TRUST -- MFS RESEARCH SERIES
Value at beginning of period                                            $22.03                $21.58                 $21.36
Value at end of period                                                  $18.20                $17.82                 $17.63
Number of accumulation units outstanding at end of period                1,403                 2,107                     64
GCG TRUST -- MFS TOTAL RETURN SERIES
Value at beginning of period                                            $20.50                $20.08                 $19.87
Value at end of period                                                  $19.40                $18.99                 $18.79
Number of accumulation units outstanding at end of period               16,987                14,672                  5,561

121908                                 8                             March 2002

                                                                      TABLE IV               TABLE V               TABLE VI
                                                                1.45% TOTAL CHARGES    1.75% TOTAL CHARGES   1.90% TOTAL CHARGES
                                                                -------------------    -------------------   -------------------
GCG TRUST -- PIMCO CORE BOND SERIES
Value at beginning of period                                            $11.40                $11.17                 $11.05
Value at end of period                                                  $11.90                $11.65                 $11.52
Number of accumulation units outstanding at end of period               38,207                45,272                 10,421
INVESCO VIS--FINANCIAL SERVICES FUND
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.73               $  8.73                $  8.72
Number of accumulation units outstanding at end of period                3,356                 1,503                  3,589
INVESCO VIS--HEALTH SCIENCES FUND
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  9.73               $  9.72                $  9.72
Number of accumulation units outstanding at end of period                2,993                 7,179                 22,415
INVESCO VIS--UTILITIES FUND
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  7.88               $  7.88                $  7.87
Number of accumulation units outstanding at end of period                    0                   318                  4,981
JANUS ASPEN--WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.34               $  8.34                $  8.33
Number of accumulation units outstanding at end of period               17,529                 4,021                  7,383
PILGRIM VIT WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                             $7.52                 $7.49                  $7.48
Value at end of period                                                   $6.35                 $6.32                  $6.31
Number of accumulation units outstanding at end of period                1,621                 3,192                    184
PILGRIM VP CONVERTIBLE PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  9.82               $  9.81                $  9.81
Number of accumulation units outstanding at end of period                1,454                    78                      0
PILGRIM VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  9.46               $  9.45                $  9.45
Number of accumulation units outstanding at end of period                   63                 2,323                      0
PILGRIM VP LARGECAP GROWTH PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.65               $  8.65                $  8.64
Number of accumulation units outstanding at end of period               13,954                 2,433                      0
PILGRIM VP MAGNACAP PORTFOLIO
Value at beginning of period                                            $ 9.61                $ 9.60                 $ 9.60
Value at end of period                                                 $  8.60               $  8.59                $  8.59
Number of accumulation units outstanding at end of period                   86                     0                      0
PIMCO VI HIGH YIELD BOND PORTFOLIO
Value at beginning of period                                             $9.91                 $9.81                  $9.76
Value at end of period                                                   $9.66                 $9.56                  $9.51
Number of accumulation units outstanding at end of period                6,606                   912                  2,321
PIONEER FUND VCT PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.62               $  8.61                $  8.61
Number of accumulation units outstanding at end of period                  513                 1,234                  4,340
PIONEER SMALL COMPANY VCT PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.30               $  8.29                $  8.29
Number of accumulation units outstanding at end of period               13,288                17,318                 10,527
PPI  MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  7.53               $  7.52                $  7.52
Number of accumulation units outstanding at end of period                6,212                 8,173                    283
PRUDENTIAL JENNISON PORTFOLIO
Value at beginning of period                                             $6.56                 $6.54                  $6.52
Value at end of period                                                   $5.40                 $5.37                  $5.36
Number of accumulation units outstanding at end of period                    0                 7,723                  1,263
PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                             $5.97                 $5.96                  $5.95
Value at end of period                                                   $5.02                 $5.00                  $4.99
Number of accumulation units outstanding at end of period                    0                     0                    466
PUTNAM GROWTH AND INCOME FUND
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.92               $  8.92                $  8.91
Number of accumulation units outstanding at end of period                6,306                 3,748                    349

121908                                 9                             March 2002

                                                                      TABLE IV               TABLE V               TABLE VI
                                                                1.45% TOTAL CHARGES    1.75% TOTAL CHARGES   1.90% TOTAL CHARGES
                                                                -------------------    -------------------   -------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME FUND
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.79               $  8.78                $  8.78
Number of accumulation units outstanding at end of period                8,564                   673                  7,566
PUTNAM VOYAGER FUND II
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  7.18               $  7.17                $  7.17
Number of accumulation units outstanding at end of period               15,152                 1,379                  1,318


121908                                 10                             March 2002

                                     PART B

                               SEPARATE ACCOUNT B


                                       OF

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

           STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 15, 2002

                      GROUP OR INDIVIDUAL VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Separate Account B (the separate account) dated July 13, 2001 as supplemented on July 18,2001, September 6, 2001, September 13, 2001, October 1, 2001 and December 6, 2001.

A free prospectus is available upon request from Golden American Life Insurance Company by writing to or calling:

                     Golden American Life Insurance Company
                             Customer Service Center
                                  P.O. Box 2700
                           West Chester, PA 19380-1478
                                 1-800-366-0066

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.


                                TABLE OF CONTENTS


Page

General Information and History...............................................2
Separate Account B............................................................2
Offering and Purchase of Contracts............................................3
Performance Data..............................................................4
    General...................................................................4
    Average Annual Total Return Quotations....................................5
Income Phase Payments.........................................................6
Sales Material and Advertising................................................8
Independent Auditors..........................................................8
Financial Statements of the Separate Account................................S-1
Financial Statements of Golden American Life Insurance Company .............F-1

                         GENERAL INFORMATION AND HISTORY


Golden American Life Insurance Company (Golden American) is a stock life insurance company originally incorporated under the laws of the State of Minnesota on January 2, 1973 and later redomiciled in Delaware. On August 13, 1996, Equitable of Iowa Companies, Inc. (formerly Equitable of Iowa Companies) acquired all of the interest in Golden American and Directed Services, Inc. On October 24, 1997, Equitable of Iowa Companies, Inc. (Equitable of Iowa) and ING Groep, N.V. (ING) completed a merger agreement and Equitable of Iowa became a wholly-owned subsidiary of ING. ING, headquartered in The Netherlands, is a global financial services holding company with approximately $605 billion in assets as of December 31, 2000. On December 31, 2001, Equitable of Iowa contributed all of the outstanding stock of Golden American to Equitable Life Insurance Company of Iowa, a wholly owned subsidiary of Equitable of Iowa.

As of September 30, 2001, Golden American had approximately $ 760.7 million in stockholder's equity and approximately $12.0 billion in total assets, including approximately $9.8 billion of separate account assets. Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable insurance products. Golden American formed a subsidiary, First Golden American Life Insurance Company of New York (First Golden), organized under the laws of the State of New York in 1996, which is licensed to do variable annuity business in the States of New York and Delaware.

Effective January 1, 1997, Equitable Life Insurance Company of Iowa (Equitable
Life) and Golden American became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. No charges were billed to Golden American by Equitable Life pursuant to the service agreement in 1997. Equitable Life billed Golden American $930,000 and $1,109,000 pursuant to the service agreement in 2000 and 1999, respectively.

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by Golden American. See "Fees" in the prospectus. Golden American receives reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%.

The assets of the separate account are held by Golden American. Golden American acts as its own custodian for the separate account.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                               SEPARATE ACCOUNT B

Separate Account B (the "separate account") is a separate account established by Golden American for the purpose of funding its variable annuity contracts. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. Golden American may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.
                                                                            2

The funds currently available under the contract are as follows:


Aetna Index Plus Large Cap VP                   INVESCO VIF - Financial Services Fund Aetna Index
Plus Mid Cap VP                                 INVESCO VIF - Health Sciences Fund
Aetna Index Plus Small Cap VP                   INVESCO VIF - Utilities Fund
Aetna Value Opportunity VP                      Janus Aspen - Worldwide Growth Portfolio
Alliance Variable Products (VP)                 Pilgrim Variable Insurance Trust (VIT) - Worldwide Growth Portfolio
 - AlianceBernstein Value Portfolio             Pilgrim Variable Products (VP) - Convertible Portfolio
Alliance Variable Products (VP)                 Pilgrim Variable Products (VP) - Growth and Income Portfolio
 - Growth and Income Portfolio                  Pilgrim Variable Products (VP) - MagnaCap Portfolio
Alliance Variable Products (VP)                 Pilgrim Variable Products (VP) - LargeCap Growth Portfolio
 - Premier Growth Portfolio                     PIMCO Variable Insurance (VI) - High Yield Bond Portfolio
Brinson Tactical Allocation Portfolio           Pioneer Fund VCT Portfolio
Fidelity Variable Insurance Products            Pioneer Small Company VCT Portfolio
 Fund (VIP) - Equity-Income Portfolio           Portfolio Partners, Inc. (PPI) - MFS Capital Opportunities
Fidelity Variable Insurance Products            Portfolio
 Fund (VIP) - Growth Portfolio                  Prudential Series - Prudential Jennison Portfolio
Fidelity Variable Insurance Products            Prudential Series - SP Jennison International Growth Portfolio
 Fund II (VIP II) -- Contrafund(R)Portfolio     Putnam Variable Trust (VT) - Growth and Income Fund
GCG Trust - Eagle Value Equity Series           Putnam Variable Trust (VT) - International Growth and Income
GCG Trust - Janus Growth and Income Series      Fund
GCG Trust - Liquid Asset Series                 Putnam Variable Trust (VT) - Voyager Fund II
GCG Trust - MFS Research Series
GCG Trust - MFS Total Return Series
GCG Trust - PIMCO Core Bond Series



Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. A description of the manner in which the contracts are purchased can be found in the prospectus under the sections entitled "Purchase and Rights" and "Your Account Value." Directed Services, Inc., an affiliate of Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by Golden American. The variable insurance products were sold primarily through two broker-dealer institutions during the year ended December 31, 1998, through two broker-dealer institutions during the year ended December 31, 1999 and through two broker-dealer institutions during the year ended December 31, 2000. For the years ended 2000, 1999, and 1998 commissions paid by Golden American, including amounts paid by its subsidiary, First Golden American Life Insurance Company of New York, to Directed Services, Inc. aggregated $208,883,000, $181,536,000, and $117,470,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, Golden American provides to Directed Services, Inc. certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges Directed Services, Inc. for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of Directed Services, Inc. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $21,296,000, $10,136,000 and $4,771,000 for the years ended 2000, 1999 and 1998, respectively.

                                PERFORMANCE DATA
GENERAL
From time to time Golden American may advertise different types of historical performance for the subaccounts of the separate account available under the contract. Golden American may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial purchase payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account, adjusted to reflect the deduction of the maximum recurring charges under the contract during each period (i.e., Option Package III: 1.25% mortality and expense risk charge, $30 annual maintenance fee, 0.15% administrative charge, and early withdrawal charge of 7% of purchase payments grading down to 0% after 7 years). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contract described in the prospectus. The total return figures shown below will be lower than the standardized figures for Option Packages I and II because of the lower mortality and expense risk charge under those Option Packages (0.80% and 1.10% respectively). Golden American may also advertise standardized returns and non-standardized returns using the fees and charges applicable to Option Packages I and II.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of the annual maintenance fee. The deduction of the early withdrawal charge and the annual maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of the maximum recurring charges under the contract except the early withdrawal charge (i.e., Option Package III: 1.25% mortality and expense risk charge, $30 annual maintenance fee, and 0.15% administrative charge). Golden American may also advertise returns based on lower charges that may apply to contracts under Option Packages I and II.

Standardized and non-standardized calculations do not currently include the premium bonus or reflect the deduction of the corresponding premium bonus charge; but, to the extent permitted by applicable law, Golden American may include the premium bonus and corresponding charge in the standardized and non-standardized average annual total returns in the future.

Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED
The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended September 30, 2001for the subaccounts under the contract. The standardized returns assume the maximum charges under the contract (i.e., Option Package III) as described under "General" above. The non-standardized returns assume the same charges but do not include the early withdrawal charges. Golden American may also advertise returns based on lower charges that may apply to particular contracts under Option Packages I and II.

For the subaccounts funded by the Portfolio Partners, Inc. (PPI) portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the PPI portfolio from November 28, 1997 the date the portfolio commenced operations; and one quotation based on
(a) performance through November 26, 1997 of the fund it replaced under many contracts and (b) after November 26, 1997 based on the performance of the PPI portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual total return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows the average annual total return since the fund's inception date.

Performance is shown in the following tables only for those subaccounts which currently exist within the separate account. All other subaccounts are new to the separate account and therefore no performance data is available.

                                                            -----------------------------------------------------------------
                                                                                                                  DATE
                                                                                                              CONTRIBUTIONS
                                                                                  STANDARDIZED               FIRST RECEIVED
                                                                                                                UNDER THE
                                                                                                                SEPARATE
                                                                                                                 ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                    SINCE
                        SUBACCOUNT                            1 Year      5 YEAR      10 YEAR    INCEPTION*
GCG Trust Eagle Value Equity Series                          (20.42%)      3.05%                    7.33%      01/03/1995
GCG Trust Janus Growth and Income Series                                                          (24.00%)     10/02/2000
GCG Trust Liquid Asset Series                                 (3.62%)      2.72%       3.05%        3.65%      01/25/1989
GCG Trust MFS Research Series                                (46.55%)      2.85%                    8.75%      10/07/1994
GCG Trust MFS Total Return Series                             (8.11%)      8.02%                    9.76%      10/07/1994
GCG Trust PIMCO Core Bond Series                              (1.10%)     (0.57%)                   2.18%      10/07/1994
Pilgrim VIT Worldwide Growth Portfolio                       (38.62%)                             (33.23%)     05/01/2000
PIMCO VI High Yield Bond Portfolio                           (12.46%)                              (2.82%)     05/01/1998
Prudential Jennison Portfolio (Class II)                     (50.11%)                             (41.39%)     05/01/2000
Prudential SP Jennison International Growth Portfolio                                             (56.81%)     10/02/2000
(Class II)

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

o Reflects performance from the date contributions were first received in the fund under the separate account.




                                                            -----------------------------------------------------------------
                                                                                                                    FUND
                                                                            NON-STANDARDIZED                     INCEPTION
                                                                                                                    DATE
                                                                                                      SINCE
                        SUBACCOUNT                             1 Year      5 YEARS      10 YEARS   INCEPTION**
GCG Trust Eagle Value Equity Series                           (13.40%)      3.94%                     9.15%      01/03/1995
GCG Trust Janus Growth and Income Series                                                             (15.82%)    10/02/2000
GCG Trust Liquid Asset Series                                  3.41%        3.62%        4.53%        5.14%      01/25/1989
GCG Trust MFS Research Series                                 (39.52%)      3.75%                     10.56%     10/07/1994
GCG Trust MFS Total Return Series                             (1.09%)       8.76%                     11.58%     10/07/1994
GCG Trust PIMCO Core Bond Series                              (7.45%)       1.89%                     4.03%      10/07/1994
Pilgrim VIT Worldwide Growth Portfolio                        (31.59%)                               (26.34%)    05/01/2000
PIMCO VI High Yield Bond Portfolio                            (4.37%)                                 0.44%      05/01/1998
Prudential Jennison Portfolio (Class II)                      (43.09%)                               (34.29%)    05/01/2000
Prudential SP Jennison International Growth Portfolio                                                (49.10%)    10/02/2000
(Class II)


-----------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
** Reflects performance from the fund's inception date.



                              INCOME PHASE PAYMENTS


When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the income phase payment option and investment options elected.


The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable income phase payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending upon the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Income phase payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives Golden American time to process income phase payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:
Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be $40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second income phase payment is due. The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.523359, which produces an income phase payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

Performance information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index (S&P 500), Dow Jones Industrial Average (DJIA), Donoghue Money Market Institutional Averages or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Separate Account B subaccounts invest and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria.

From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308-2215, are the independent auditors for Separate Account B and for Golden American Life Insurance Company.

FINANCIAL STATEMENTS - UNAUDITED
Golden American Life Insurance Company
Separate Account B
AS OF SEPTEMBER 30, 2001

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                        FINANCIAL STATEMENTS - UNAUDITED
                          YEAR ENDED SEPTEMBER 30, 2001

                                    CONTENTS





Statements of Assets and Liabilities.........................................S-1
Statements of Operations....................................................S-15
Statements of Changes in Net Assets.........................................S-27
Notes to Financial Statements...............................................S-41




                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                           STATEMENTS OF ASSETS AND LIABILTIES - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)


                                                           LIMITED
                                       LIQUID ASSET  MATURITY BOND        LARGE CAP     HARD ASSETS          ALL CAP     REAL ESTATE
                                             SERIES         SERIES     VALUE SERIES          SERIES           SERIES          SERIES
                                  --------------------------------------------------------------------------------------------------
 ASSETS
        Investments in mutual
         funds at market value...        $1,175,660        $372,151        $182,170         $34,833         $217,079        $119,605
                                  --------------------------------------------------------------------------------------------------
        Total assets.............         1,175,660         372,151         182,170          34,833          217,079         119,605

                                  --------------------------------------------------------------------------------------------------
 NET ASSETS......................        $1,175,660        $372,151        $182,170         $34,833         $217,079        $119,605
                                  ==================================================================================================

 NET ASSETS:
        Accumulation units.......        $1,175,597        $371,924        $182,170         $34,788         $217,079        $119,494
        Contracts in payout
         (annuitization) period..                58             227               -              45                -             111
        Retained in Separate
         Account B by Golden
         American Life
         Insurance Company.......                 5               -               -               -                -               -
                                  --------------------------------------------------------------------------------------------------
TOTAL NET ASSETS.................        $1,175,660        $372,151        $182,170         $34,833         $217,079        $119,605
                                  ==================================================================================================


Total number of shares...........         1,175,660      32,559,181      20,890,988       3,777,995       20,733,404       7,555,606
                                  ==================================================================================================

 Cost............................        $1,175,660        $357,016        $218,155         $41,355         $245,127        $116,361
                                  ==================================================================================================



(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.







                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                           STATEMENTS OF ASSETS AND LIABILTIES - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)


                                            FULLY          EQUITY        CAPITAL         RISHING
                                          MANAGED          INCOME   APPRECIATION       DIVIDENDS    VALUE EQUITY       STRATEGIC
                                           SERIES          SERIES         SERIES          SERIES          SERIES   EQUITY SERIES
                                 ------------------------------------------------------------------------------------------------
 ASSETS
        Investments in mutual
         funds at market value...        $538,636        $336,484       $385,316        $661,330        $164,587        $201,208
                                 ------------------------------------------------------------------------------------------------
        Total assets.............         538,636         336,484        385,316         661,330         164,587         201,208

                                 ------------------------------------------------------------------------------------------------
 NET ASSETS......................        $538,636        $336,484       $385,316        $661,330        $164,587        $201,208
                                 ================================================================================================

 NET ASSETS:
        Accumulation units.......        $537,813        $335,584       $384,778        $661,123        $164,562        $200,895
        Contracts in payout
         (annuitization) period..             793             895            534             203              21             313
        Retained in Separate
         Account B by Golden
         American Life
         Insurance Company.......              30               5              4               4               4               -
                                 ------------------------------------------------------------------------------------------------
TOTAL NET ASSETS.................        $538,636        $336,484       $385,316        $661,330        $164,587        $201,208
                                 ================================================================================================


Total number of shares...........      31,045,323      30,673,191     29,892,605      35,365,172      11,607,998      19,280,750
                                 ================================================================================================

 Cost............................        $522,365        $365,588       $549,136        $795,146        $187,862        $343,513
                                 ================================================================================================



(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                 S-2




                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                           STATEMENTS OF ASSETS AND LIABILTIES - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)


                                                                            MID-CAP       CAPITAL
                                          SMALL CAP         MANAGED          GROWTH        GROWTH         RESEARCH    TOTAL RETURN
                                             SERIES   GLOBAL SERIES          SERIES        SERIES           SERIES          SERIES
                                  -------------------------------------------------------------------------------------------------

 ASSETS
        Investments in mutual
         funds at market value...          $351,882        $211,482        $712,516      $307,314         $557,376        $701,319
                                  -------------------------------------------------------------------------------------------------
        Total assets.............           351,882         211,482         712,516       307,314          557,376         701,319

                                  -------------------------------------------------------------------------------------------------
 NET ASSETS......................          $351,882        $211,482        $712,516      $307,314         $557,376        $701,319
                                  =================================================================================================

 NET ASSETS:
        Accumulation units.......          $351,802        $211,329        $712,372      $307,314         $557,376        $701,310
        Contracts in payout
         (annuitization) period..                76             148             140             -                -               -
        Retained in Separate
         Account B by Golden
         American Life
         Insurance Company.......                 4               5               4             -                -               9
                                  -------------------------------------------------------------------------------------------------
TOTAL NET ASSETS.................          $351,882        $211,482        $712,516      $307,314         $557,376        $701,319
                                  =================================================================================================


Total number of shares...........        42,242,723      23,112,681      62,391,877    29,836,259       38,020,209          43,479
                                  =================================================================================================

 Cost............................          $436,408        $245,619      $1,074,959      $483,113         $819,278        $713,155
                                  =================================================================================================



(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.


SEE ACCOMPANYING NOTES.

                                                                 S-3




                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                           STATEMENTS OF ASSETS AND LIABILTIES - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)


                                                                                            ASSET    DIVERSIFIED
                                          GROWTH       CORE BOND     DEVELOPING        ALLOCATION        MID-CAP      INVESTORS
                                          SERIES          SERIES   WORLD SERIES     GROWTH SERIES         SERIES         SERIES
                                 -----------------------------------------------------------------------------------------------

 ASSETS
        Investments in mutual
         funds at market value...       $888,516         $85,251        $57,548           $31,758       $35,195         $64,530
                                 -----------------------------------------------------------------------------------------------
        Total assets.............        888,516          85,251         57,548            31,758        35,195          64,530

                                 -----------------------------------------------------------------------------------------------
 NET ASSETS......................       $888,516         $85,251        $57,548           $31,758       $35,195         $64,530
                                 ===============================================================================================

 NET ASSETS:
        Accumulation units.......       $888,512         $85,247        $57,452           $31,754       $35,195         $64,530
        Contracts in payout
         (annuitization) period..              -               -             96                 -             -               -
        Retained in Separate
         Account B by Golden
         American Life
         Insurance Company.......              4               4              -                 4             -               -
                                 -----------------------------------------------------------------------------------------------
TOTAL NET ASSETS.................       $888,516         $85,251        $57,548           $31,758       $35,195         $64,530
                                 ===============================================================================================


Total number of shares...........     70,854,533       8,641,903     10,113,894         3,863,544     4,517,877       6,735,896
                                 ===============================================================================================

 Cost............................     $1,474,414         $83,268        $67,102           $34,621       $42,159         $74,678
                                 ===============================================================================================



(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.



SEE ACCOMPANYING NOTES.

                                                                 S-4




                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                           STATEMENTS OF ASSETS AND LIABILTIES - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)


                                                           SPECIAL        INTERNET     WORLDWIDE             GROWTH
                                        GROWTH AND      SITUATIONS      TOLLKEEPER        GROWTH      OPPORTUNITIES      MAGNACAP
                                     INCOME SERIES          SERIES          SERIES          FUND      PORTFOLIO (a)  PORTFOLIO (a)
                                 -------------------------------------------------------------------------------------------------

 ASSETS
        Investments in mutual
         funds at market value...          $64,334         $17,797          $2,037       $13,455             $2,069        $2,849
                                 -------------------------------------------------------------------------------------------------
        Total assets.............           64,334          17,797           2,037        13,455              2,069         2,849

                                 -------------------------------------------------------------------------------------------------
 NET ASSETS......................          $64,334         $17,797          $2,037       $13,455             $2,069        $2,849
                                 =================================================================================================

 NET ASSETS:
        Accumulation units.......          $64,334         $17,797          $2,037       $13,455             $2,069        $2,849
        Contracts in payout
         (annuitization) period..                -               -               -             -                  -             -
        Retained in Separate
         Account B by Golden
         American Life
         Insurance Company.......                -               -               -             -                  -             -
                                 -------------------------------------------------------------------------------------------------
TOTAL NET ASSETS.................          $64,334         $17,797          $2,037       $13,455             $2,069        $2,849
                                 =================================================================================================


Total number of shares...........        7,641,106       2,411,489         327,567     2,082,787            436,470       344,075
                                 =================================================================================================

 Cost............................          $72,875         $21,691          $2,810       $16,424             $2,573        $3,122
                                 =================================================================================================



(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.




SEE ACCOMPANYING NOTES.

                                                                 S-5




                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                           STATEMENTS OF ASSETS AND LIABILTIES - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)


                                      SMALL CAP      CONVERTIBLE     GROWTH AND       LARGE CAP      PIMCO HIGH    PIMCO STOCKSPLUS
                                   OPPORTUNITES            CLASS         INCOME          GROWTH      YIELD BOND   GROWTH AND INCOME
                                   PORTFOLIO (a)    PORTFOLIO (b)  PORTFOLIO (b)   PORTFOLIO (b)      PORTFOLIO           PORTFOLIO
                                 ---------------------------------------------------------------------------------------------------

 ASSETS
        Investments in mutual
         funds at market value...         $5,399             $49           $101            $169        $210,497            $204,143
                                 ---------------------------------------------------------------------------------------------------
        Total assets.............          5,399              49            101             169         210,497             204,143

                                 ---------------------------------------------------------------------------------------------------
 NET ASSETS......................         $5,399             $49           $101            $169        $210,497            $204,143
                                 ===================================================================================================

 NET ASSETS:
        Accumulation units.......         $5,399             $49           $101            $169        $210,497            $204,143
        Contracts in payout
         (annuitization) period..              -               -              -               -               -                   -
        Retained in Separate
         Account B by Golden
         American Life
         Insurance Company.......              -               -              -               -               -                   -
                                 ---------------------------------------------------------------------------------------------------
TOTAL NET ASSETS.................         $5,399             $49           $101            $169        $210,497            $204,143
                                 ===================================================================================================


Total number of shares...........        335,774           4,991         10,726          19,470      27,444,252          23,813,075
                                 ===================================================================================================

 Cost............................         $6,727             $49           $106            $187        $230,338            $300,808
                                 ===================================================================================================



(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                 S-6




                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                           STATEMENTS OF ASSETS AND LIABILTIES - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)

                                                  SP JENNISON                                        SMITH BARNEY      SMITH BARNEY
                                   PRUDENTIAL   INTERNATIONAL                       SMITH BARNEY        LARGE CAP     INTERNATIONAL
                                     JENNISON          GROWTH    APPRECIATION        HIGH INCOME            VALUE            EQUITY
                                    PORTFOLIO       PORTFOLIO       PORTFOLIO          PORTFOLIO        PORTFOLIO         PORTFOLIO
                                 ---------------------------------------------------------------------------------------------------

 ASSETS
        Investments in mutual
         funds at market value...     $17,409          $8,349            $696               $355             $534              $267
                                 ---------------------------------------------------------------------------------------------------
        Total assets.............      17,409           8,349             696                355              534               267

                                 ---------------------------------------------------------------------------------------------------
 NET ASSETS......................     $17,409          $8,349            $696               $355             $534              $267
                                 ===================================================================================================

 NET ASSETS:
        Accumulation units.......     $17,409          $8,349            $696               $355             $534              $267
        Contracts in payout
         (annuitization) period..           -               -               -                  -                -                 -
        Retained in Separate
         Account B by Golden
         American Life
         Insurance Company.......           -               -               -                  -                -                 -
                                 ---------------------------------------------------------------------------------------------------
TOTAL NET ASSETS.................     $17,409          $8,349            $696               $355             $534              $267
                                 ===================================================================================================


Total number of shares...........   1,103,942       1,662,813          35,256             43,771           30,477            25,146
                                 ===================================================================================================

 Cost............................     $20,690          $9,306            $747               $530             $626              $397
                                 ===================================================================================================



(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                 S-7




                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                           STATEMENTS OF ASSETS AND LIABILTIES - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)

                                     SMITH BARNEY
                                            MONEY  INTERNATIONAL         ASSET                       GROWTH &    HIGH QUALITY
                                           MARKET         EQUITY    ALLOCATION         EQUITY          INCOME            BOND
                                        PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                 ---------------------------------------------------------------------------------------------

 ASSETS
        Investments in mutual
         funds at market value...            $225       $150,506        $1,215           $763            $209            $148
                                 ---------------------------------------------------------------------------------------------
        Total assets.............             225        150,506         1,215            763             209             148

                                 ---------------------------------------------------------------------------------------------
 NET ASSETS......................            $225       $150,506        $1,215           $763            $209            $148
                                 =============================================================================================

 NET ASSETS:
        Accumulation units.......            $225       $150,506        $1,215           $763            $209            $148
        Contracts in payout
         (annuitization) period..               -              -             -              -               -               -
        Retained in Separate
         Account B by Golden
         American Life
         Insurance Company.......               -              -             -              -               -               -
                                 ---------------------------------------------------------------------------------------------
TOTAL NET ASSETS.................            $225       $150,506        $1,215           $763            $209            $148
                                 =============================================================================================


Total number of shares...........         224,935     19,648,966        86,257         53,819          21,706          13,874
                                 =============================================================================================

 Cost............................            $225       $163,374        $1,492         $1,172            $242            $142
                                 =============================================================================================


(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                 S-8




                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                           STATEMENTS OF ASSETS AND LIABILTIES - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)

                                        SMALL
                                      COMPANY    ALLIANCEBERNSTEIN     GROWTH AND         PREMIER                            VALUE
                                       GROWTH      VALUE PORTFOLIO         INCOME          GROWTH         GET FUND     OPPORTUNITY
                                    PORTFOLIO                   (b)  PORTFOLIO (b)   PORTFOLIO (b)     SERIES N (b)   PORTFOLIO (b)
                                 -------------------------------------------------------------------------------------------------

 ASSETS
        Investments in mutual
         funds at market value...         $67                 $250          $473            $350          $32,590            $125
                                 -------------------------------------------------------------------------------------------------
        Total assets.............          67                  250           473             350           32,590             125

                                 -------------------------------------------------------------------------------------------------
 NET ASSETS......................         $67                 $250          $473            $350          $32,590            $125
                                 =================================================================================================

 NET ASSETS:
        Accumulation units.......         $67                 $250          $473            $350          $32,590            $125
        Contracts in payout
         (annuitization) period..           -                    -             -               -                -               -
        Retained in Separate
         Account B by Golden
         American Life
         Insurance Company.......           -                    -             -               -                -               -
                                 -------------------------------------------------------------------------------------------------
TOTAL NET ASSETS.................         $67                 $250          $473            $350          $32,590            $125
                                 =================================================================================================


Total number of shares...........       7,062               26,823        23,707          16,034        3,227,195          10,095
                                 =================================================================================================

 Cost............................         $93                 $263          $506            $365          $32,514            $138
                                 =================================================================================================




(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                 S-9




                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                           STATEMENTS OF ASSETS AND LIABILTIES - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)


                                      INDEX PLUS     INDEX PLUS      INDEX PLUS       TACTICAL          EQUITY-
                                       LARGE CAP        MID CAP       SMALL CAP     ALLOCATION           INCOME          GROWTH
                                    PORTFOLIO (b)  PORTFOLIO (b)   PORTFOLIO (b)  PORTFOLIO (b)    PORTFOLIO (b)   PORTFOLIO (b)
                                 -----------------------------------------------------------------------------------------------

 ASSETS
        Investments in mutual
         funds at market value...           $254            $288           $163            $192            $600            $267
                                 -----------------------------------------------------------------------------------------------
        Total assets.............            254             288            163             192             600             267

                                 -----------------------------------------------------------------------------------------------
 NET ASSETS......................           $254            $288           $163            $192            $600            $267
                                 ===============================================================================================

 NET ASSETS:
        Accumulation units.......           $254            $288           $163            $192            $600            $267
        Contracts in payout
         (annuitization) period..              -               -              -               -               -               -
        Retained in Separate
         Account B by Golden
         American Life
         Insurance Company.......              -               -              -               -               -               -
                                 -----------------------------------------------------------------------------------------------
TOTAL NET ASSETS.................           $254            $288           $163            $192            $600            $267
                                 ===============================================================================================


Total number of shares...........         19,786          24,304         16,527          16,645          29,032           9,343
                                 ===============================================================================================

 Cost............................           $261            $315           $172            $194            $637            $291
                                 ===============================================================================================




(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                 S-10




                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                           STATEMENTS OF ASSETS AND LIABILTIES - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)

                                                                                                                           PPI MFS
                                                         FINANCIAL         HEALTH                       WORLDWIDE          CAPITAL
                                        CONTRAFUND        SERVICES       SCIENCES      UTILITIES           GROWTH    OPPORTUNITIES
                                      PORTFOLIO (b)   PORTFOLIO (b)  PORTFOLIO (b)  PORTFOLIO (b)    PORTFOLIO (b)    PORTFOLIO (b)
                                 --------------------------------------------------------------------------------------------------

 ASSETS
        Investments in mutual
         funds at market value...             $583            $160            $363           $68             $397             $173
                                 --------------------------------------------------------------------------------------------------
        Total assets.............              583             160             363            68              397              173

                                 --------------------------------------------------------------------------------------------------
 NET ASSETS......................             $583            $160            $363           $68             $397             $173
                                 ==================================================================================================

 NET ASSETS:
        Accumulation units.......             $583            $160            $363           $68             $397             $173
        Contracts in payout
         (annuitization) period..                -               -               -             -                -                -
        Retained in Separate
         Account B by Golden
         American Life
         Insurance Company.......                -               -               -             -                -                -
                                 --------------------------------------------------------------------------------------------------
TOTAL NET ASSETS.................             $583            $160            $363           $68             $397             $173
                                 ==================================================================================================


Total number of shares...........           31,165          13,783          21,076         4,917           15,753            7,581
                                 ==================================================================================================

 Cost............................             $570            $166            $368           $71             $417             $199
                                 ==================================================================================================




(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                 S-11




                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                           STATEMENTS OF ASSETS AND LIABILTIES - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)

                                                          SMALL
                                        PIONEER         COMPANY                                                     GROWTH AND
                                       FUND VCT             VCT                        SMALL-                           INCOME
                                   PORTFOLIO (b)   PORTFOLIO (b)       BULL (a)        CAP (a)   EUROPE 30 (a)         FUND (b)
                                 ----------------------------------------------------------------------------------------------

 ASSETS
        Investments in mutual
         funds at market value...           $99            $383         $4,901          $4,865          $6,297            $143
                                 ----------------------------------------------------------------------------------------------
        Total assets.............            99             383          4,901           4,865           6,297             143

                                 ----------------------------------------------------------------------------------------------
 NET ASSETS......................           $99            $383         $4,901          $4,865          $6,297            $143
                                 ==============================================================================================

 NET ASSETS:
        Accumulation units.......           $99            $383         $4,901          $4,865          $6,297            $143
        Contracts in payout
         (annuitization) period..             -               -              -               -               -               -
        Retained in Separate
         Account B by Golden
         American Life
         Insurance Company.......             -               -              -               -               -               -
                                 ----------------------------------------------------------------------------------------------
TOTAL NET ASSETS.................           $99            $383         $4,901          $4,865          $6,297            $143
                                 ==============================================================================================


Total number of shares...........         5,672          40,614        199,719         201,705         295,817           6,495
                                 ==============================================================================================

 Cost............................          $106            $430         $5,509          $5,403          $6,225            $147
                                 ==============================================================================================




(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                 S-12

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 STATEMENTS OF ASSETS AND LIABILTIES - UNAUDITED
          FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                             (DOLLARS IN THOUSANDS)


                                       INTERNATIONAL
                                   GROWTH AND INCOME           VOYAGER
                                             FUND (B)          FUND (B)
                                 --------------------------------------

 ASSETS
        Investments in mutual
         funds at market value...               $195              $147
                                 --------------------------------------
        Total assets.............                195               147

                                 --------------------------------------
 NET ASSETS......................               $195              $147
                                 ======================================

 NET ASSETS:
        Accumulation units.......               $195              $147
        Contracts in payout
         (annuitization) period..                  -                 -
        Retained in Separate
         Account B by Golden
         American Life
         Insurance Company.......                  -                 -
                                 --------------------------------------
TOTAL NET ASSETS.................               $195              $147
                                 ======================================


Total number of shares...........             21,578            36,308
                                 ======================================

 Cost............................               $205              $151
                                 ======================================




(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                      (This page intentionally left blank.)



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                STATEMENTS OF OPERATIONS - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)




                                            LIQUID       LIMITED                     HARD                         REAL
                                             ASSET      MATURITY     LARGE CAP     ASSETS       ALL CAP         ESTATE
                                            SERIES   BOND SERIES  VALUE SERIES     SERIES        SERIES         SERIES
                                      --------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)
 Income:
     Dividends.....................        $25,995            $-            $-         $-            $-             $-
                                      --------------------------------------------------------------------------------------
 Total investment income...........         25,995             -             -          -             -              -

 Expenses:
     Mortality and expense risk
      and other charges............          9,725         2,867         1,834        453         2,168          1,085
     Annual administrative charges.            252            54            26         11            38             29
     Minimum death benefit
      guarantee charges............              4             -             -          1             -              -
     Contingent deferred sales
      charges......................         12,870           276            94         34           176             76
     Other contract charges........            211            50           100          3           101             20
     Amort of deferred charges
      related to:
            Deferred sales load....             95            21             -          4             1              8
            Premium taxes..........             31             1             1          -             -              -
                                      --------------------------------------------------------------------------------------
 Total expenses....................         23,188         3,269         2,055        506         2,484          1,218
                                      --------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)......          2,807       (3,269)       (2,055)      (506)       (2,484)        (1,218)

 REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
     Net realized gain (loss)
      on investments...............              -         1,695         (342)      (268)         (526)          3,975
     Capital gains distribution....              -             -             -          -             -              -
                                      --------------------------------------------------------------------------------------
     Total realized gain (loss)
      on investments and capital
      gains distribution...........              -         1,695         (342)      (268)         (526)          3,975

     Net unrealized appreciation
      (depreciation) of
      investments..................              -        19,352      (35,286)    (6,882)      (26,704)        (1,652)
                                      --------------------------------------------------------------------------------------

 NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................         $2,807       $17,778     $(37,683)   $(7,656)     $(29,714)         $1,105
                                      ======================================================================================




(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                 S-15


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                STATEMENTS OF OPERATIONS - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)




                                        FULLY         EQUITY         CAPITAL       RISING    EMERGING         MARKET
                                      MANAGED         INCOME    APPRECIATION    DIVIDENDS     MARKETS        MANAGER
                                       SERIES         SERIES          SERIES       SERIES      SERIES         SERIES
                                    ---------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)
 Income:
     Dividends.....................         $-             $-             $-           $-          $59           $19
                                    ---------------------------------------------------------------------------------
 Total investment income...........          -              -              -            -           59            19

 Expenses:
     Mortality and expense risk
      and other charges............      4,991          3,526          5,260        8,901           93           545
     Annual administrative charges.        116             96            137          227            4             -
     Minimum death benefit
      guarantee charges............          1              3              -            -            -             -
     Contingent deferred sales
      charges......................        482            398            505          886            5             -
     Other contract charges........         78             53            104          107            1             -
     Amort of deferred charges
      related to:
            Deferred sales load....         45             55             40           79            3            19
            Premium taxes..........          1              1              2            2            -             -
                                    ---------------------------------------------------------------------------------
 Total expenses....................      5,714          4,132          6,048       10,202          106           564
                                    ---------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)......    (5,714)        (4,132)        (6,048)     (10,202)         (47)         (545)

 REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
     Net realized gain (loss)
      on investments...............     10,113        (6,411)        (7,053)       17,532      (1,106)            60
     Capital gains distribution....          -              -              -            -            -         3,369
                                    ---------------------------------------------------------------------------------
     Total realized gain (loss)
      on investments and capital
      gains distribution...........     10,113        (6,411)        (7,053)       17,532      (1,106)         3,429

     Net unrealized appreciation
      (depreciation) of
      investments..................    (1,233)       (17,180)       (98,390)    (193,893)          898       (3,695)
                                    ---------------------------------------------------------------------------------

 NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................     $3,166      $(27,723)     $(111,491)   $(186,563)       $(255)        $(811)
                                    =================================================================================




(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                 S-16



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                STATEMENTS OF OPERATIONS - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)




                                          VALUE     STRATEGIC                   MANAGED      MID-CAP      CAPITAL
                                         EQUITY        EQUITY     SMALL CAP      GLOBAL       GROWTH       GROWTH
                                         SERIES        SERIES        SERIES      SERIES       SERIES       SERIES
                                    -------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)
 Income:
     Dividends.....................          $-            $-            $-          $-           $-           $-
                                    -------------------------------------------------------------------------------
 Total investment income...........           -             -             -           -            -            -

 Expenses:
     Mortality and expense risk
      and other charges............       2,208         3,508         5,147       2,708       12,428        5,051
     Annual administrative charges.          54            95           138          58          322          137
     Minimum death benefit
      guarantee charges............           -             -             -           -            1            -
     Contingent deferred sales
      charges......................         194           369           446         173        1,189          633
     Other contract charges........          28           104           106          96          268           64
     Amort of deferred charges
      related to:
            Deferred sales load....          21             7            12          35           46            8
            Premium taxes..........           -             -                         1            1
                                    -------------------------------------------------------------------------------
 Total expenses....................       2,505         4,083         5,849       3,071       14,255        5,893
                                    -------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)......     (2,505)       (4,083)       (5,849)     (3,071)     (14,255)      (5,893)

 REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
     Net realized gain (loss)
      on investments...............     (1,962)      (76,668)     (279,948)    (88,352)    (565,361)     (15,219)
     Capital gains distribution....           -             -             -           -            -            -
                                    -------------------------------------------------------------------------------
     Total realized gain (loss)
      on investments and capital
      gains distribution...........     (1,962)      (76,668)     (279,948)    (88,352)    (565,361)     (15,219)

     Net unrealized appreciation
      (depreciation) of
      investments..................    (30,964)      (52,348)       176,997      30,761       92,959    (126,795)
                                    -------------------------------------------------------------------------------

 NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................   $(35,431)    $(133,099)   $ (108,800)   $(60,662)   $(486,657)   $(147,907)
                                    ===============================================================================





(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                 S-17



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                STATEMENTS OF OPERATIONS - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)




                                                          TOTAL                                 DEVELOPING            ASSET
                                        RESEARCH         RETURN       GROWTH       CORE BOND         WORLD       ALLOCATION
                                          SERIES         SERIES       SERIES          SERIES        SERIES    GROWTH SERIES
                                    ----------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)
 Income:
     Dividends.....................           $-             $-           $-              $-            $-               $-
                                    ----------------------------------------------------------------------------------------
 Total investment income...........            -              -            -               -             -                -

 Expenses:
     Mortality and expense risk
      and other charges............        8,334          7,811       14,556             567           856              205
     Annual administrative charges.          210            173          434               9            24                1
     Minimum death benefit
      guarantee charges............            -              -            1               -             -                -
     Contingent deferred sales
      charges......................          786            876        1,696              38            60               10
     Other contract charges........          151            121          284              16            20               14
     Amort of deferred charges
      related to:
            Deferred sales load....           18             16           20               -             5                -
            Premium taxes..........            2              2            2
                                    ----------------------------------------------------------------------------------------
 Total expenses....................        9,501          8,999       16,993             630           965              230
                                    ----------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)......      (9,501)        (8,999)     (16,993)           (630)         (965)            (230)

 REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
     Net realized gain (loss)
      on investments...............     (10,175)          1,015    (429,442)         (1,232)      (12,389)             (13)
     Capital gains distribution....            -              -            -               -             -                -
                                    ----------------------------------------------------------------------------------------
     Total realized gain (loss)
      on investments and capital
      gains distribution...........     (10,175)          1,015    (429,442)         (1,232)      (12,389)             (13)

     Net unrealized appreciation
      (depreciation) of
      investments..................    (233,511)       (39,324)    (116,092)           3,879       (7,234)          (2,847)
                                    ----------------------------------------------------------------------------------------

 NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................   $(253,187)      $(47,308)   $(562,527)          $2,017     $(20,588)         $(3,090)
                                    ========================================================================================





(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                 S-18



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                STATEMENTS OF OPERATIONS - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)




                                     DIVERSIFIED                GROWTH AND      SPECIAL     INTERNET     WORLDWIDE
                                         MID-CAP   INVESTORS        INCOME   SITUATIONS   TOLLKEEPER        GROWTH
                                          SERIES      SERIES        SERIES       SERIES       SERIES          FUND
                                    -------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)
 Income:
     Dividends.....................           $-          $-            $-           $-           $-            $-
                                    -------------------------------------------------------------------------------
 Total investment income...........            -           -             -            -            -             -

 Expenses:
     Mortality and expense risk
      and other charges............          283         585           490          178            9           122
     Annual administrative charges.            2           8             2            2            -             2
     Minimum death benefit
      guarantee charges............            -           -             -            -            -             -
     Contingent deferred sales
      charges......................            9          46            14            9            -             9
     Other contract charges........           20          28            29           10            -             8
     Amort of deferred charges
      related to:
            Deferred sales load....            -           -             -            -            -             -
            Premium taxes..........                                      1                         -             -
                                    -------------------------------------------------------------------------------
 Total expenses....................          314         667           536          199            9           141
                                    -------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)......        (314)       (667)         (536)        (199)          (9)         (141)

 REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
     Net realized gain (loss)
      on investments...............        (150)       (359)         (116)        (257)         (33)         (845)
     Capital gains distribution....            -           -             -            -            -             -
                                    -------------------------------------------------------------------------------
     Total realized gain (loss)
      on investments and capital
      gains distribution...........        (150)       (359)         (116)        (257)         (33)         (845)

     Net unrealized appreciation
      (depreciation) of
      investments..................      (7,094)     (9,913)       (8,466)      (3,540)        (773)       (2,754)
                                    -------------------------------------------------------------------------------

 NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................     $(7,558)   $(10,939)      $(9,118)     $(3,996)       $(815)      $(3,740)
                                    ===============================================================================





(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                 S-19



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                STATEMENTS OF OPERATIONS - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)




                                              GROWTH                   SMALL CAP     CONVERTIBLE     GROWTH AND      LARGE CAP
                                       OPPORTUNITIES      MAGNACAP  OPPORTUNITES           CLASS         INCOME         GROWTH
                                        PORTFOLIO (a) PORTFOLIO (a) PORTFOLIO (a)   PORTFOLIO (b)  PORTFOLIO (b)  PORTFOLIO (b)
                                    -------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)
 Income:
     Dividends.....................               $-            $1             $-              $-             $-            $-
                                    -------------------------------------------------------------------------------------------
 Total investment income...........                -             1              -               -              -             -

 Expenses:
     Mortality and expense risk
      and other charges............                8            10             25               -              -             -
     Annual administrative charges.                -             -              -               -              -             -
     Minimum death benefit
      guarantee charges............                -             -              -               -              -             -
     Contingent deferred sales
      charges......................                -             -              3               -              -             -
     Other contract charges........                -             -              2               -              -             -
     Amort of deferred charges
      related to:
            Deferred sales load....                -             -              -               -              -             -
            Premium taxes..........                -             -              -               -              -             -
                                    -------------------------------------------------------------------------------------------
 Total expenses....................                8            10             30               -              -             -
                                    -------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)......              (8)           (9)           (30)               -              -             -

 REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
     Net realized gain (loss)
      on investments...............             (79)           (6)          (581)               -              -             -
     Capital gains distribution....                -             -              -               -              -             -
                                    -------------------------------------------------------------------------------------------
     Total realized gain (loss)
      on investments and capital
      gains distribution...........             (79)           (6)          (581)               -              -             -

     Net unrealized appreciation
      (depreciation) of
      investments..................            (504)         (273)        (1,328)               -            (5)          (18)
                                    -------------------------------------------------------------------------------------------

 NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................           $(591)        $(288)       $(1,939)              $-           $(5)         $(18)
                                    ===========================================================================================





(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                 S-20



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                STATEMENTS OF OPERATIONS - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)


                                                            PIMCO
                                                       STOCKSPLUS                  SP JENNISON                        SMITH
                                      PIMCO HIGH       GROWTH AND   PRUDENTIAL   INTERNATIONAL                  BARNEY HIGH
                                      YIELD BOND           INCOME     JENNISON          GROWTH   APPRECIATION   HIGH INCOME
                                       PORTFOLIO        PORTFOLIO    PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
                                    ----------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)
 Income:
     Dividends.....................      $12,232           $7,641           $-             $19             $9           $50
                                    ----------------------------------------------------------------------------------------
 Total investment income...........       12,232            7,641            -              19              9            50

 Expenses:
     Mortality and expense risk
      and other charges............        2,448            2,884          194              84              9             4
     Annual administrative charges.           48               67            2               1              -             -
     Minimum death benefit
      guarantee charges............            -                -            -               -              -             -
     Contingent deferred sales
      charges......................          286              341           37              11              -             -
     Other contract charges........           50               42           11               4              -             -
     Amort of deferred charges
      related to:
            Deferred sales load....            3                2            -               -              -             -
            Premium taxes..........            -                1            -               -              -             -
                                    ----------------------------------------------------------------------------------------
 Total expenses....................        2,835            3,337          244             100              9             4
                                    ----------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)......        9,397            4,304        (244)            (81)              -            46

 REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
     Net realized gain (loss)
      on investments...............      (9,991)         (12,367)      (5,735)         (2,658)              -          (29)
     Capital gains distribution....            -                -          189               -              -             -
                                    ----------------------------------------------------------------------------------------
     Total realized gain (loss)
      on investments and capital
      gains distribution...........      (9,991)         (12,367)      (5,546)         (2,658)              -          (29)

     Net unrealized appreciation
      (depreciation) of
      investments..................      (8,254)         (47,658)      (1,090)           (859)          (113)          (55)
                                    ----------------------------------------------------------------------------------------

 NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................     $(8,848)        $(55,721)     $(6,880)        $(3,598)        $ (113)         $(38)
                                    ========================================================================================





(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                 S-21



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                STATEMENTS OF OPERATIONS - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)



                                     SMITH BARNEY    SMITH BARNEY   SMITH BARNEY
                                        LARGE CAP   INTERNATIONAL          MONEY  INTERNATIONAL          ASSET
                                            VALUE          EQUITY         MARKET         EQUITY     ALLOCATION        EQUITY
                                        PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                    -----------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)
 Income:
     Dividends.....................            $9              $-             $6             $-            $23            $-
                                    -----------------------------------------------------------------------------------------
 Total investment income...........             9               -              6              -             23             -

 Expenses:
     Mortality and expense risk
      and other charges............             7               4              2          2,144             15            11
     Annual administrative charges.             -               -              -             48              -             -
     Minimum death benefit
      guarantee charges............             -               -              -              -              -             -
     Contingent deferred sales
      charges......................             -               -             16            227              4             5
     Other contract charges........             -               -              -             32              -             -
     Amort of deferred charges
      related to:
            Deferred sales load....             -               -              -              -              -             -
            Premium taxes..........             -               -              -              -              -             -
                                    -----------------------------------------------------------------------------------------
 Total expenses....................             7               4             18          2,451             19            16
                                    -----------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)......             2             (4)           (12)        (2,451)              4          (16)

 REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
     Net realized gain (loss)
      on investments...............           (8)               1              -       (63,460)           (10)          (27)
     Capital gains distribution....            22               -              -              -              -             -
                                    -----------------------------------------------------------------------------------------
     Total realized gain (loss)
      on investments and capital
      gains distribution...........            14               1              -       (63,460)           (10)          (27)

     Net unrealized appreciation
      (depreciation) of
      investments..................         (112)           (176)              -         12,266          (208)         (277)
                                    -----------------------------------------------------------------------------------------

 NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................         $(96)          $(179)          $(12)      $(53,645)         $(214)        $(320)
                                    =========================================================================================





(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                 S-22



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                STATEMENTS OF OPERATIONS - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)



                                      GROWTH &     HIGH QUALITY     SMALL COMPANY                          GROWTH AND       PREMIER
                                        INCOME             BOND            GROWTH     ALLIANCEBERNSTEIN        INCOME        GROWTH
                                     PORTFOLIO        PORTFOLIO         PORTFOLIO    VALUE PORTFOLIO (b) PORTFOLIO (b) PORTFOLIO (b)
                                    ------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)
 Income:
     Dividends.....................           $-             $5                 $-                   $-           $ -            $-
                                    ------------------------------------------------------------------------------------------------
 Total investment income...........            -              5                  -                    -             -             -

 Expenses:
     Mortality and expense risk
      and other charges............            3              1                  1                    -             -             -
     Annual administrative charges.            -              -                  -                    -             -             -
     Minimum death benefit
      guarantee charges............            -              -                  -                    -             -             -
     Contingent deferred sales
      charges......................            -              -                  -                    -             -             -
     Other contract charges........            -              -                  -                    -             -             -
     Amort of deferred charges
      related to:
            Deferred sales load....            -              -                  -                    -             -             -
            Premium taxes..........            -              -                  -                    -             -             -
                                    ------------------------------------------------------------------------------------------------
 Total expenses....................            3              1                  1                    -             -             -
                                    ------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)......          (3)              4                (1)                    -             -             -

 REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
     Net realized gain (loss)
      on investments...............          (6)              1                (1)                  (3)           (1)             -
     Capital gains distribution....            -              -                  -                    -             -             -
                                    ------------------------------------------------------------------------------------------------
     Total realized gain (loss)
      on investments and capital
      gains distribution...........          (6)              1                (1)                  (3)           (1)             -

     Net unrealized appreciation
      (depreciation) of
      investments..................         (39)              3               (15)                 (13)          (33)          (15)
                                    ------------------------------------------------------------------------------------------------

 NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................        $(48)             $8              $(17)                $(16)         $(34)         $(15)
                                    ================================================================================================





(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                 S-23



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                STATEMENTS OF OPERATIONS - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)



                                                        VALUE   INDEX PLUS   INDEX PLUS    INDEX PLUS      TACTICAL
                                        GET FUND  OPPORTUNITY    LARGE CAP      MID CAP     SMALL CAP    ALLOCATION
                                     SERIES N (b) PORTFOLIO(b) PORTFOLIO(b) PORTFOLIO(b)  PORTFOLIO(b)  PORTFOLIO(b)
                                     ----------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)
 Income:
     Dividends.....................           $-         $-          $-             $-            $-            $-
                                    ----------------------------------------------------------------------------------
 Total investment income...........            -          -           -              -             -             -

 Expenses:
     Mortality and expense risk
      and other charges............           14          -           -              -             -             -
     Annual administrative charges.            -          -           -              -             -             -
     Minimum death benefit
      guarantee charges............            -          -           -              -             -             -
     Contingent deferred sales
      charges......................            1          -           -              -             -             -
     Other contract charges........            -          -           -              -             -             -
     Amort of deferred charges
      related to:
            Deferred sales load....            -          -           -              -             -             -
            Premium taxes..........            -          -           -              -             -             -
                                    ----------------------------------------------------------------------------------
 Total expenses....................           15          -           -              -             -             -
                                    ----------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)......         (15)          -           -              -             -             -

 REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
     Net realized gain (loss)
      on investments...............          (1)          -           -            (4)           (3)             -
     Capital gains distribution....            -          -           -              -             -             -
                                    ----------------------------------------------------------------------------------
     Total realized gain (loss)
      on investments and capital
      gains distribution...........          (1)          -           -            (4)           (3)             -

     Net unrealized appreciation
      (depreciation) of
      investments..................           76        (13)        (7)           (27)           (9)           (2)
                                    ----------------------------------------------------------------------------------

 NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................          $60       $(13)       $(7)          $(31)         $(12)          $(2)
                                    ==================================================================================





(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                S-24



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                STATEMENTS OF OPERATIONS - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)




                                        EQUITY-                                  FINANCIAL       HEALTH
                                         INCOME         GROWTH    CONTRAFUND      SERVICES     SCIENCES    UTILITIES
                                    PORTFOLIO(b)   PORTFOLIO(b)  PORTFOLIO(b)      FUND (b)     FUND (b)    FUND (b)
                                    ----------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)
 Income:
     Dividends.....................         $-              $-            $-            $-           $-           $-
                                    ----------------------------------------------------------------------------------
 Total investment income...........          -               -             -             -            -            -

 Expenses:
     Mortality and expense risk
      and other charges............          1               -             -             -            -            -
     Annual administrative charges.          -               -             -             -            -            -
     Minimum death benefit
      guarantee charges............          -               -             -             -            -            -
     Contingent deferred sales
      charges......................          -               -             -             -            -            -
     Other contract charges........          -               -             -             -            -            -
     Amort of deferred charges
      related to:
            Deferred sales load....          -               -             -             -            -            -
            Premium taxes..........          -               -             -             -            -            -
                                    ----------------------------------------------------------------------------------
 Total expenses....................          1               -             -             -            -            -
                                    ----------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)......        (1)               -             -             -            -            -

 REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
     Net realized gain (loss)
      on investments...............          -               -           (5)             -            -            -
     Capital gains distribution....          -               -             -             -            -            -
                                    ----------------------------------------------------------------------------------
     Total realized gain (loss)
      on investments and capital
      gains distribution...........          -               -           (5)             -            -            -

     Net unrealized appreciation
      (depreciation) of
      investments..................       (37)            (24)            13           (6)          (5)          (3)
                                    ----------------------------------------------------------------------------------

 NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................      $(38)           $(24)            $8          $(6)         $(5)        $ (3)
                                    ==================================================================================





(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                 S-24



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                STATEMENTS OF OPERATIONS - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)



                                                           PPI MFS PIONEER FUND            SMALL
                                         WORLDWIDE         CAPITAL          VCT          COMPANY
                                            GROWTH   OPPORTUNITIES    PORTFOLIO              VCT              SMALL-CAP
                                      PORTFOLIO (a)   PORTFOLIO (b)          (b)    PORTFOLIO (b)   BULL (a)         (a)
                                    -------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)
 Income:
     Dividends.....................             $-              $-            $-              $-         $-           $-
                                    -------------------------------------------------------------------------------------
 Total investment income...........              -               -             -               -          -            -

 Expenses:
     Mortality and expense risk
      and other charges............              -               -             -               1         36           50
     Annual administrative charges.              -               -             -               -          -            1
     Minimum death benefit
      guarantee charges............              -               -             -               -          -            -
     Contingent deferred sales
      charges......................              -               -             -               -          -            2
     Other contract charges........              -               -             -               -          2            1
     Amort of deferred charges
      related to:
            Deferred sales load....              -               -             -               -          -            -
            Premium taxes..........              -               -             -               -          -            -
                                    -------------------------------------------------------------------------------------
 Total expenses....................              -               -             -               1         38           54
                                    -------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)......              -               -             -             (1)       (38)         (54)

 REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
     Net realized gain (loss)
      on investments...............              -             (2)             -               -      (530)      (1,434)
     Capital gains distribution....              -               -             -               -          -            -
                                    -------------------------------------------------------------------------------------
     Total realized gain (loss)
      on investments and capital
      gains distribution...........              -             (2)             -               -      (530)      (1,434)

     Net unrealized appreciation
      (depreciation) of
      investments..................           (20)            (26)           (7)            (47)      (608)        (538)
                                    -------------------------------------------------------------------------------------

 NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................          $(20)           $(28)          $(7)           $(48)   $(1,176)     $(2,026)
                                    =====================================================================================





(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                 S-25


                                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                             SEPARATE ACCOUNT B
                                    STATEMENTS OF OPERATIONS - UNAUDITED
                        FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                           (DOLLARS IN THOUSANDS)



                                                                        INTERNATIONAL
                                                       GROWTH AND              GROWTH
                                       EUROPE 30           INCOME          AND INCOME       VOYAGER
                                              (a)         FUND (b)            FUND (b)      FUND (b)
                                    ----------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)
 Income:
     Dividends.....................           $-                $-                 $-           $ -
                                    ----------------------------------------------------------------
 Total investment income...........            -                 -                  -             -

 Expenses:
     Mortality and expense risk
      and other charges............           56                 -                  -             -
     Annual administrative charges.            -                 -                  -             -
     Minimum death benefit
      guarantee charges............            -                 -                  -             -
     Contingent deferred sales
      charges......................            2                 -                  -             -
     Other contract charges........            -                 -                  -             -
     Amort of deferred charges
      related to:
            Deferred sales load....            -                 -                  -             -
            Premium taxes..........            -                 -                  -             -
                                    ----------------------------------------------------------------
 Total expenses....................           58                 -                  -             -
                                    ----------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)......         (58)                 -                  -             -

 REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
     Net realized gain (loss)
      on investments...............      (3,657)                 -                (3)             -
     Capital gains distribution....            -                 -                  -             -
                                    ----------------------------------------------------------------
     Total realized gain (loss)
      on investments and capital
      gains distribution...........      (3,657)                 -                (3)             -

     Net unrealized appreciation
      (depreciation) of
      investments..................           72               (4)               (10)           (4)
                                    ----------------------------------------------------------------

 NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................     $(3,643)              $(4)              $(13)          $(4)
                                    ================================================================





(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                        S-26


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)




                                                           LIMITED
                                      LIQUID ASSET   MATURITY BOND      LARGE CAP     HARD ASSETS   ALL GROWTH         ALL CAP
                                            SERIES          SERIES   VALUE SERIES          SERIES       SERIES          SERIES
                                     -----------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001.....        $679,666        $200,958        $98,545         $41,509           $-        $104,883
 INCREASE (DECREASE) IN NET ASSETS
   Operations:
      Net investment income.......           2,807         (3,269)        (2,055)           (506)            1         (2,484)
      Net realized gain (loss) and
       capital distribution.......               -           1,695          (342)           (268)            -           (526)
      Net unrealized appreciation
       (depreciation).............               -          19,352       (35,286)         (6,882)            -        (26,704)
                                     -----------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets resulting from
       operations.................           2,807          17,778       (37,683)         (7,656)            1        (29,714)
   Changes from principal
    transactions:
      Purchase payments...........         434,260          67,516         85,035           5,587           41          84,601
      Contract distributions and
       terminations...............       (348,120)        (10,739)        (3,834)         (1,403)           86         (6,196)
      Transfer payments from (to)
       Fixed Accounts and other
       Divisions..................         407,046          96,638         40,107         (3,204)        (128)          63,505
      Additions to assets retained
       in the Account by Golden
       American Life Insurance
       Company....................               1               -              -               -            -               -
                                     -----------------------------------------------------------------------------------------------
      Increase (decrease) in net
       assets derived from
       principal transactions.....         493,187         153,415        121,308             980          (1)         141,910
                                     -----------------------------------------------------------------------------------------------
 Total increase (decrease)........         495,994         171,193         83,625         (6,676)            -         112,196
                                     -----------------------------------------------------------------------------------------------
NET ASSETS AT SEPTEMBER 30, 2001..      $1,175,660        $372,151       $182,170         $34,833           $-        $217,079
                                     ===============================================================================================





(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                               S-27



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)




                                                       FULLY          EQUITY          CAPITAL          RISING        EMERGING
                                  REAL ESTATE        MANAGED          INCOME     APPRECIATION       DIVIDENDS         MARKETS
                                       SERIES         SERIES          SERIES           SERIES          SERIES          SERIES
                                  ------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001.....   $100,303       $345,651        $291,793         $477,934        $860,338         $19,953
 INCREASE (DECREASE) IN NET ASSETS
   Operations:
      Net investment income.......    (1,218)        (5,714)         (4,132)          (6,048)        (10,202)            (47)
      Net realized gain (loss) and
       capital distribution.......      3,975         10,113         (6,411)          (7,053)          17,532         (1,106)
      Net unrealized appreciation
       (depreciation).............    (1,652)        (1,233)        (17,180)         (98,390)       (193,893)             898
                                  ------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets resulting from
       operations.................      1,105          3,166        (27,723)        (111,491)       (186,563)           (255)
   Changes from principal
    transactions:
      Purchase payments...........     15,748         99,633          56,018           60,421          57,593             305
      Contract distributions and
       terminations...............    (3,201)       (18,088)        (14,461)         (16,164)        (28,517)           (578)
      Transfer payments from (to)
       Fixed Accounts and other
       Divisions..................      5,650        108,267          30,856         (25,385)        (41,522)        (19,424)
      Additions to assets retained
       in the Account by Golden
       American Life Insurance
       Company....................          -              7               1                1               1               -
                                  ------------------------------------------------------------------------------------------------
      Increase (decrease) in net
       assets derived from
       principal transactions.....     18,197        189,819          72,414           18,873        (12,445)        (19,697)
                                  ------------------------------------------------------------------------------------------------
 Total increase (decrease)........     19,302        192,985          44,691         (92,618)       (199,008)        (19,952)
                                  ------------------------------------------------------------------------------------------------
NET ASSETS AT SEPTEMBER 30, 2001..   $119,605       $538,636        $336,484         $385,316        $661,330              $1
                                  ================================================================================================





(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                 S-28


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)




                                     MARKET                      STRATEGIC                        MANAGED         MID-CAP
                                    MANAGER    VALUE EQUITY         EQUITY      SMALL CAP          GLOBAL          GROWTH
                                     SERIES          SERIES         SERIES         SERIES          SERIES          SERIES
                                  -------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001.....   $6,619        $180,722       $359,734       $422,097        $228,347      $1,158,061
 INCREASE (DECREASE) IN NET ASSETS
   Operations:
      Net investment income.......    (545)         (2,505)        (4,083)        (5,849)         (3,071)        (14,255)
      Net realized gain (loss) and
       capital distribution.......    3,429         (1,962)       (76,668)      (279,948)        (88,352)       (565,361)
      Net unrealized appreciation
       (depreciation).............  (3,695)        (30,964)       (52,348)        176,997          30,761          92,959
                                  -------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets resulting from
       operations.................    (811)        (35,431)      (133,099)      (108,800)        (60,662)       (486,657)
   Changes from principal
    transactions:
      Purchase payments...........    (168)          23,665         33,494         55,463          44,946         149,874
      Contract distributions and
       terminations...............     (10)         (6,652)       (10,507)       (13,866)         (7,724)        (35,423)
      Transfer payments from (to)
       Fixed Accounts and other
       Divisions..................  (5,630)           2,282       (48,414)        (3,013)           6,574        (73,340)
      Additions to assets retained
       in the Account by Golden
       American Life Insurance
       Company....................        -               1              -              1               1               1
                                  -------------------------------------------------------------------------------------------
      Increase (decrease) in net
       assets derived from
       principal transactions.....  (5,808)          19,296       (25,427)         38,585          43,797          41,112
                                  -------------------------------------------------------------------------------------------
 Total increase (decrease)........  (6,619)        (16,135)      (158,526)       (70,215)        (16,865)       (445,545)
                                  -------------------------------------------------------------------------------------------
NET ASSETS AT SEPTEMBER 30, 2001..       $-        $164,587       $201,208       $351,882        $211,482        $712,516
                                  ===========================================================================================





(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.


                                                                 S-29


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)




                                       CAPITAL
                                        GROWTH        RESEARCH     TOTAL RETURN         GROWTH       CORE BOND     DEVELOPING
                                        SERIES          SERIES           SERIES         SERIES          SERIES   WORLD SERIES
                                  -----------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001.....    $463,399        $800,528         $608,868     $1,474,980         $40,000        $54,398
 INCREASE (DECREASE) IN NET ASSETS
   Operations:
      Net investment income.......     (5,893)         (9,501)          (8,999)       (16,993)           (630)          (965)
      Net realized gain (loss) and
       capital distribution.......    (15,219)        (10,175)            1,015      (429,442)         (1,232)       (12,389)
      Net unrealized appreciation
       (depreciation).............   (126,795)       (233,511)         (39,324)      (116,092)           3,879        (7,234)
                                  -----------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets resulting from
       operations.................   (147,907)       (253,187)         (47,308)      (562,527)           2,017       (20,588)
   Changes from principal
    transactions:
      Purchase payments...........      31,378          82,916          132,846        128,177          23,539          9,254
      Contract distributions and
       terminations...............    (16,419)        (23,406)         (27,130)       (41,115)         (1,795)        (2,354)
      Transfer payments from (to)
       Fixed Accounts and other
       Divisions..................    (23,137)        (49,475)           34,041      (111,000)          21,489         16,838
      Additions to assets retained
       in the Account by Golden
       American Life Insurance
       Company....................           -               -                2              1               1              -
                                  -----------------------------------------------------------------------------------------------
      Increase (decrease) in net
       assets derived from
       principal transactions.....     (8,178)          10,035          139,759       (23,937)          43,234         23,738
                                  -----------------------------------------------------------------------------------------------
 Total increase (decrease)........   (156,085)       (243,152)           92,451      (586,464)          45,251          3,150
                                  -----------------------------------------------------------------------------------------------
NET ASSETS AT SEPTEMBER 30, 2001..    $307,314        $557,376         $701,319       $888,516         $85,251        $57,548
                                  ===============================================================================================





(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                 S-30


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)




                                          ASSET      DIVERSIFIED                      GROWTH AND         SPECIAL        INTERNET
                                     ALLOCATION          MID-CAP       INVESTORS          INCOME      SITUATIONS      TOLLKEEPER
                                  GROWTH SERIES           SERIES          SERIES          SERIES          SERIES          SERIES
                                  --------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001.....       $4,696          $11,358         $21,558         $12,726          $5,891              $-
 INCREASE (DECREASE) IN NET ASSETS
   Operations:
      Net investment income.......        (230)            (314)           (667)           (536)           (199)             (9)
      Net realized gain (loss) and
       capital distribution.......         (13)            (150)           (359)           (116)           (257)            (33)
      Net unrealized appreciation
       (depreciation).............      (2,847)          (7,094)         (9,913)         (8,466)         (3,540)           (773)
                                  --------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets resulting from
       operations.................      (3,090)          (7,558)        (10,939)         (9,118)         (3,996)           (815)
   Changes from principal
    transactions:
      Purchase payments...........       21,077           23,665          31,319          40,356          10,130           1,977
      Contract distributions and
       terminations...............        (379)            (499)         (1,513)           (947)           (373)            (10)
      Transfer payments from (to)
       Fixed Accounts and other
       Divisions..................        9,453            8,229          24,105          21,317           6,145             885
      Additions to assets retained
       in the Account by Golden
       American Life Insurance
       Company....................            1                -               -               -               -               -
                                  --------------------------------------------------------------------------------------------------
      Increase (decrease) in net
       assets derived from
       principal transactions.....       30,152           31,395          53,911          60,726          15,902           2,852
                                  --------------------------------------------------------------------------------------------------
 Total increase (decrease)........       27,062           23,837          42,972          51,608          11,906           2,037
                                  --------------------------------------------------------------------------------------------------
NET ASSETS AT SEPTEMBER 30, 2001..      $31,758          $35,195         $64,530         $64,334         $17,797          $2,037
                                  ==================================================================================================





(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.


                                                                 S-31


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)




                                                        GROWTH                        SMALL CAP        CONVERTIBLE      GROWTH AND
                                    WORLDWIDE    OPPORTUNITIES        MAGNACAP     OPPORTUNITES    CLASS PORTFOLIO          INCOME
                                  GROWTH FUND     PORTFOLIO (a)   PORTFOLIO (a)    PORTFOLIO (a)                (b)   PORTFOLIO (b)
                                  --------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001.....     $5,554               $-              $-               $-                 $-              $-
 INCREASE (DECREASE) IN NET ASSETS
   Operations:
      Net investment income.......      (141)              (8)             (9)             (30)                  -               -
      Net realized gain (loss) and
       capital distribution.......      (845)             (79)             (6)            (581)                  -               -
      Net unrealized appreciation
       (depreciation).............    (2,754)            (504)           (273)          (1,328)                  -             (5)
                                  --------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets resulting from
       operations.................    (3,740)            (591)           (288)          (1,939)                  -             (5)
   Changes from principal
    transactions:
      Purchase payments...........      9,019            1,566           2,481            3,803                 49             104
      Contract distributions and
       terminations...............      (280)             (10)            (67)             (57)                  -               -
      Transfer payments from (to)
       Fixed Accounts and other
       Divisions..................      2,902            1,104             723            3,592                  -               2
      Additions to assets retained
       in the Account by Golden
       American Life Insurance
       Company....................          -                -               -                -                  -               -
                                  --------------------------------------------------------------------------------------------------
      Increase (decrease) in net
       assets derived from
       principal transactions.....     11,641            2,660           3,137            7,338                 49             106
                                  --------------------------------------------------------------------------------------------------
 Total increase (decrease)........      7,901            2,069           2,849            5,399                 49             101
                                  --------------------------------------------------------------------------------------------------
NET ASSETS AT SEPTEMBER 30, 2001..    $13,455           $2,069          $2,849           $5,399                $49            $101
                                  ==================================================================================================





(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.
                                                                 S-32


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)


                                                                             PIMCO
                                                                        STOCKSPLUS                      SP JENNISON
                                         LARGE CAP      PIMCO HIGH      GROWTH AND      PRUDENTIAL    INTERNATIONAL
                                            GROWTH      YIELD BOND          INCOME        JENNISON           GROWTH    APPRECIATION
                                      PORTFOLIO (b)      PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                  --------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001.....              $-        $162,857        $258,484          $7,732           $2,720            $831
 INCREASE (DECREASE) IN NET ASSETS
   Operations:
      Net investment income.......               -           9,397           4,304           (244)             (81)               -
      Net realized gain (loss) and
       capital distribution.......               -         (9,991)        (12,367)         (5,546)          (2,658)               -
      Net unrealized appreciation
       (depreciation).............            (18)         (8,254)        (47,658)         (1,090)            (859)           (113)
                                  --------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets resulting from
       operations.................            (18)         (8,848)        (55,721)         (6,880)          (3,598)           (113)
   Changes from principal
    transactions:
      Purchase payments...........             187          44,360          27,558          10,673            5,936               5
      Contract distributions and
       terminations...............               -         (8,663)         (8,960)           (633)            (404)            (10)
      Transfer payments from (to)
       Fixed Accounts and other
       Divisions..................               -          20,791        (17,218)           6,517            3,695            (17)
      Additions to assets retained
       in the Account by Golden
       American Life Insurance
       Company....................               -               -               -               -                -               -
                                  --------------------------------------------------------------------------------------------------
      Increase (decrease) in net
       assets derived from
       principal transactions.....             187          56,488           1,380          16,557            9,227            (22)
                                  --------------------------------------------------------------------------------------------------
 Total increase (decrease)........             169          47,640        (54,341)           9,677            5,629           (135)
                                  --------------------------------------------------------------------------------------------------
NET ASSETS AT SEPTEMBER 30, 2001..            $169        $210,497        $204,143         $17,409           $8,349            $696
                                  ==================================================================================================





(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                 S-33


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)



                                                     SMITH BARNEY     SMITH BARNEY
                                     SMITH BARNEY       LARGE CAP    INTERNATIONAL   SMITH BARNEY    INTERNATIONAL         ASSET
                                      HIGH INCOME           VALUE           EQUITY   MONEY MARKET           EQUITY    ALLOCATION
                                        PORTFOLIO       PORTFOLIO        PORTFOLIO      PORTFOLIO        PORTFOLIO     PORTFOLIO
                                  -------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001.....           $446            $692             $455           $156         $194,618        $1,387
 INCREASE (DECREASE) IN NET ASSETS
   Operations:
      Net investment income.......             46               2              (4)           (12)          (2,451)             4
      Net realized gain (loss) and
       capital distribution.......           (29)              14                1              -         (63,460)          (10)
      Net unrealized appreciation
       (depreciation).............           (55)           (112)            (176)              -           12,266         (208)
                                  -------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets resulting from
       operations.................           (38)            (96)            (179)           (12)         (53,645)         (214)
   Changes from principal
    transactions:
      Purchase payments...........              -               -                -              -           17,303           115
      Contract distributions and
       terminations...............           (22)            (15)              (4)          (237)          (5,763)          (65)
      Transfer payments from (to)
       Fixed Accounts and other
       Divisions..................           (31)            (47)              (5)            318          (2,007)           (8)
      Additions to assets retained
       in the Account by Golden
       American Life Insurance
       Company....................              -               -                -              -                -             -
                                  -------------------------------------------------------------------------------------------------
      Increase (decrease) in net
       assets derived from
       principal transactions.....           (53)            (62)              (9)             81            9,533            42
                                  -------------------------------------------------------------------------------------------------
 Total increase (decrease)........           (91)           (158)            (188)             69         (44,112)         (172)
                                  -------------------------------------------------------------------------------------------------
NET ASSETS AT SEPTEMBER 30, 2001..           $355            $534             $267           $225         $150,506        $1,215
                                  =================================================================================================





(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                 S-34


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)



                                                                                      SMALL
                                                     GROWTH &     HIGH QUALITY      COMPANY                            GROWTH AND
                                         EQUITY        INCOME             BOND       GROWTH    ALLIANCEBERNSTEIN           INCOME
                                      PORTFOLIO     PORTFOLIO        PORTFOLIO    PORTFOLIO   VALUE PORTFOLIO (b)    PORTFOLIO (b)
                                  -------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001.....       $1,071          $284              $78          $72                   $-                $-
 INCREASE (DECREASE) IN NET ASSETS
   Operations:
      Net investment income.......         (16)           (3)                4          (1)                    -                 -
      Net realized gain (loss) and
       capital distribution.......         (27)           (6)                1          (1)                  (3)               (1)
      Net unrealized appreciation
       (depreciation).............        (277)          (39)                3         (15)                 (13)              (33)
                                  -------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets resulting from
       operations.................        (320)          (48)                8         (17)                 (16)              (34)
   Changes from principal
    transactions:
      Purchase payments...........           98            48               28            8                  259               513
      Contract distributions and
       terminations...............         (74)          (10)              (4)            -                    -                 -
      Transfer payments from (to)
       Fixed Accounts and other
       Divisions..................         (12)          (65)               38            4                    7               (6)
      Additions to assets retained
       in the Account by Golden
       American Life Insurance
       Company....................            -             -                -            -                    -                 -
                                  -------------------------------------------------------------------------------------------------
      Increase (decrease) in net
       assets derived from
       principal transactions.....           12          (27)               62           12                  266               507
                                  -------------------------------------------------------------------------------------------------
 Total increase (decrease)........        (308)          (75)               70          (5)                  250               473
                                  -------------------------------------------------------------------------------------------------
NET ASSETS AT SEPTEMBER 30, 2001..         $763          $209             $148          $67                 $250              $473
                                  =================================================================================================





(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                 S-35


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)




                                                                            VALUE       INDEX PLUS      INDEX PLUS      INDEX PLUS
                                    PREMIER GROWTH      GET FUND      OPPORTUNITY        LARGE CAP         MID CAP       SMALL CAP
                                      PORTFOLIO (b)  SERIES N (b)    PORTFOLIO (b)    PORTFOLIO (b)   PORTFOLIO (b)   PORTFOLIO (b)
                                  -------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001.....              $-            $-               $-               $-              $-              $-
 INCREASE (DECREASE) IN NET ASSETS
   Operations:
      Net investment income.......               -          (15)                -                -               -               -
      Net realized gain (loss) and
       capital distribution.......               -           (1)                -                -             (4)             (3)
      Net unrealized appreciation
       (depreciation).............            (15)            76             (13)              (7)            (27)             (9)
                                  -------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets resulting from
       operations.................            (15)            60             (13)              (7)            (31)            (12)
   Changes from principal
    transactions:
      Purchase payments...........             351         1,799              133              258             301             165
      Contract distributions and
       terminations...............               -          (27)                -              (1)               -               -
      Transfer payments from (to)
       Fixed Accounts and other
       Divisions..................              14        30,758                5                4              18              10
      Additions to assets retained
       in the Account by Golden
       American Life Insurance
       Company....................               -             -                -                -               -               -
                                  -------------------------------------------------------------------------------------------------
      Increase (decrease) in net
       assets derived from
       principal transactions.....             365        32,530              138              261             319             175
                                  -------------------------------------------------------------------------------------------------
 Total increase (decrease)........             350        32,590              125              254             288             163
                                  -------------------------------------------------------------------------------------------------
NET ASSETS AT SEPTEMBER 30, 2001..            $350       $32,590             $125             $254            $288            $163
                                  =================================================================================================





(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                 S-36


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)




                                          TACTICAL         EQUITY-                                         FINANCIAL        HEALTH
                                        ALLOCATION          INCOME           GROWTH      CONTRAFUND    SERVICES FUND      SCIENCES
                                      PORTFOLIO (b)   PORTFOLIO (b)    PORTFOLIO (b)   PORTFOLIO (b)              (b)      FUND (b)
                                  -------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001.....              $-              $-               $-              $-               $-            $-
 INCREASE (DECREASE) IN NET ASSETS
   Operations:
      Net investment income.......               -             (1)                -               -                -             -
      Net realized gain (loss) and
       capital distribution.......               -               -                -             (5)                -             -
      Net unrealized appreciation
       (depreciation).............             (2)            (37)             (24)              13              (6)           (5)
                                  -------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets resulting from
       operations.................             (2)            (38)             (24)               8              (6)           (5)
   Changes from principal
    transactions:
      Purchase payments...........             194             627              291             570              162           326
      Contract distributions and
       terminations...............               -               -                -               -                -             -
      Transfer payments from (to)
       Fixed Accounts and other
       Divisions..................               -              11                -               5                4            42
      Additions to assets retained
       in the Account by Golden
       American Life Insurance
       Company....................               -               -                -               -                -             -
                                  -------------------------------------------------------------------------------------------------
      Increase (decrease) in net
       assets derived from
       principal transactions.....             194             638              291             575              166           368
                                  -------------------------------------------------------------------------------------------------
 Total increase (decrease)........             192             600              267             583              160           363
                                  -------------------------------------------------------------------------------------------------
NET ASSETS AT SEPTEMBER 30, 2001..            $192            $600             $267            $583             $160          $363
                                  =================================================================================================





(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                 S-37


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)



                                                                        PPI MFS
                                                     WORLDWIDE          CAPITAL           PIONEER             SMALL
                                     UTILITIES          GROWTH    OPPORTUNITIES          FUND VCT       COMPANY VCT
                                       FUND (b)   PORTFOLIO (b)    PORTFOLIO (b)     PORTFOLIO (b)     PORTFOLIO (b)       BULL (a)
                                  -------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001.....          $-              $-               $-                $-                $-             $-
 INCREASE (DECREASE) IN NET ASSETS
   Operations:
      Net investment income.......           -               -                -                 -               (1)           (38)
      Net realized gain (loss) and
       capital distribution.......           -               -              (2)                 -                 -          (530)
      Net unrealized appreciation
       (depreciation).............         (3)            (20)             (26)               (7)              (47)          (608)
                                  -------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets resulting from
       operations.................         (3)            (20)             (28)               (7)              (48)        (1,176)
   Changes from principal
    transactions:
      Purchase payments...........          66             406              204                95               417          1,871
      Contract distributions and
       terminations...............           -               -                -                 -                 -           (88)
      Transfer payments from (to)
       Fixed Accounts and other
       Divisions..................           5              11              (3)                11                14          4,294
      Additions to assets retained
       in the Account by Golden
       American Life Insurance
       Company....................           -               -                -                 -                 -              -
                                  -------------------------------------------------------------------------------------------------
      Increase (decrease) in net
       assets derived from
       principal transactions.....          71             417              201               106               431          6,077
                                  -------------------------------------------------------------------------------------------------
 Total increase (decrease)........          68             397              173                99               383          4,901
                                  -------------------------------------------------------------------------------------------------
NET ASSETS AT SEPTEMBER 30, 2001..         $68            $397             $173               $99              $383         $4,901
                                  =================================================================================================





(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                 S-38


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS - UNAUDITED
                                    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)




                                                                     GROWTH AND       INTERNATIONAL
                                                                         INCOME   GROWTH AND INCOME        VOYAGER
                                     SMALL-CAP (a)  EUROPE 30 (a)       FUND (b)            FUND (b)       FUND (b)
                                  ---------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001.....             $-             $-              $-                 $-             $-
 INCREASE (DECREASE) IN NET ASSETS
   Operations:
      Net investment income.......           (54)           (58)               -                  -              -
      Net realized gain (loss) and
       capital distribution.......        (1,434)        (3,657)               -                (3)              -
      Net unrealized appreciation
       (depreciation).............          (538)             72             (4)               (10)            (4)
                                  ---------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets resulting from
       operations.................        (2,026)        (3,643)             (4)               (13)            (4)
   Changes from principal
    transactions:
      Purchase payments...........          1,084            610             145                210            140
      Contract distributions and
       terminations...............           (99)          (275)               -                  -              -
      Transfer payments from (to)
       Fixed Accounts and other
       Divisions..................          5,906          9,605               2                (2)             11
      Additions to assets retained
       in the Account by Golden
       American Life Insurance
       Company....................              -              -               -                  -              -
                                  ---------------------------------------------------------------------------------
      Increase (decrease) in net
       assets derived from
       principal transactions.....          6,891          9,940             147                208            151
                                  ---------------------------------------------------------------------------------
 Total increase (decrease)........          4,865          6,297             143                195            147
                                  ---------------------------------------------------------------------------------
NET ASSETS AT SEPTEMBER 30, 2001..         $4,865         $6,297            $143               $195           $147
                                  =================================================================================





(a)      Commencement of operations, May 1, 2001.
(b)      Commencement of operations, July 16, 2001.






SEE ACCOMPANYING NOTES.

                                                                 S-39

(This page intentional left blank.)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                               SEPTEMBER 30, 2001

NOTE 1 - ORGANIZATION
Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American") to support the operations of variable annuity contracts ("Contracts"). Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division, and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 2001, the Account had GoldenSelect Contracts, Granite PrimElite Contracts and SmartDesign VA Contracts. GoldenSelect Contracts sold by Golden American during 2001 include DVA Plus, Access, Premium Plus, ES II, Value, Access One, Generations, and Landmark.

At September 30, 2001, the Account had, under GoldenSelect Contracts, forty-four investment divisions: Liquid Asset, Limited Maturity Bond, Large Cap Value, Hard Assets, All Cap, Real Estate, Fully Managed, Equity Income, Capital Appreciation, Rising Dividends, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth, Capital Growth, Research, Total Return, Growth, Core Bond (formerly Global Fixed Income), Developing World, Asset Allocation, Diversified Mid Cap, Investors, Growth & Income, Special Situations, Internet Tollkeeper, Worldwide Growth (formerly ING Global Brand Names), Growth Opportunities, MagnaCap, Small Cap, PIMCO High Yield Bond, PIMCO StocksPLUS Growth & Income, Jennison, SP Jennison International Growth, International Equity, Asset Allocation, Equity, Growth & Income, High Quality Bond, Small
Company Growth, ProFund Bull, ProFund Small Cap and Europe30 Divisions ("Divisions"). The Account had, under SmartDesign Contracts, thirty-six investment divisions: Liquid Asset, Value Equity, Research, Total Return, Core Bond (formerly Global Fixed Income), Growth & Income, Worldwide Growth (formerly ING Global Brand Names), MagnaCap, Convertible Class, Growth and Income, LargeCap Growth, PIMCO High Yield Bond, Jennison, SP Jennison International Growth, AllianceBernstein Value, Alliance Growth and Income, Premier Growth, GET Fund Series N, Value Opportunity, Index Plus Large Cap, Index Plus Mid Cap, Index Plus Small Cap, Tactical Allocation, Equity-Income, Growth, Contrafund, Financial Services, Health Sciences, Utilities, Worldwide Growth, PPI MFS Capital Opportunites, Pioneer Fund VCT, Small Company VCT, Putnam Growth & Income, International Growth & Income and Voyager Divisions ("Divisions"). The Account also had, under Granite PrimElite Contracts, eight investments divisions: Mid-Cap Growth, Research, Total Return, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney International Equity, and Smith Barney Money Market Divisions (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio") of mutual funds, The GCG Trust, Pilgrim Variable Insurance Trust, Pilgrim Variable Products Trust, PIMCO Variable Insurance Trust, Prudential Series Fund Inc., Greenwich Street Series Fund Inc., Travelers Series Fund Inc., Credit Suisse Warburg Pincus Trust, The Galaxy VIP Fund, Alliance Variable Products Series Fund Inc., Aetna Variable Portfolios Inc., Brinson Series Trust, INVESCO Variable Investment Funds Inc., Janus Aspen Series, Portfolio Partners Inc., Pioneer Variable Contracts Trust, The ProFunds VP, or Putnam Variable Trust (the "Trusts"). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                               SEPTEMBER 30, 2001

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of Golden American which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

NOTE 3 - CHARGES AND FEES
Prior to February 1, 2000, DVA Plus, Access, and the Premium Plus each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000 DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Prior to 2001, ES II had only one death benefit option. During 2001, ESII had seven death benefit options referred to as Standard, Deferred Ratchet, Annual Ratchet, 5.5% Solution, 7% Solution, Max 5.5 and Max 7. Generations has five death benefit options referred to as Standard, Deferred Ratchet, Annual Ratchet, 7% Solution, and Max 7. Landmark has six death benefit options referred to as Standard, Annual Ratchet, 5.5% Solution, 7% Solution, Max 5.5, and Max 7. VA has three death benefit options referred to as Option I, Option II, and Option III. Golden American discontinued external sales of DVA 80 in May 1991. Golden American has also discontinued external sales of DVA 100, DVA Series 100, and Granite PremElite. Under the terms of the Contract, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks follows:

        Series                                              Annual Rates
        ------                                              ------------
        DVA 80                                                  0.80%
        DVA                                                     0.90
        DVA Series 100                                          1.25
        DVA Plus (pre February 2000) - Standard                 1.10
        DVA Plus (post January 2000) - Standard                 1.15
        DVA Plus (post 2000) - Standard                         1.15
        DVA Plus (pre February 2000) - Annual Ratchet           1.25
        DVA Plus (pre February 2000) - 5.5% Solution            1.25
        DVA Plus (post January 2000) - 5.5% Solution            1.25
        DVA Plus (post January 2000) - Annual Ratchet           1.30
        DVA Plus (post 2000) - 5.5% Solution                    1.30

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                               SEPTEMBER 30, 2001
                                   (CONTINUED)

NOTE 3 - CHARGES AND FEES (CONTINUED)

         DVA Plus (pre February 2000) - 7% Solution                1.40
         DVA Plus (post January 2000) - Max 5.5                    1.40
         DVA Plus (post 2000) - Annual Ratchet                     1.40
         DVA Plus (post 2000) - Max 5.5                            1.45
          DVA Plus (post January 2000) - 7% Solution               1.50
         DVA Plus (post 2000) - 7% Solution                        1.50
         DVA Plus (post January 2000) - Max 7                      1.60
         DVA Plus (post 2000) - Max 7                              1.60
         Access (pre February 2000) - Standard                     1.25
         Access (post January 2000) - Standard                     1.30
         Access (post 2000) - Standard                             1.30
         Access (pre February 2000) - Annual Ratchet               1.40
         Access (pre February 2000) - 5.5% Solution                1.40
         Access (post January 2000) - Annual Ratchet               1.45
         Access (post January 2000) - 5.5% Solution                1.45
         Access (post 2000) - 5.5% Solution                        1.45
         Access (pre February 2000) - 7% Solution                  1.55
         Access (post January 2000) - Max 5.5                      1.55
         Access (post 2000) - Annual Ratchet                       1.55
         Access (post 2000) - Max 5.5                              1.60
         Access (post January 2000) - 7% Solution                  1.65
         Access (post 2000) - 7% Solution                          1.65
         Access (post April 2001) - Standard                       1.65
         Access (post January 2000) - Max 7                        1.75
         Access (post 2000) - Max 7                                1.75
         Access (post April 2001) - 5.5% Solution                  1.80
         Access (post April 2001) - Annual Ratchet                 1.90
         Access (post April 2001) - Max 5.5                        1.95
         Access (post April 2001) - 7% Solution                    2.00
         Access (post April 2001) - Max 7                          2.10
         Premium Plus (pre February 2000) - Standard               1.25
         Premium Plus (post January 2000) - Standard               1.30
         Premium Plus (post 2000) - Standard                       1.30
         Premium Plus (pre February 2000) - Annual Ratchet         1.40
         Premium Plus (pre February 2000) - 5.5% Solution          1.40
         Premium Plus (post January 2000) - Annual Ratchet         1.45
         Premium Plus (post January 2000) - 5.5% Solution          1.45
         Premium Plus (post 2000) - 5.5% Solution                  1.45
         Premium Plus (pre February 2000) - 7% Solution            1.55
         Premium Plus (post January 2000) - Max 5.5                1.55
         Premium Plus (post 2000) - Annual Ratchet                 1.55
         Premium Plus (post 2000) - Max 5.5                        1.60
         Premium Plus (post January 2000) - 7% Solution            1.65
         Premium Plus (post 2000) - 7% Solution                    1.65
         Premium Plus (post January 2000) - Max 7                  1.75
         Premium Plus (post 2000) - Max 7                          1.75

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                               SEPTEMBER 30, 2001
                                   (CONTINUED)

NOTE 3 - CHARGES AND FEES (CONTINUED)

                   ES II (pre 2001)                            1.25
                   ES II (post 2000) - Standard                1.25
                   ES II (post 2000) - Deferred Ratchet        1.30
                   ES II (post 2000) - 5.5% Solution           1.40
                   ES II (post 2000) - Annual Ratchet          1.50
                   ES II (post 2000) - Max 5.5                 1.55
                   ES II (post 2000) - 7% Solution             1.60
                   ES II (post 2000) - Max 7                   1.70
                   Value - Standard                            0.75
                   Access One                                  0.35
                   Granite PrimElite - Standard                1.10
                   Granite PrimElite - Annual Ratchet          1.25
                   Generations - Standard                      1.25
                   Generations - Deferred Ratchet              1.30
                   Generations - Annual Ratchet                1.50
                   Generations - 7% Solution                   1.60
                   Generations - Max 7                         1.70
                   Landmark - Standard                         1.50
                   Landmark - 5.5% Solution                    1.65
                   Landmark - Annual Ratchet                   1.75
                   Landmark - Max 5.5                          1.80
                   Landmark - 7% Solution                      1.85
                   Landmark - Max 7                            1.95
                   VA Option I                                 0.80
                   VA Option II                                1.10
                   VA Option III                               1.25
                   VA Bonus Option I                           1.30
                   VA Bonus Option II                          1.60
                   VA Bonus Option III                         1.75

ASSET BASED ADMINISTRATIVE CHARGES: A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA 100 and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, Access One, Granite PrimElite, Generations, Landmark, and VA Contracts.

ADMINISTRATIVE CHARGES: An administrative charge is deducted from the accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II, Value, and VA contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

MINIMUM DEATH BENEFIT GUARANTEE CHARGES: For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract anniversary date.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                               SEPTEMBER 30, 2001
                                   (CONTINUED)

NOTE 3 - CHARGES AND FEES (CONTINUED)
CONTINGENT DEFERRED SALES CHARGES: Under DVA 80, DVA 100, DVA Plus, Premium Plus, ES II, Value, and Granite PrimElite Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the surrender charge that is assessed based upon the date a premium payment is received.


                                                                     SURRENDER CHARGE
                            ---------------------------------------------------------------------------------------------------
      COMPLETE YEARS
       ELAPSED SINCE             DVA 80     DVA       PREMIUM     ES II &                 GRANITE
      PREMIUM PAYMENT            & 100      PLUS        PLUS    GENERATIONS     VALUE    PRIMELITE    LANDMARK          VA
-------------------------------------------------------------------------------------------------------------------------------
        0........                  6%        7%          8%          8%           6%          7%          6%             7%
        1........                  5         7           8           7            6           7           5              7
        2........                  4         6           8           6            6           6           4              6
        3........                  3         5           8           5            5           5            -             6
        4........                  2         4           7           4            4           4            -             5
        5........                  1         3           6           3            3           3            -             4
        6........                  -         1           5           2            1           1            -             3
        7........                  -         -           3           1            -           -            -             -
        8........                  -         -           1           -            -           -            -             -
        9+.......                  -         -           -           -            -           -            -             -
-------------------------------------------------------------------------------------------------------------------------------

OTHER CONTRACT CHARGES: Under DVA 80, DVA 100, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contracts taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA 100 Contracts, annual distribution fees are deducted from the Contract accumulation values.

DEFERRED SALES LOAD: Under Contracts offered prior to October 1995, a sales load of up to 7.5 % was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES: For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

FEES WAIVED BY GOLDEN AMERICAN: Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

A summary of the net assets retained in the Account at September 30l 2001, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

Balance at beginning of year............................          $678
Sales load advanced.....................................            20
Amortization of deferred sales load and premium tax.....          (612)
                                                             -------------
Balance at end of year..................................         $  86
                                                             =============

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                               SEPTEMBER 30, 2001
                                   (CONTINUED)

NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments during 2001 follows:

                                                                          -------------------------------------
                                                                               PURCHASES           SALES
                                                                          -------------------------------------
                                                                                 (DOLLARS IN THOUSANDS)
The GCG Trust:
       Liquid Asset Series                                                        $4,225,108        $3,729,114
       Limited Maturity Bond Series                                                  266,809           116,663
       Large Cap Value  Series                                                       132,651            13,398
       Hard Assets Series                                                              8,377             7,903
       All  Cap Series                                                               155,724            16,298
       Real Estate Series                                                             53,235            36,256
       Fully Managed Series                                                          260,871            76,766
       Equity Income Series                                                          134,331            66,049
       Capital Appreciation Series                                                   105,598            92,773
       Rising Dividends Series                                                        30,265            52,912
       Emerging Markets Series                                                        49,902            69,646
       Market Manager Series                                                           3,388             8,410
       Value Equity Series                                                            84,606            67,814
       Strategic Equity Series                                                       131,020           160,530
       Small Cap Series                                                              285,875           253,139
       Managed Global Series                                                         710,426           669,700
       Mid-Cap Growth Series                                                         618,317           591,460
       Capital Growth Series                                                         113,764           127,835
       Research Series                                                               138,976           138,442
       Total Return Series                                                           186,283            55,523
       Growth Series                                                                 583,960           624,891
       Core Bond Series                                                               58,427            15,822
       Developing World Series                                                       393,769           370,996
       Asset Allocation Growth Series                                                 30,276               353
       Diversified Mid-Cap Series                                                     33,900             2,819
       Investors Series                                                               59,270             6,026
       Growth and Income Series                                                       61,720             1,530
       Special Situation Series                                                       17,036             1,333
       Internet Tollkeeper Series                                                      2,941                98
Pilgrim Variable Insurance Trust:
       Worldwide Growth Fund                                                          16,696             5,197
Pilgrim Variable Products Trust:
       Growth Opportunities Portfolio                                                  3,951             1,299
       MagnaCap Portfolio                                                              3,242               114
       Small Cap Opportunities Portfolio                                              11,213             3,905
       Convertible Class Portfolio                                                        49                 -
       Growth and Income Portfolio                                                       106                 -
       LargeCap Growth Portfolio                                                         187                 -
PIMCO Variable Insurance Trust:
       PIMCO High Yield Bond Portfolio                                               141,454            75,568
       PIMCO StocksPLUS Growth and Income Portfolio                                   41,514            35,830
Prudential Series Fund, Inc.:
       Prudential Jennison Portfolio                                                 101,367            84,865
       SP Jennison International Growth Portfolio                                     60,756            51,610
Greenwich Street Series Fund Inc.:
       Appreciation Portfolio                                                             53                75


                                                                S-46


                                 GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                           SEPARATE ACCOUNT B
                                NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                           SEPTEMBER 30, 2001
                                               (CONTINUED)

NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

Travelers Series Fund Inc.:
       Smith Barney High Income Portfolio                                                 51                57
       Smith Barney Large Cap Value Portfolio                                             30                68
       Smith Barney International Equity Portfolio                                         3                17
       Smith Barney Money Market Portfolio                                               193               124
Credit Suisse Warburg Pincus Trust:
       International Equity Portfolio                                              1,019,936         1,014,515
The Galaxy VIP Fund:
       Asset Allocation Portfolio                                                        208               162
       Equity Portfolio                                                                  130               134
       Growth & Income Portfolio                                                          59                88
       High Quality Bond Portfolio                                                        83                17
       Small Company Growth Portfolio                                                     17                 6
Alliance Variable Products Series Fund, Inc.:
       AllianceBernstein Value Portfolio                                                 293                27
       Growth and Income Portfolio                                                       512                 5
       Premier Growth Portfolio                                                          365                 -
Aetna Variable Portfolios, Inc.:
       GET Fund Series N                                                              32,575                60
       Value Opportunity Portfolio                                                       138                 -
       Index Plus Large Cap Portfolio                                                    261                 -
       Index Plus Mid Cap Portfolio                                                      356                37
       Index Plus Small Cap Portfolio                                                    198                23
Brinson Series Trust:
       Tactical Allocation Portfolio                                                     194                 -
Fidelity Variable Insurance Products:
       Equity-Income Portfolio                                                           637                 -
       Growth Portfolio                                                                  291                 -
       Contrafund Portfolio                                                              634                59
INVESCO Variable Investment Funds, Inc.:
       Financial Services Fund                                                           167                 1
       Health Sciences Fund                                                              371                 3
       Utilities Fund                                                                     71                 -
Janus Aspen Series:
       Worldwide Growth Portfolio                                                        417                 -
Portfolio Partners, Inc.:
       PPI MFS Capital Opportunities Portfolio                                           207                 6
Pioneer Variable Contracts Trust:
       Pioneer Fund VCT Portfolio                                                        106                 -
       Small Company VCT Portfolio                                                       430                 -
ProFund:
       Bull                                                                           24,938            18,899
       Small-Cap                                                                     109,470           102,633
       Europe 30                                                                      79,967            70,085
Putnam:
       Growth and Income Fund                                                            147                 -
       International Growth and Income Fund                                              230                22
       Voyager Fund                                                                      151                 -
                                                                          -------------------------------------
COMBINED                                                                         $10,591,249        $8,840,010
                                                                          =====================================


                                                                 S-47


                                 GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                           SEPARATE ACCOUNT B
                                NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                           SEPTEMBER 30, 2001
                                               (CONTINUED)

NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Contractowners'  transactions shown in the following table reflect gross inflows
("Purchases") and outflows ("Sales") in units for each Division for the nine months ended September 30, 2001. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a sale (surrender of the old Contract) and a purchase (acquisition of the new Contract). All of the purchases transactions for the Market Manager Division resulted from such updates.

                                                                          -------------------------------------
                                                                               PURCHASES           SALES
                                                                          -------------------------------------
The GCG Trust:
        Liquid Asset Series                                                      299,314,928       267,856,089
        Limited Maturity Bond Series                                              17,530,029         9,119,102
        Large Cap Value  Series                                                   14,586,622         2,677,955
        Hard Assets Series                                                           810,729           734,319
        All  Cap Series                                                           14,999,833         3,287,962
        Real Estate Series                                                         2,505,703         1,873,454
        Fully Managed Series                                                      11,678,227         4,651,083
        Equity Income Series                                                       7,519,063         4,427,467
        Capital Appreciation Series                                                6,602,957         5,903,248
        Rising Dividends Series                                                    3,745,849         4,439,612
        Emerging Markets Series                                                    7,053,917         9,615,850
        Market Manager Series                                                              -           238,516
        Value Equity Series                                                        5,630,499         4,866,122
        Strategic Equity Series                                                   11,585,081        13,353,855
        Small Cap Series                                                          19,760,548        17,800,022
        Managed Global Series                                                     40,008,269        37,555,663
        Mid-Cap Growth Series                                                     19,368,202        18,831,212
        Capital Growth Series                                                      8,900,047         9,887,744
        Research Series                                                            7,836,134         7,590,506
        Total Return Series                                                       11,957,159         5,119,619
        Growth Series                                                             37,584,332        40,138,513
        Core Bond  Series                                                          5,603,216         1,793,942
        Developing World Series                                                   57,772,799        54,702,951
        Asset Allocation Growth Series                                             3,629,478           205,891
        Diversified Mid-Cap Series                                                 4,208,108           775,224
        Investors Series                                                           6,040,985         1,243,840
        Growth and Income Series                                                   7,288,886           797,047
        Special Situations Series                                                  2,351,583           566,119
        Internet Tollkeeper Series                                                   366,631            36,686
Pilgrim Variable Insurance Trust
        Worldwide Growth Fund                                                      2,451,388           960,683
Pilgrim Variable Products Trust
        Growth Opportunities Portfolio                                               482,611           175,818
        MagnaCap Portfolio                                                           366,628            35,097
        Small Cap Opportunities Portfolio                                          1,289,899           531,734
        Convertible Class Portfolio                                                    5,004                 -
        Growth and Income Portfolio                                                   10,757                 -
        LargeCap Growth Portfolio                                                     19,529                 -
PIMCO Variable Insurance Trust:
        PIMCO High Yield Bond Portfolio                                           15,878,822        10,319,656
        PIMCO StocksPLUS Growth and Income Portfolio                               4,830,446         4,936,276
Prudential Series Fund, Inc.
        Prudential Jennison Portfolio                                             14,471,265        12,223,516
        SP Jennison International Growth Portfolio                                 9,998,163         8,649,087


                                                                 S-48


                                 GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                           SEPARATE ACCOUNT B
                                NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                           SEPTEMBER 30, 2001
                                               (CONTINUED)

NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS (CONTINUED)

Greenwich Street Series Fund Inc.:
        Appreciation Portfolio                                                         2,583             4,086
Travelers Series Fund Inc.:
        Smith Barney High Income Portfolio                                                85             4,303
        Smith Barney Large Cap Value Portfolio                                             4             3,219
        Smith Barney International Equity Portfolio                                      245             1,012
        Smith Barney Money Market Portfolio                                           15,005             9,744
Credit Suisse Warburg Pincus Trust
        International Equity Portfolio                                           108,196,999       106,553,695
The Galaxy VIP Fund:
        Asset Allocation Portfolio                                                    17,780            15,516
        Equity Portfolio                                                              11,632            12,070
        Growth & Income Portfolio                                                      5,585             8,959
        High Quality Bond Portfolio                                                    6,965             1,408
        Small Company Growth Portfolio                                                 1,162               327
Alliance Variable Products Series Fund, Inc.
        AllianceBernstein Value Portfolio                                             31,559             4,705
        Growth and Income Portfolio                                                   55,507             1,268
        Premier Growth Portfolio                                                      41,826                55
Aetna Variable Portfolios, Inc.
        GET Fund Series N                                                          3,253,814             7,515
        Value Opportunity Portfolio                                                   14,775                 -
        Index Plus Large Cap Portfolio                                                29,367                 -
        Index Plus Mid Cap Portfolio                                                  37,585             4,480
        Index Plus Small Cap Portfolio                                                23,410             4,516
Brinson Series Trust
        Tactical Allocation Portfolio                                                 22,398                 -
Fidelity Variable Insurance Products
        Equity-Income Portfolio                                                       72,845             4,700
        Growth Portfolio                                                              33,480                 6
        Contrafund Portfolio                                                          70,658             6,645
INVESCO Variable Investment Funds, Inc.
        Financial Services Fund                                                       18,538               247
        Health Sciences Fund                                                          37,775               419
        Utilities Fund                                                                 8,604                 -
Janus Aspen Series
        Worldwide Growth Portfolio                                                    47,594                 -
Portfolio Partners, Inc.
        PPI MFS Capital Opportunities Portfolio                                       23,800               805
Pioneer Variable Contracts Trust
        Pioneer Fund VCT Portfolio                                                    11,491                 -
        Small Company VCT Portfolio                                                   46,582               365
The ProFunds VP:
        Bull                                                                       2,673,831         2,070,621
        Small-Cap                                                                 11,213,179        10,603,935
        Europe 30                                                                 10,850,217        10,042,804
Putnam Variable Trust
        Growth and Income Fund                                                        16,005                 -
        International Growth and Income Fund                                          25,562             3,458
        Voyager Fund                                                                  20,541                 -
                                                                          -------------------------------------
COMBINED                                                                         822,983,314       697,292,363
                                                                          =====================================


                                                                 S-49


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS
The  following  schedule  summarizes  expense  ratios,   excluding  expenses  of
underlying  funds,.  and total return for the nine-month  period ended September
30, 2001 and the years ended December 31, 2000, 1999, 1998, and 1997.

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

LIQUID ASSET SERIES -
           DVA 80

           September 30, 2001              242,499          $17.04            $4,131                0.80%               2.59%
           December 31, 2000               254,024           16.61             4,219                0.80%               5.26%
           December 31, 1999               431,148           15.78             6,805                0.80%               3.88%
           December 31, 1998               374,624           15.19             5,691                0.80%               4.18%
           December 31, 1997               367,567           14.58             5,359                0.80%               4.26%

LIQUID ASSET SERIES -
           DVA

           September 30, 2001            1,005,245          $16.62           $16,707                1.00%               2.53%
           December 31, 2000               943,073           16.21            15,289                1.00%               4.99%
           December 31, 1999             2,111,976           15.44            32,610                1.00%               3.69%
           December 31, 1998             1,767,965           14.89            26,328                1.00%               3.98%
           December 31, 1997             1,598,949           14.32            22,894                1.00%               4.05%

LIQUID ASSET SERIES -
           DVA SERIES 100

           September 30, 2001               51,972          $15.89              $826                1.35%               2.25%
           December 31, 2000                72,995           15.54             1,134                1.35%               4.65%
           December 31, 1999                65,836           14.85               978                1.35%               3.27%
           December 31, 1998                50,601           14.38               727                1.35%               3.68%
           December 31, 1997                37,946           13.87               526                1.35%               3.66%

LIQUID ASSET SERIES -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001              871,090          $16.11           $14,033                1.25%               2.29%
           December 31, 2000               713,224           15.75            11,234                1.25%               4.72%
           December 31, 1999               683,989           15.04            10,287                1.25%               3.44%
           December 31, 1998               489,531           14.54             7,118                1.25%               3.71%
           December 31, 1997               227,427           14.02             3,188                1.25%               3.81%

LIQUID ASSET SERIES -
           DVA PLUS - STANDARD (POST JANUARY 2000 AND POST 2000)

           September 30, 2001              317,658          $15.94            $5,064                1.30%               2.25%
           December 31, 2000               146,440           15.59             2,283                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                 S-50


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

LIQUID ASSET SERIES -
           DVA PLUS - ANNUAL  RATCHET (PRE  FEBRUARY  2000) & 5.5% SOLUTION (PRE
           FEBRUARY 2000 & POST JANUARY  2000),  ACCESS - STANDARD (PRE FEBRUARY
           2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY 2000), ES II (PRE 2001),
           ES II STANDARD (POST 2000), GENERATIONS - STANDARD

           September 30, 2001           19,805,407          $15.81          $313,124                1.40%               2.20%
           December 31, 2000            14,214,983           15.47           219,919                1.40%               4.60%
           December 31, 1999            13,701,797           14.79           202,706                1.40%               3.21%
           December 31, 1998             3,587,645           14.33            51,394                1.40%               3.62%
           December 31, 1997               353,076           13.83             4,883                1.40%               3.62%

LIQUID ASSET SERIES -
           DVA  PLUS -  ANNUAL  RATCHET  (POST  JANUARY  2000),  DVA PLUS - 5.5%
           SOLUTION  (POST 2000),  ACCESS - STANDARD (POST JANUARY 2000 AND POST
           2000),  PREMIUM PLUS - STANDARD (POST JANUARY 2000 AND POST 2000), ES
           II - DEFERRED RATCHET (POST 2000), GENERATIONS - DEFERRED RATCHET


           September 30, 2001           12,906,412          $15.63          $201,727                1.45%               2.09%
           December 31, 2000             7,270,477           15.31           111,297                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LIQUID ASSET SERIES -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY 2000), DVA PLUS - ANNUAL RATCHET
           (POST 2000), DVA PLUS - MAX 5.5 (POST JANUARY 2000),  ACCESS - ANNUAL
           RATCHET (PRE FEBRUARY  2000),  & 5.5%  SOLUTION (PRE FEBRUARY  2000),
           PREMIUM PLUS - ANNUAL  RATCHET (PRE  FEBRUARY  2000) & 5.5%  SOLUTION
           (PRE FEBRUARY 2000), ES II - 5.5% SOLUTION (POST 2000)

           September 30, 2001            8,604,258          $15.51          $133,452                1.55%               2.11%
           December 31, 2000             5,535,946           15.19            84,117                1.55%               4.40%
           December 31, 1999             7,668,618           14.55           111,594                1.55%               3.12%
           December 31, 1998             2,964,038           14.11            41,830                1.55%               3.37%
           December 31, 1997             1,132,057           13.65            15,447                1.55%               3.50%

LIQUID ASSET SERIES -
           DVA PLUS - 5.5 % SOLUTION (POST 2000),  ACCESS - ANNUAL RATCHET (POST
           JANUARY  2000),  ACCESS - 5.5%  SOLUTION  (POST JANUARY 2000 AND POST
           2000),  PREMIUM PLUS - ANNUAL  RATCHET (POST JANUARY  2000),  PREMIUM
           PLUS - 5.5% SOLUTION (POST JANUARY 2000 AND POST 2000)

           September 30, 2001            3,143,686          $15.33           $48,193                1.60%               2.00%
           December 31, 2000             2,183,030           15.03            32,816                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LIQUID ASSET SERIES -
           DVA PLUS - 7% SOLUTION  (POST  JANUARY  2000 AND POST 2000),  ES II -
           ANNUAL RATCHET (POST 2000), GENERATIONS - ANNUAL RATCHET,  LANDMARK -
           STANDARD

           September 30, 2001            1,004,909          $15.24           $15,315                1.65%               2.01%
           December 31, 2000               302,892           14.94             4,527                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                 S-51


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

LIQUID ASSET SERIES -
           ACCESS - 7% SOLUTION (PRE  FEBRUARY  2000),  ACCESS - ANNUAL  RATCHET
           (POST 2000),  ACCESS - MAX 5.5 (POST JANUARY 2000), DVA PLUS - ANNUAL
           RATCHET (POST 2000),  ES II - MAX 5.5 (POST 2000),  PREMIUM PLUS - 7%
           SOLUTION (PRE  FEBRUARY  2000),  PREMIUM PLUS - ANNUAL  RATCHET (POST
           2000), PREMIUM PLUS - MAX 5.5 (POST JANUARY 2000)

           September 30, 2001           13,027,011          $15.19          $197,880                1.70%               1.95%
           December 31, 2000             7,933,969           14.90           118,208                1.70%               4.27%
           December 31, 1999            11,002,421           14.29           157,230                1.70%               2.95%
           December 31, 1998             3,069,965           13.88            42,610                1.70%               3.27%
           December 31, 1997               370,411           13.44             4,979                1.70%                   *

LIQUID ASSET SERIES -
           ACCESS - MAX 5.5 (POST 2000), DVA PLUS - MAX 7 (POST JANUARY 2000 AND
           POST  2000),  ES  II - 7%  SOLUTION  (POST  2000),  GENERATIONS  - 7%
           SOLUTION, PREMIUM PLUS - MAX 5.5 (POST JANUARY 2000)

           September 30, 2001            1,247,831          $15.05           $18,780                1.75%               1.96%
           December 31, 2000               293,515           14.76             4,333                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LIQUID ASSET SERIES -
           ACCESS - 7% SOLUTION  (POST  JANUARY  2000 AND POST  2000),  ACCESS -
           STANDARD (POST APRIL 2001),  PREMIUM PLUS - 7% SOLUTION (POST JANUARY
           2000 AND POST 2000), LANDMARK - 5.5% SOLUTION

           September 30, 2001            6,536,074          $14.95           $97,714                1.80%               1.91%
           December 31, 2000             2,657,053           14.67            38,987                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LIQUID ASSET SERIES -
           ACCESS - MAX 7 (POST JANUARY 2000 AND POST 2000),  PREMIUM PLUS - MAX
           7 (POST JANUARY 2000 AND POST 2000), LANDMARK - ANNUAL RATCHET

           September 30, 2001            6,140,645          $14.76           $90,636                1.90%               1.79%
           December 31, 2000             2,132,811           14.50            30,917                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LIQUID ASSET SERIES -
           VALUE

           September 30, 2001               35,897          $16.83              $604                0.90%               2.56%
           December 31, 2000                23,532           16.41               386                0.90%               5.12%
           December 31, 1999                 7,391           15.61               116                0.90%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                 S-52


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

LIQUID ASSET SERIES -
           VA OPTION II

           September 30, 2001                1,176          $16.09               $19                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LIQUID ASSET SERIES -
           VA OPTION III

           September 30, 2001               30,696          $15.78              $484                1.40%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LIQUID ASSET SERIES -
           VA BONUS OPTION I

           September 30, 2001               30,126          $15.68              $472                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LIQUID ASSET SERIES -
           VA BONUS OPTION II

           September 30, 2001                8,678          $15.09              $131                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LIQUID ASSET SERIES -
           VA BONUS OPTION III

           September 30, 2001               38,934          $14.80              $576                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LIQUID ASSET SERIES -
           ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001              303,435          $14.90            $4,521                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                 S-53


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

LIQUID ASSET SERIES -
           LANDMARK - 7% SOLUTION

           September 30, 2001              178,189          $14.61            $2,602                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LIQUID ASSET SERIES -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001              159,690          $14.52            $2,319                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LIQUID ASSET SERIES -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               97,276          $14.43            $1,404                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LIQUID ASSET SERIES -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001               92,925          $14.33            $1,332                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LIQUID ASSET SERIES -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001              254,546          $14.15            $3,602                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LIQUID ASSET SERIES -
           VA OPTION I

           September 30, 2001                  688          $16.72               $12                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                 S-54


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

LIMITED MATURITY BOND SERIES -
           DVA 80

           September 30, 2001               26,843          $20.55              $552                0.80%               7.87%
           December 31, 2000                30,320           19.05               578                0.80%               6.90%
           December 31, 1999                61,527           17.82             1,097                0.80%               0.28%
           December 31, 1998                99,955           17.77             1,776                0.80%               6.03%
           December 31, 1997                70,318           16.76             1,179                0.80%               5.81%

LIMITED MATURITY BOND SERIES -
           DVA

           September 30, 2001            1,046,211          $20.03           $20,956                1.00%               7.69%
           December 31, 2000             1,097,008           18.60            20,401                1.00%               6.65%
           December 31, 1999             1,624,763           17.44            28,329                1.00%               0.11%
           December 31, 1998             2,087,318           17.42            36,352                1.00%               5.83%
           December 31, 1997             2,370,299           16.46            39,020                1.00%               5.59%

LIMITED MATURITY BOND SERIES -
           DVA SERIES 100

           September 30, 2001               11,055          $19.15              $212                1.35%               7.40%
           December 31, 2000                11,209           17.83               200                1.35%               6.32%
           December 31, 1999                15,728           16.77               264                1.35%              -0.24%
           December 31, 1998                22,995           16.81               387                1.35%               5.39%
           December 31, 1997                22,582           15.95               360                1.35%               5.24%

LIMITED MATURITY BOND SERIES -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001              376,618          $19.45            $7,325                1.25%               7.58%
           December 31, 2000               322,729           18.08             5,837                1.25%               6.35%
           December 31, 1999               279,468           17.00             4,751                1.25%              -0.12%
           December 31, 1998               263,074           17.02             4,478                1.25%               5.52%
           December 31, 1997               139,323           16.13             2,247                1.25%               5.34%

LIMITED MATURITY BOND SERIES -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001              313,568          $19.27            $6,042                1.30%               7.53%
           December 31, 2000                53,158           17.92               953                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LIMITED MATURITY BOND SERIES -
           DVA PLUS - ANNUAL  RATCHET (PRE  FEBRUARY  2000) & 5.5% SOLUTION (PRE
           FEBRUARY 2000 & POST FEBRUARY 2000),  ACCESS - STANDARD (PRE FEBRUARY
           2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY 2000), ES II (PRE 2001),
           ES II STANDARD (POST 2000), GENERATIONS - STANDARD

           September 30, 2001            5,672,189          $19.08          $108,225                1.40%               7.43%
           December 31, 2000             3,621,501           17.76            64,327                1.40%               6.22%
           December 31, 1999             2,938,050           16.72            49,127                1.40%              -0.30%
           December 31, 1998             1,557,946           16.77            26,124                1.40%               5.41%
           December 31, 1997               133,461           15.91             2,124                1.40%               5.16%


                                                                 S-55


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

LIMITED MATURITY BOND SERIES -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD (POST JANUARY 2000), PREMIUM PLUS -  STANDARD
           (POST JANUARY 2000)

           September 30, 2001            2,246,901          $18.90           $42,466                1.45%               7.39%
           December 31, 2000               849,473           17.60            14,952                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LIMITED MATURITY BOND SERIES -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001            2,541,844          $18.72           $47,583                1.55%               7.28%
           December 31, 2000             1,769,355           17.45            30,867                1.55%               6.08%
           December 31, 1999             1,835,680           16.45            30,192                1.55%              -0.42%
           December 31, 1998             1,121,400           16.52            18,525                1.55%               5.22%
           December 31, 1997               462,583           15.70             7,263                1.55%               5.01%

LIMITED MATURITY BOND SERIES -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000), PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001              534,880          $18.54            $9,917                1.60%               7.23%
           December 31, 2000               321,370           17.29             5,555                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LIMITED MATURITY BOND SERIES -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001              302,493          $18.42            $5,572                1.65%               7.22%
           December 31, 2000               $49,754           17.18               855                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LIMITED MATURITY BOND SERIES -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
(PRE FEBRUARY 2000)

           September 30, 2001            3,722,820          $18.33           $68,239                1.70%               7.13%
           December 31, 2000             2,442,970           17.11            41,790                1.70%               5.94%
           December 31, 1999             2,267,799           16.15            36,630                1.70%              -0.62%
           December 31, 1998               937,378           16.25            15,230                1.70%               5.04%
           December 31, 1997                19,171           15.47               296                1.70%                   *


                                                                 S-56


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

LIMITED MATURITY BOND SERIES -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001              295,077          $18.18            $5,364                1.75%               7.13%
           December 31, 2000                73,720           16.97             1,251                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LIMITED MATURITY BOND SERIES -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),
           PREMIUM PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001            1,325,545          $18.07           $23,953                1.80%               7.11%
           December 31, 2000               507,893           16.87             8,569                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LIMITED MATURITY BOND SERIES -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST JANUARY 2000)

           September 30, 2001            1,144,536          $17.83           $20,407                1.90%               6.96%
           December 31, 2000               273,264           16.67             4,555                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LIMITED MATURITY BOND SERIES - VALUE

           September 30, 2001               89,615          $20.31            $1,820                0.90%               7.80%
           December 31, 2000                13,071           18.84               246                0.90%               6.74%
           December 31, 1999                   655           17.65                11                0.90%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LIMITED MATURITY BOND SERIES -
           ACCESS ONE

           September 30, 2001                1,261          $21.38               $27                0.50%               8.14%
           December 31, 2000                 1,095           19.77                22                0.50%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LIMITED MATURITY BOND SERIES -
           ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001              101,559          $17.98            $1,826                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                    $0               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                 S-57


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

LIMITED MATURITY BOND SERIES -
           LANDMARK - 7% SOLUTION

           September 30, 2001               10,261          $17.64              $181                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LIMITED MATURITY BOND SERIES -
           ACCESS ONE ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001               17,940          $17.52              $314                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LIMITED MATURITY BOND SERIES -
           ACCESS ONE ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               43,347          $17.41              $755                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LIMITED MATURITY BOND SERIES -
           ACCESS ONE ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001                5,616          $17.30               $97                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LIMITED MATURITY BOND SERIES -
           ACCESS ONE ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001               18,638          $17.08              $318                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LARGE CAP VALUE SERIES -
            DVA

           September 30, 2001               24,227           $8.66              $210                1.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                 S-58


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

LARGE CAP VALUE SERIES -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001              106,885           $8.62              $921                1.25%             -18.37%
           December 31, 2000                81,093           10.56               856                1.25%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LARGE CAP VALUE SERIES -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001              304,575           $8.62            $2,625                1.30%             -18.29%
           December 31, 2000               147,571           10.55             1,557                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LARGE CAP VALUE SERIES -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS - STANDARD (PRE FEBRUARY 2000),
           PREMIUM PLUS - STANDARD (PRE FEBRUARY 2000), ES II

           September 30, 2001            2,795,723           $8.60           $24,043                1.40%             -18.48%
           December 31, 2000             2,138,096           10.55            22,546                1.40%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LARGE CAP VALUE SERIES -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD (POST JANUARY 2000), PREMIUM PLUS - STANDARD
           (POST JANUARY 2000)

           September 30, 2001            3,700,335           $8.59           $31,786                1.45%             -18.50%
           December 31, 2000             1,537,946           10.54            16,210                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LARGE CAP VALUE SERIES -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET (PREFEBRUARY  2000) AND 5.5% SOLUTION,
           PREMIUM PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) AND 5.5% SOLUTION


           September 30, 2001            1,419,030           $8.58           $12,175                1.55%             -18.52%
           December 31, 2000               770,213           10.53             8,111                1.55%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                 S-59


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

LARGE CAP VALUE SERIES -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000), PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001            1,251,747           $8.57           $10,727                1.60%             -18.61%
           December 31, 2000               942,003           10.53             9,915                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LARGE CAP VALUE SERIES -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001            1,015,387           $8.56            $8,692                1.65%             -18.63%
           December 31, 2000               181,541           10.52             1,910                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LARGE CAP VALUE SERIES -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION (PRE FEBRUARY 2000)

           September 30, 2001            2,379,453           $8.56           $20,368                1.70%             -18.63%
           December 31, 2000               961,611           10.52            10,112                1.70%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LARGE CAP VALUE SERIES -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001            1,168,976           $8.55            $9,995                1.75%             -18.65%
           December 31, 2000               177,361           10.51             1,864                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LARGE CAP VALUE SERIES -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001            2,943,357           $8.54           $25,136                1.80%             -18.74%
           December 31, 2000             1,403,629           10.51            14,747                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LARGE CAP VALUE SERIES -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST JANUARY 2000)

           September 30, 2001            3,446,273           $8.53           $29,397                1.90%             -18.76%
           December 31, 2000               993,651           10.50            10,430                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                 S-60


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

LARGE CAP VALUE SERIES -
           VALUE

           September 30, 2001               62,128           $8.67              $538                0.90%             -18.13%
           December 31, 2000                27,079           10.59               287                0.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LARGE CAP VALUE SERIES -
            ACCESS ONE

           September 30, 2001                  185           $8.73                $2                0.50%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LARGE CAP VALUE SERIES -
           ACCESS ONE ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001              335,110           $8.54            $2,862                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LARGE CAP VALUE SERIES -
           LANDMARK - 7% SOLUTION

           September 30, 2001              $44,959           $8.51              $382                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LARGE CAP VALUE SERIES -
           ACCESS ONE ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001               35,630           $8.51              $303                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LARGE CAP VALUE SERIES -
           ACCESS ONE ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001              129,802           $8.50            $1,103                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                 S-61


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

LARGE CAP VALUE SERIES -
           ACCESS ONE ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001               31,779           $8.49              $270                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LARGE CAP VALUE SERIES -
           ACCESS ONE ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001               74,873           $8.48              $635                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

HARD ASSETS SERIES -
           DVA 80

           September 30, 2001               35,787          $14.41              $515                0.80%             -17.75%
           December 31, 2000                37,384           17.52               655                0.80%              -5.50%
           December 31, 1999                47,687           18.54               884                0.80%              22.38%
           December 31, 1998                59,349           15.15               899                0.80%             -30.12%
           December 31, 1997               109,104           21.68             2,366                0.80%               5.30%

HARD ASSETS SERIES -
           DVA

           September 30, 2001              260,551          $14.05            $3,661                1.00%             -17.84%
           December 31, 2000               309,343           17.10             5,290                1.00%              -5.68%
           December 31, 1999               447,125           18.13             8,107                1.00%              22.09%
           December 31, 1998               752,975           14.85            11,178                1.00%             -30.28%
           December 31, 1997             1,137,136           21.30            24,217                1.00%               5.12%

HARD ASSETS SERIES -
           DVA SERIES 100

           September 30, 2001               10,369          $13.43              $139                1.35%             -18.06%
           December 31, 2000               $11,245           16.39               184                1.35%              -6.02%
           December 31, 1999                21,674           17.44               378                1.35%              21.70%
           December 31, 1998                23,997           14.33               344                1.35%             -30.54%
           December 31, 1997                32,428           20.63               669                1.35%               4.72%

HARD ASSETS SERIES -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001               75,858          $13.62            $1,033                1.25%             -18.05%
           December 31, 2000                83,792           16.62             1,392                1.25%              -5.89%
           December 31, 1999               112,564           17.66             1,988                1.25%              21.79%
           December 31, 1998               146,678           14.50             2,126                1.25%             -30.46%
           December 31, 1997               154,417           20.85             3,219                1.25%               4.85%

                                                                 S-62


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

HARD ASSETS SERIES -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001               11,321          $13.52              $153                1.30%             -18.06%
           December 31, 2000                 2,937           16.50                49                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

HARD ASSETS SERIES -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS -
           STANDARD (PRE FEBRUARY 2000), ES II

           September 30, 2001              290,026          $13.37            $3,878                1.40%             -18.08%
           December 31, 2000               309,819           16.32             5,056                1.40%              -6.04%
           December 31, 1999               355,052           17.37             6,168                1.40%              21.64%
           December 31, 1998               258,034           14.28             3,685                1.40%             -30.58%
           December 31, 1997                90,379           20.57             1,859                1.40%               4.68%

HARD ASSETS SERIES -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD (POST JANUARY 2000), PREMIUM PLUS - STANDARD
           (POST JANUARY 2000)

           September 30, 2001              104,369          $13.26            $1,384                1.45%             -18.15%
           December 31, 2000                57,353           16.20               929                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -
                                                                                                        -
HARD ASSETS SERIES -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET (PREFEBRUARY  2000) AND 5.5% SOLUTION,
           PREMIUM PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001              520,690          $13.11            $6,826                1.55%             -18.22%
           December 31, 2000               598,436           16.03             9,592                1.55%              -6.20%
           December 31, 1999               696,931           17.09            11,909                1.55%              21.46%
           December 31, 1998               609,087           14.07             8,570                1.55%             -30.66%
           December 31, 1997               637,191           20.29            12,932                1.55%               4.50%

HARD ASSETS SERIES -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000), PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001               22,879          $13.01              $298                1.60%             -18.23%
           December 31, 2000                17,608           15.91               280                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                 S-63


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

HARD ASSETS SERIES -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001               16,658          $12.92              $215                1.65%             -18.28%
           December 31, 2000                 5,200           15.81                82                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

HARD ASSETS SERIES -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION (PRE FEBRUARY 2000)

           September 30, 2001              732,161          $12.84            $9,401                1.70%             -18.32%
           December 31, 2000               861,668           15.72            13,543                1.70%              -6.32%
           December 31, 1999               565,255           16.78             9,486                1.70%              21.24%
           December 31, 1998               210,821           13.84             2,917                1.70%             -30.77%
           December 31, 1997                13,179           19.99               263                1.70%                   *

HARD ASSETS SERIES -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001               31,882          $12.76              $407                1.75%             -18.31%
           December 31, 2000                18,820           15.62               294                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

HARD ASSETS SERIES -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001               85,067          $12.68            $1,079                1.80%             -18.35%
           December 31, 2000                42,632           15.53               662                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

HARD ASSETS SERIES -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST JANUARY 2000)

           September 30, 2001              355,543          $12.52            $4,451                1.90%             -18.38%
           December 31, 2000               227,856           15.34             3,495                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

HARD ASSETS SERIES -
           VALUE

           September 30, 2001               26,703          $14.23              $380               90.00%             -17.79%
           December 31, 2000                   337           17.31                 6               90.00%              -5.56%
           December 31, 1999                   497           18.33                 9               90.00%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                 S-64


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

HARD ASSETS SERIES -
           ACCESS ONE, ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001               64,012          $12.60              $806                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

HARD ASSETS SERIES -
           LANDMARK - 7% SOLUTION

           September 30, 2001               $2,368          $12.35               $29                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

HARD ASSETS SERIES -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001                9,104          $12.28              $112                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

HARD ASSETS SERIES -
            ACCESS  - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001                1,890          $12.20               $23                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

HARD ASSETS SERIES -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001                2,575          $12.12               $31                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

HARD ASSETS SERIES -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001                1,027          $11.96               $12                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                 S-65


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

ALL CAP SERIES -
           DVA

           September 30, 2001               35,906          $10.56              $379                1.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ALL CAP SERIES -
           DVA SERIES 100

           September 30, 2001                3,381          $10.50               $36                1.35%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ALL CAP SERIES -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001              103,204          $10.52            $1,086                1.25%              -9.39%
           December 31, 2000               $51,500           11.61               598                1.25%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ALL CAP SERIES -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001               19,417          $10.51            $2,306                1.30%              -9.47%
           December 31, 2000                80,308           11.61               932                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ALL CAP SERIES -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY  2000),  PREMIUM PLUS - STANDARD (PRE 2000),
           ES II

           September 30, 2001            3,626,349          $10.49           $38,041                1.40%              -9.49%
           December 31, 2000             2,182,516           11.59            25,306                1.40%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ALL CAP SERIES -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD
           (POST JANUARY 2000), PREMIUM PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001            3,038,199          $10.48           $31,840                1.45%              -9.58%
           December 31, 2000             1,200,520           11.59            13,913                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                 S-66


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

ALL CAP SERIES -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001            1,802,723          $10.47           $18,875                1.55%              -9.59%
           December 31, 2000             1,155,496           11.58            13,379                1.55%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ALL CAP SERIES -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000), PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001            1,105,848          $10.46           $11,567                1.60%              -9.59%
           December 31, 2000               819,316           11.57             9,482                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ALL CAP SERIES -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001              576,525          $10.45            $6,025                1.65%              -9.68%
           December 31, 2000                70,600           11.57               817                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ALL CAP SERIES -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
(PRE FEBRUARY 2000)

           September 30, 2001            3,411,689          $10.44           $35,618                1.70%              -9.69%
           December 31, 2000             1,620,720           11.56            18,740                1.70%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ALL CAP SERIES -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001              630,743          $10.43            $6,579                1.75%              -9.78%
           December 31, 2000                98,842           11.56             1,142                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ALL CAP SERIES -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
(POST JANUARY 2000)

           September 30, 2001            2,173,258          $10.42           $22,645                1.80%              -9.78%
           December 31, 2000               780,053           11.55             9,011                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                 S-67


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

ALL CAP SERIES -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST
           JANUARY 2000)

           September 30, 2001            3,448,130          $10.40           $35,861                1.90%              -9.88%
           December 31, 2000               986,100           11.54            11,381                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ALL CAP SERIES -
           VALUE

           September 30, 2001               42,237          $10.58              $447                0.90%              -9.18%
           December 31, 2000                15,599           11.65               182                0.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ALL CAP SERIES -
           ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001              281,784          $10.41            $2,933                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ALL CAP SERIES -
           ACCESS - 5.5% SOLUTION (POST APRIL 2001), LANDMARK - MAX 5.5%

           September 30, 2001                  548          $10.39                $6                1.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ALL CAP SERIES -
           LANDMARK - 7% SOLUTION

           September 30, 2001               52,334          $10.39              $544                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ALL CAP SERIES -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001               38,180          $10.38              $396                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                 S-68


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

ALL CAP SERIES -

           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               90,084          $10.37              $934                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ALL CAP SERIES -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001               22,285          $10.36              $231                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ALL CAP SERIES -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001               70,617          $10.34              $730                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

REAL ESTATE SERIES -
           DVA 80

           September 30, 2001               13,854          $29.58              $410                0.80%               3.46%
           December 31, 2000                16,523           28.59               472                0.80%              29.95%
           December 31, 1999                17,899           22.00               394                0.80%              -4.60%
           December 31, 1998                34,664           23.06               799                0.80%             -14.15%
           December 31, 1997                88,628           26.86             2,380                0.80%              21.83%

REAL ESTATE SERIES -
           DVA

           September 30, 2001              377,151          $28.83           $10,873                1.00%               3.30%
           December 31, 2000               464,383           27.91            12,962                1.00%              29.69%
           December 31, 1999               703,624           21.52            15,144                1.00%              -4.78%
           December 31, 1998             1,158,462           22.60            26,182                1.00%             -14.33%
           December 31, 1997             1,522,527           26.38            40,160                1.00%              21.57%

REAL ESTATE SERIES -
           DVA SERIES 100

           September 30, 2001                6,418          $27.57              $177                1.35%               3.03%
           December 31, 2000                 6,470           26.76               173                1.35%              29.28%
           December 31, 1999                 7,595           20.70               157                1.35%              -5.13%
           December 31, 1998                 9,562           21.82               209                1.35%             -14.60%
           December 31, 1997                22,395           25.55               572                1.35%              21.11%

                                                                 S-69


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE SERIES -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001              114,811          $27.96            $3,210                1.25%               3.10%
           December 31, 2000               130,114           27.12             3,529                1.25%              29.39%
           December 31, 1999               136,122           20.96             2,854                1.25%              -5.03%
           December 31, 1998               170,494           22.07             3,763                1.25%             -14.52%
           December 31, 1997               173,241           25.82             4,473                1.25%              21.25%

REAL ESTATE SERIES -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001               24,318          $27.75              $675                1.30%               3.04%
           December 31, 2000                 7,229           26.93               195                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

REAL ESTATE SERIES -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001              890,819          $27.43           $24,435                1.40%               2.97%
           December 31, 2000             1,006,919           26.64             5,589                1.40%              29.19%
           December 31, 1999               534,577           20.62            11,024                1.40%              -5.15%
           December 31, 1998               436,867           21.74             9,498                1.40%             -14.68%
           December 31, 1997               135,993           25.48             3,465                1.40%              21.09%

REAL ESTATE SERIES -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD (POST JANUARY 2000), PREMIUM PLUS - STANDARD
           (POST JANUARY 2000)

           September 30, 2001              470,755          $27.22           $12,814                1.45%               2.95%
           December 31, 2000               211,380           26.44            26,821                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

REAL ESTATE SERIES -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001              721,802          $26.91           $19,424                1.55%               2.87%
           December 31, 2000               738,550           26.16            19,321                1.55%              28.99%
           December 31, 1999               742,363           20.28            15,059                1.55%              -5.32%
           December 31, 1998               914,501           21.42            19,588                1.55%             -14.80%
           December 31, 1997               897,320           25.14            22,556                1.55%              20.90%


                                                                 S-70


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE SERIES -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000), PREMIUM PLUS -
           ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001              116,522          $26.70            $3,111                1.60%               2.81%
           December 31, 2000                86,644           25.97             2,250                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

REAL ESTATE SERIES -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001               55,167          $26.53            $1,464                1.65%               2.79%
           December 31, 2000                12,612           25.81               326                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

REAL ESTATE SERIES -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (PRE FEBRUARY 2000)

           September 30, 2001              901,067          $26.36           $23,752                1.70%               2.77%
           December 31, 2000               826,871           25.65            21,212                1.70%              28.77%
           December 31, 1999               554,454           19.92            11,045                1.70%              -5.46%
           December 31, 1998               426,516           21.07             8,985                1.70%             -14.90%
           December 31, 1997                45,472           24.76             1,125                1.70%                   *

REAL ESTATE SERIES -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001               70,909          $26.19            $1,857                1.75%               2.71%
           December 31, 2000                25,056           25.50               639                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

REAL ESTATE SERIES -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001              217,926          $26.02            $5,671                1.80%               2.68%
           December 31, 2000                77,442           25.34             1,963                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

REAL ESTATE SERIES -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST
           JANUARY 2000)

           September 30, 2001              367,699          $25.69            $9,446                1.90%               2.60%
           December 31, 2000               192,508           25.04             4,820                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                 S-71


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE SERIES -
           VALUE

           September 30, 2001               19,118          $29.21              $559                0.90%               3.40%
           December 31, 2000                 1,113           28.25                31                0.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

REAL ESTATE SERIES -
           ACCESS ONE

           September 30, 2001                   74          $30.74                $2                0.50%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

REAL ESTATE SERIES -
            ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001               43,248          $25.86            $1,118                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

REAL ESTATE SERIES -
           LANDMARK - 7% SOLUTION

           September 30, 2001                  896          $25.36               $23                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

REAL ESTATE SERIES -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001                5,058          $25.20              $128                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

REAL ESTATE SERIES -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001                1,662          $25.03               $42                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                 S-72


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE SERIES -
            ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001                3,768          $24.87               $94                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

REAL ESTATE SERIES -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001               13,021          $24.55              $320                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

FULLY MANAGED SERIES -
           DVA 80

           September 30, 2001               37,562          $29.00            $1,089                0.80%               3.76%
           December 31, 2000                41,530           27.95             1,160                0.80%              21.00%
           December 31, 1999                56,149           23.10             1,297                0.80%               6.06%
           December 31, 1998                98,853           21.78             2,153                0.80%               5.07%
           December 31, 1997               130,310           20.73             2,701                0.80%              14.44%

FULLY MANAGED SERIES -
           DVA

           September 30, 2001            1,460,868          $28.27           $41,299                1.00%               3.63%
           December 31, 2000             1,795,012           27.28            48,972                1.00%              20.76%
           December 31, 1999             2,766,340           22.59            62,500                1.00%               5.86%
           December 31, 1998             4,133,650           21.34            88,227                1.00%               4.81%
           December 31, 1997             5,032,148           20.36           102,451                1.00%              14.20%

FULLY MANAGED SERIES -
           DVA SERIES 100

           September 30, 2001               26,010          $27.02              $703                1.35%               3.33%
           December 31, 2000                26,037           26.15               681                1.35%              20.34%
           December 31, 1999                28,071           21.73               610                1.35%               5.43%
           December 31, 1998                33,313           20.61               686                1.35%               4.51%
           December 31, 1997                36,340           19.72               717                1.35%              13.76%

FULLY MANAGED SERIES -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001              450,920          $27.41           $12,360                1.25%               3.39%
           December 31, 2000               473,557           26.51            12,553                1.25%              20.45%
           December 31, 1999               549,088           22.01            12,084                1.25%               5.61%
           December 31, 1998               544,623           20.84            11,351                1.25%               4.57%
           December 31, 1997               418,686           19.93             8,345                1.25%              13.91%


                                                                 S-73


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

FULLY MANAGED SERIES -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001              117,448          $27.21            $3,196                1.30%               3.38%
           December 31, 2000                30,174           26.32               794                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

FULLY MANAGED SERIES -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001            4,154,049          $26.89          $111,703                1.40%               3.26%
           December 31, 2000             3,264,322           26.04            84,988                1.40%              20.28%
           December 31, 1999             2,546,588           21.65            55,126                1.40%               5.46%
           December 31, 1998             1,628,157           20.53            33,431                1.40%               4.43%
           December 31, 1997               414,805           19.66             8,157                1.40%              13.71%

FULLY MANAGED SERIES -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD (POST JANUARY 2000), PREMIUM PLUS - STANDARD
           (POST JANUARY 2000)

           September 30, 2001            1,762,048          $26.69           $47,029                1.45%               3.29%
           December 31, 2000               507,008           25.84            13,103                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

FULLY MANAGED SERIES -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001            3,559,113          $26.39           $93,925                1.55%               3.21%
           December 31, 2000             3,165,782           25.57            80,951                1.55%              20.10%
           December 31, 1999             3,304,306           21.29            70,358                1.55%               5.24%
           December 31, 1998             2,780,652           20.23            56,246                1.55%               4.28%
           December 31, 1997             1,766,390           19.40            34,271                1.55%              13.55%

FULLY MANAGED SERIES -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000), PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001              458,283          $26.18           $11,998                1.60%               3.15%
           December 31, 2000               185,069           25.38             4,697                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                 S-74


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

FULLY MANAGED SERIES -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001              336,189          $26.01            $8,744                1.65%               3.09%
           December 31, 2000                61,545           25.23             1,552                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

FULLY MANAGED SERIES -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
(PRE FEBRUARY 2000)

           September 30, 2001            4,403,937          $25.84          $113,798                1.70%               3.07%
           December 31, 2000             3,237,449           25.07            81,175                1.70%              19.89%
           December 31, 1999             3,118,319           20.91            65,207                1.70%               5.08%
           December 31, 1998             1,727,706           19.90            34,373                1.70%               4.13%
           December 31, 1997               108,930           19.11             2,082                1.70%                   *

FULLY MANAGED SERIES -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001              322,690          $25.68            $8,287                1.75%               3.05%
           December 31, 2000                15,600           24.92               389                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

FULLY MANAGED SERIES -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
(POST JANUARY 2000)

           September 30, 2001            1,555,255          $25.51           $39,675                1.80%               2.99%
           December 31, 2000               400,243           24.77             9,915                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

FULLY MANAGED SERIES -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST
JANUARY 2000)

           September 30, 2001            1,451,822          $25.18           $36,557                1.90%               2.90%
           December 31, 2000               183,884           24.47             4,500                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

FULLY MANAGED SERIES -
           VALUE

           September 30, 2001               36,677          $28.63            $1,050                0.90%               3.66%
           December 31, 2000                 8,003           27.62               221                0.90%              20.88%
           December 31, 1999                 1,564           22.85                36                0.90%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                 S-75


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

FULLY MANAGED SERIES -
           ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001              166,487          $25.35            $4,221                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

FULLY MANAGED SERIES -
           LANDMARK - 7% SOLUTION

           September 30, 2001               14,489          $24.86              $360                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

FULLY MANAGED SERIES -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001               14,156          $24.70              $350                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

FULLY MANAGED SERIES -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               32,683          $24.54              $802                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

FULLY MANAGED SERIES -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001               18,077          $24.38              $441                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

FULLY MANAGED SERIES -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001               43,596          $24.07            $1,049                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                 S-76


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

EQUITY INCOME SERIES -
           DVA 80

           September 30, 2001              133,850          $23.98            $3,209                0.80%              -6.58%
           December 31, 2000               163,007           25.67             4,184                0.80%              12.05%
           December 31, 1999               227,648           22.91             5,216                0.80%              -1.50%
           December 31, 1998               420,357           23.26             9,778                0.80%               7.39%
           December 31, 1997               551,677           21.66            11,950                0.80%              16.48%

EQUITY INCOME SERIES -
           DVA

           September 30, 2001            2,598,808          $23.38           $60,760                1.00%              -6.70%
           December 31, 2000             3,173,809           25.06            79,531                1.00%              11.83%
           December 31, 1999             5,014,068           22.41           112,377                1.00%              -1.71%
           December 31, 1998             7,799,102           22.80           177,844                1.00%               7.14%
           December 31, 1997             9,651,400           21.28           205,341                1.00%              16.28%

EQUITY INCOME SERIES -
           DVA SERIES 100

           September 30, 2001               38,296          $22.35              $856                1.35%              -6.95%
           December 31, 2000                41,479           24.02               996                1.35%              11.41%
           December 31, 1999                52,427           21.56             1,130                1.35%              -2.04%
           December 31, 1998                64,749           22.01             1,425                1.35%               6.79%
           December 31, 1997                86,050           20.61             1,773                1.35%              15.84%

EQUITY INCOME SERIES -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001              296,678          $22.67            $6,725                1.25%              -6.90%
           December 31, 2000               324,404           24.35             7,898                1.25%              11.54%
           December 31, 1999               381,468           21.83             8,327                1.25%              -1.98%
           December 31, 1998               395,764           22.27             8,812                1.25%               6.91%
           December 31, 1997               328,740           20.83             6,847                1.25%              15.98%

EQUITY INCOME SERIES -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001               77,461          $22.50            $1,743                1.30%              -6.91%
           December 31, 2000                24,472           24.17               591                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EQUITY INCOME SERIES -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001            2,615,214          $22.25           $58,189                1.40%              -6.94%
           December 31, 2000             2,309,476           23.91            55,228                1.40%              11.36%
           December 31, 1999             2,014,453           21.47            43,259                1.40%              -2.14%
           December 31, 1998               800,489           21.94            17,560                1.40%               6.76%
           December 31, 1997               255,396           20.55             5,248                1.40%              15.79%

                                                                 S-7


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

EQUITY INCOME SERIES -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD
           (POST JANUARY 2000), PREMIUM PLUS -  STANDARD (POST JANUARY 2000)

           September 30, 2001            1,229,523          $22.07           $27,135                1.45%              -7.03%
           December 31, 2000               470,889           23.74            11,178                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EQUITY INCOME SERIES -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001            2,317,425          $21.82           $50,566                1.55%              -7.11%
           December 31, 2000             2,237,389           23.49            52,548                1.55%              11.22%
           December 31, 1999             2,523,887           21.12            53,311                1.55%              -2.27%
           December 31, 1998             1,980,779           21.61            42,806                1.55%               6.56%
           December 31, 1997             1,485,966           20.28            30,129                1.55%              15.64%

EQUITY INCOME SERIES -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000),
           PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001              371,630          $21.65            $8,045                1.60%              -7.12%
           December 31, 2000               225,138           23.31             5,248                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EQUITY INCOME SERIES -
            DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001              299,389          $21.51            $6,440                1.65%              -7.16%
           December 31, 2000                79,161           23.17             1,834                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EQUITY INCOME SERIES -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
(PRE FEBRUARY 2000)

           September 30, 2001            2,985,218          $21.37           $63,794                1.70%              -7.21%
           December 31, 2000             2,552,792           23.03            58,792                1.70%              11.04%
           December 31, 1999             2,294,950           20.74            47,606                1.70%              -2.45%
           December 31, 1998               744,366           21.26            15,822                1.70%               6.46%
           December 31, 1997                35,953           19.97               718                1.70%                   *

EQUITY INCOME SERIES -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001              245,234          $21.24            $5,208                1.75%              -7.21%
           December 31, 2000                30,890           22.89               707                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                 S-78


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

EQUITY INCOME SERIES -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001              876,051          $21.10           $18,484                1.80%              -7.25%
           December 31, 2000               311,484           22.75             7,087                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EQUITY INCOME SERIES -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST
           JANUARY 2000)

           September 30, 2001              981,078          $20.83           $20,435                1.90%              -7.34%
           December 31, 2000               238,986           22.48             5,372                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EQUITY INCOME SERIES -
            VALUE

           September 30, 2001               28,406          $23.68              $672                0.90%              -6.62%
           December 31, 2000                22,752           25.36               577                0.90%              11.92%
           December 31, 1999                 2,555           22.66                58                0.90%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EQUITY INCOME SERIES -
           ACCESS ONE

           September 30, 2001                  875          $24.92               $22                0.50%              -6.35%
           December 31, 2000                   833           26.61                22                0.50%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EQUITY INCOME SERIES -
            ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001              109,862          $20.96            $2,302                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EQUITY INCOME SERIES -
           LANDMARK - 7% SOLUTION

           September 30, 2001               20,704          $20.56              $426                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                 S-79


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

EQUITY INCOME SERIES -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001                8,906          $20.43              $182                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EQUITY INCOME SERIES -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               36,139          $20.30              $734                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EQUITY INCOME SERIES -
            ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001               14,648          $20.17              $295                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EQUITY INCOME SERIES -


           September 30, 2001               13,162          $19.91              $262                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CAPITAL APPRECIATION SERIES -
           DVA 80


           September 30, 2001               17,442          $20.78              $363                0.80%             -21.56%
           December 31, 2000                18,401           26.49               487                0.80%             -15.90%
           December 31, 1999                54,304           31.50             1,710                0.80%              23.67%
           December 31, 1998                90,966           25.47             2,317                0.80%              11.76%
           December 31, 1997               125,546           22.79             2,861                0.80%              27.92%

CAPITAL APPRECIATION SERIES -
           DVA

           September 30, 2001            1,570,888          $20.40           $32,046                1.00%             -21.63%
           December 31, 2000             2,026,254           26.03            52,747                1.00%             -16.06%
           December 31, 1999             3,034,250           31.01            94,106                1.00%              23.40%
           December 31, 1998             4,689,939           25.13           117,875                1.00%              11.54%
           December 31, 1997             5,724,823           22.53           128,989                1.00%              27.66%


                                                                 S-80


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION SERIES -
           DVA SERIES 100

           September 30, 2001               22,015          $19.72              $434                1.35%             -21.87%
           December 31, 2000                25,937           25.24               655                1.35%             -16.37%
           December 31, 1999                29,781           30.18               899                1.35%              22.93%
           December 31, 1998                49,076           24.55             1,205                1.35%              11.19%
           December 31, 1997                46,932           22.08             1,036                1.35%              27.20%

CAPITAL APPRECIATION SERIES -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001              369,488          $19.94            $7,368                1.25%             -21.80%
           December 31, 2000               453,894           25.50            11,575                1.25%             -16.28%
           December 31, 1999               431,150           30.46            13,132                1.25%              23.07%
           December 31, 1998               413,115           24.75            10,223                1.25%              11.29%
           December 31, 1997               353,774           22.24             7,868                1.25%              27.35%

CAPITAL APPRECIATION SERIES -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001              152,791          $19.82            $3,029                1.30%             -21.85%
           December 31, 2000                97,043           25.36             2,461                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CAPITAL APPRECIATION SERIES -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001            3,351,110          $19.66           $65,883                1.40%             -21.89%
           December 31, 2000             3,626,696           25.17            91,289                1.40%             -16.41%
           December 31, 1999             2,412,721           30.11            72,649                1.40%              22.90%
           December 31, 1998             1,342,757           24.50            32,897                1.40%              11.11%
           December 31, 1997               312,229           22.05             6,885                1.40%              27.14%

CAPITAL APPRECIATION SERIES -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD
           (POST JANUARY 2000), PREMIUM PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001            1,731,016          $19.54           $33,824                1.45%             -21.93%
           December 31, 2000             1,210,622           25.03            30,300                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                 S-81


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION SERIES -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001            3,806,839          $19.38           $73,777                1.55%             -22.01%
           December 31, 2000             4,174,489           24.85           103,716                1.55%             -16.53%
           December 31, 1999             3,839,680           29.77           114,290                1.55%              22.71%
           December 31, 1998             2,787,732           24.26            67,619                1.55%              10.93%
           December 31, 1997             1,772,316           21.87            38,752                1.55%              26.99%

CAPITAL APPRECIATION SERIES -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000), PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001              923,423          $19.26           $17,785                1.60%             -22.02%
           December 31, 2000               847,242           24.70            20,927                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CAPITAL APPRECIATION SERIES -
            DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001              283,338          $19.17            $5,432                1.65%             -22.04%
           December 31, 2000               124,676           24.59             3,066                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CAPITAL APPRECIATION SERIES -


           September 30, 2001            4,148,488          $19.08           $79,154                1.70%             -22.06%
           December 31, 2000             4,496,266           24.48           110,086                1.70%             -16.68%
           December 31, 1999             3,574,164           29.38           104,999                1.70%              22.52%
           December 31, 1998             1,023,964           23.98            24,551                1.70%              10.76%
           December 31, 1997                69,624           21.65             1,507                1.70%                   *

CAPITAL APPRECIATION SERIES -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001              347,985          $18.99            $6,608                1.75%             -22.11%
           December 31, 2000               109,154           24.38             2,661                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CAPITAL APPRECIATION SERIES -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
(POST JANUARY 2000)

           September 30, 2001            1,426,977          $18.90           $26,970                1.80%             -22.13%
           December 31, 2000               981,676           24.27            23,825                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                 S-82


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION SERIES -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST
           JANUARY 2000)

           September 30, 2001            1,568,864          $18.72           $29,369                1.90%             -22.19%
           December 31, 2000               969,120           24.06            23,314                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CAPITAL APPRECIATION SERIES -
           VALUE

           September 30, 2001               38,940          $20.59              $802                0.90%             -21.59%
           December 31, 2000                31,436           26.26               825                0.90%             -15.99%
           December 31, 1999                 5,832           31.26               182                0.90%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CAPITAL APPRECIATION SERIES -
           VALUE ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001               68,629          $18.81            $1,310                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CAPITAL APPRECIATION SERIES -
           LANDMARK - 7% SOLUTION

           September 30, 2001               10,568          $18.54              $196                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CAPITAL APPRECIATION SERIES -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001               15,006          $18.45              $277                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CAPITAL APPRECIATION SERIES -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               14,730          $18.36              $271                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-83


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION SERIES -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001                5,598          $18.27              $102                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CAPITAL APPRECIATION SERIES -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001               17,480          $18.10              $316                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RISING DIVIDENDS SERIES -
             DVA 80

           September 30, 2001               21,750          $20.55              $447                0.80%             -21.02%
           December 31, 2000                36,302           26.02               944                0.80%              -2.87%
           December 31, 1999                48,495           26.79             1,299                0.80%              14.93%
           December 31, 1998               139,495           23.31             3,251                0.80%              13.27%
           December 31, 1997               185,857           20.58             3,826                0.80%              28.75%

RISING DIVIDENDS SERIES -
           DVA

           September 30, 2001            1,634,016          $20.22           $33,040                1.00%             -21.14%
           December 31, 2000             2,135,681           25.64            54,757                1.00%              -3.10%
           December 31, 1999             3,167,912           26.46            83,810                1.00%              14.74%
           December 31, 1998             4,465,604           23.06           102,983                1.00%              12.98%
           December 31, 1997             4,885,378           20.41            99,708                1.00%              28.53%

RISING DIVIDENDS SERIES -
           DVA SERIES 100

           September 30, 2001               42,790          $19.66              $841                1.35%             -21.33%
           December 31, 2000                51,586           24.99             1,289                1.35%              -3.44%
           December 31, 1999                62,149           25.88             1,608                1.35%              14.31%
           December 31, 1998                92,161           22.64             2,086                1.35%              12.58%
           December 31, 1997                85,890           20.11             1,727                1.35%              28.11%

RISING DIVIDENDS SERIES -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001            1,020,054          $19.84           $20,238                1.25%             -21.30%
           December 31, 2000             1,150,706           25.21            29,006                1.25%              -3.30%
           December 31, 1999             1,251,144           26.07            32,623                1.25%              14.39%
           December 31, 1998             1,199,087           22.79            27,323                1.25%              12.71%
           December 31, 1997               795,321           20.22            16,079                1.25%              28.23%

                                                                 S-84


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

RISING DIVIDENDS SERIES -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001              172,141          $19.74            $3,398                1.30%             -21.32%
           December 31, 2000                95,313           25.09             2,391                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RISING DIVIDENDS SERIES -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001            7,381,618          $19.61          $144,753                1.40%             -21.37%
           December 31, 2000             8,035,273           24.94           200,360                1.40%              -3.45%
           December 31, 1999             7,496,161           25.83           193,646                1.40%              15.16%
           December 31, 1998             4,591,470           22.61           103,810                1.40%              11.65%
           December 31, 1997               853,473           20.09            17,146                1.40%              28.01%

RISING DIVIDENDS SERIES -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD (POST JANUARY 2000), PREMIUM PLUS -  STANDARD
           (POST JANUARY 2000)

           September 30, 2001            1,598,556          $19.50           $31,172                1.45%             -21.40%
           December 31, 2000             1,073,372           24.81            26,632                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RISING DIVIDENDS SERIES -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001            8,734,394          $19.38          $169,273                1.55%             -21.44%
           December 31, 2000             9,797,332           24.67           241,653                1.55%              -3.60%
           December 31, 1999            10,160,317           25.59           260,024                1.55%              14.09%
           December 31, 1998             7,386,288           22.43           165,696                1.55%              12.37%
           December 31, 1997             3,706,709           19.96            73,999                1.55%              27.79%

RISING DIVIDENDS SERIES -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000), PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001              514,097          $19.27            $9,907                1.60%             -21.48%
           December 31, 2000               440,779           24.54            10,816                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                 S-85


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

RISING DIVIDENDS SERIES -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001              700,642          $19.19           $13,445                1.65%             -21.51%
           December 31, 2000               428,500           24.45            10,477                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RISING DIVIDENDS SERIES -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (PRE FEBRUARY 2000)

           September 30, 2001            9,084,472          $19.11          $173,604                1.70%             -21.55%
           December 31, 2000             9,922,551           24.36           241,712                1.70%              -3.75%
           December 31, 1999             9,473,482           25.31           239,807                1.70%              13.91%
           December 31, 1998             4,305,084           22.22            95,669                1.70%              12.17%
           December 31, 1997               179,402           19.81             3,553                1.70%                   *

RISING DIVIDENDS SERIES -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001              384,494          $19.04            $7,321                1.75%             -21.55%
           December 31, 2000               119,426           24.27             2,898                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RISING DIVIDENDS SERIES -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001            1,331,758          $18.95           $25,237                1.80%             -21.63%
           December 31, 2000               803,307           24.18            19,425                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RISING DIVIDENDS SERIES -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST
JANUARY 2000)

           September 30, 2001            1,357,290          $18.80           $25,517                1.90%             -21.67%
           December 31, 2000               713,282           24.00            17,122                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RISING DIVIDENDS SERIES -
           VALUE

           September 30, 2001               37,004          $20.39              $754                0.90%             -21.06%
           December 31, 2000                33,143           25.83               856                0.90%              -2.97%
           December 31, 1999                10,416           26.62               277                0.90%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                 S-86


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

RISING DIVIDENDS SERIES -
           ACCESS ONE

           September 30, 2001                   48          $21.05                $1                0.50%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RISING DIVIDENDS SERIES -
           ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001               53,470          $18.88            $1,010                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RISING DIVIDENDS SERIES -
           ACCESS - 5.5% SOLUTION (POST APRIL 2001), LANDMARK - MAX 5.5%

           September 30, 2001                   44          $18.73                $1                1.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RISING DIVIDENDS SERIES -
           LANDMARK - 7% SOLUTION

           September 30, 2001               20,629          $18.65              $385                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RISING DIVIDENDS SERIES -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001               13,511          $18.58              $251                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RISING DIVIDENDS SERIES -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               23,644          $18.50              $437                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -
                                      S-87


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

RISING DIVIDENDS SERIES -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001                7,346          $18.43              $135                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RISING DIVIDENDS SERIES -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001                8,922          $18.28              $163                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

VALUE EQUITY SERIES -
            DVA 80

           September 30, 2001                6,381          $17.10              $109                0.80%             -15.14%
           December 31, 2000                 7,265           20.15               146                0.80%               7.93%
           December 31, 1999                17,173           18.67               321                0.80%              -0.32%
           December 31, 1998                29,442           18.73               552                0.80%               0.75%
           December 31, 1997                58,265           18.59             1,083                0.80%              26.27%

VALUE EQUITY SERIES -
            DVA

           September 30, 2001              329,441          $16.87            $5,558                1.00%             -15.27%
           December 31, 2000               402,922           19.91             8,021                1.00%               7.68%
           December 31, 1999               650,130           18.49            12,018                1.00%              -0.48%
           December 31, 1998             1,052,008           18.58            19,542                1.00%               0.54%
           December 31, 1997             1,369,251           18.48            25,301                1.00%              26.02%
VALUE EQUITY SERIES -
           DVA SERIES 100

           September 30, 2001               13,109          $16.47              $216                1.35%             -15.50%
           December 31, 2000                11,002           19.49               214                1.35%               7.32%
           December 31, 1999                13,030           18.16               237                1.35%              -0.87%
           December 31, 1998                20,539           18.32               376                1.35%               0.22%
           December 31, 1997                24,986           18.28               457                1.35%              25.53%

VALUE EQUITY SERIES -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001              333,410          $16.61            $5,538                1.25%             -15.38%
           December 31, 2000               373,943           19.63             7,342                1.25%               7.39%
           December 31, 1999               433,555           18.28             7,924                1.25%              -0.71%
           December 31, 1998               454,942           18.41             8,377                1.25%               0.27%
           December 31, 1997               372,681           18.36             6,843                1.25%              25.68%

                                                                 S-88


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

VALUE EQUITY SERIES -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001               49,277          $16.53              $815                1.30%             -15.45%
           December 31, 2000                23,912           19.55               468                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

VALUE EQUITY SERIES -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001            2,304,705          $16.44           $37,889                1.40%             -15.52%
           December 31, 2000             2,586,369           19.46            50,333                1.40%               7.28%
           December 31, 1999             1,825,971           18.14            33,129                1.40%              -0.93%
           December 31, 1998             1,415,540           18.31            25,913                1.40%               0.16%
           December 31, 1997               469,649           18.28             8,586                1.40%              25.49%

VALUE EQUITY SERIES -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD (POST JANUARY 2000), PREMIUM PLUS - STANDARD
           (POST JANUARY 2000)

           September 30, 2001              729,601          $16.36           $11,936                1.45%             -15.58%
           December 31, 2000               472,034           19.38             9,146                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

VALUE EQUITY SERIES -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001            2,453,994          $16.27           $39,927                1.55%             -15.66%
           December 31, 2000             2,589,777           19.29            49,949                1.55%               7.11%
           December 31, 1999             2,709,066           18.01            48,787                1.55%              -1.04%
           December 31, 1998             2,736,310           18.20            49,797                1.55%               0.00%
           December 31, 1997             1,793,172           18.20            32,639                1.55%              25.30%

VALUE EQUITY SERIES -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000), PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001              235,486          $16.20            $3,815                1.60%             -15.63%
           December 31, 2000               143,195           19.20             2,749                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                 S-89


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

VALUE EQUITY SERIES -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001              140,781          $16.14            $2,272                1.65%             -15.67%
           December 31, 2000                41,973           19.14               803                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

VALUE EQUITY SERIES -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
(PRE FEBRUARY 2000)

           September 30, 2001            2,266,972          $16.08           $36,453                1.70%             -15.72%
           December 31, 2000             2,230,349           19.08            42,553                1.70%               6.95%
           December 31, 1999             1,956,244           17.84            34,902                1.70%              -1.22%
           December 31, 1998             1,201,314           18.06            21,692                1.70%              -0.17%
           December 31, 1997               118,902           18.09             2,150                1.70%                   *

VALUE EQUITY SERIES -
            DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001              109,804          $16.03            $1,760                1.75%             -15.76%
           December 31, 2000                10,293           19.03               196                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

VALUE EQUITY SERIES -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
(POST JANUARY 2000)

           September 30, 2001              538,987          $15.98            $8,613                1.80%             -15.76%
           December 31, 2000               298,983           18.97             5,672                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

VALUE EQUITY SERIES -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST
JANUARY 2000)

           September 30, 2001              498,678          $15.87            $7,867                1.90%             -15.81%
           December 31, 2000               162,505           18.85             3,064                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

VALUE EQUITY SERIES -
           VALUE

           September 30, 2001                7,755          $16.98              $132                0.90%             -15.18%
           December 31, 2000                 3,296           20.02                66                0.90%               7.75%
           December 31, 1999                 3,333           18.58                62                0.90%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                 S-90


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

VALUE EQUITY SERIES -
           VALUE VA OPTION II

           September 30, 2001                  510          $16.58                $9                0.50%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

VALUE EQUITY SERIES -
           VALUE VA BONUS OPTION I

           September 30, 2001                  669          $16.36               $11                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

VALUE EQUITY SERIES -
            VALUE ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001               46,949          $15.92              $748                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

VALUE EQUITY SERIES -
           LANDMARK - 7% SOLUTION

           September 30, 2001               14,013          $15.76              $221                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

VALUE EQUITY SERIES -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001                8,661          $15.71              $136                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

VALUE EQUITY SERIES -
           VALUE ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               20,935          $15.65              $328                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                 S-91


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

VALUE EQUITY SERIES -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001                4,882          $15.60               $76                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

VALUE EQUITY SERIES -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001               10,195          $15.49              $158                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

STRATEGIC EQUITY SERIES -
           DVA 80

           September 30, 2001               19,549          $12.12              $237                0.80%             -37.88%
           December 31, 2000                33,313           19.51               650                0.80%             -13.13%
           December 31, 1999                18,395           22.46               413                0.80%              55.00%
           December 31, 1998                53,353           14.49               773                0.80%               0.00%
           December 31, 1997               102,523           14.49             1,485                0.80%              22.18%

STRATEGIC EQUITY SERIES -
             DVA

           September 30, 2001              206,413          $11.97            $2,471                1.00%             -37.98%
           December 31, 2000               277,049           19.30             5,348                1.00%             -13.34%
           December 31, 1999               419,542           22.27             9,345                1.00%              54.65%
           December 31, 1998               772,105           14.40            11,117                1.00%              -0.14%
           December 31, 1997             1,011,370           14.42            14,587                1.00%              21.89%

STRATEGIC EQUITY SERIES -
            DVA SERIES 100

           September 30, 2001                9,145          $11.72              $107                1.35%             -38.15%
           December 31, 2000                 9,208           18.95               174                1.35%             -13.63%
           December 31, 1999                 6,159           21.94               135                1.35%              54.18%
           December 31, 1998                22,096           14.23               315                1.35%              -0.56%
           December 31, 1997                34,778           14.31               498                1.35%              21.50%

STRATEGIC EQUITY SERIES -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001              375,177          $11.81            $4,431                1.25%             -38.07%
           December 31, 2000               469,023           19.07             8,946                1.25%             -13.55%
           December 31, 1999               455,696           22.06            10,053                1.25%              54.27%
           December 31, 1998               508,588           14.30             7,272                1.25%              -0.42%
           December 31, 1997               406,747           14.36             5,840                1.25%              21.64%

                                                                 S-92


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

STRATEGIC EQUITY SERIES -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001              130,332          $11.76            $1,533                1.30%             -38.11%
           December 31, 2000               107,927           19.00             2,051                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

STRATEGIC EQUITY SERIES -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001            3,821,905          $11.70           $44,716                1.40%             -38.16%
           December 31, 2000             4,824,610           18.92            91,300                1.40%             -13.69%
           December 31, 1999             2,450,796           21.92            53,725                1.40%              54.04%
           December 31, 1998             1,105,850           14.23            15,735                1.40%              -0.56%
           December 31, 1997               554,068           14.31             7,929                1.40%              21.43%

STRATEGIC EQUITY SERIES -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD (POST JANUARY 2000), PREMIUM PLUS -  STANDARD
           (POST JANUARY 2000)

           September 30, 2001            2,058,082          $11.65           $23,976                1.45%             -38.20%
           December 31, 2000             1,797,957           18.85            33,893                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

STRATEGIC EQUITY SERIES -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001            2,756,353          $11.60           $31,973                1.55%             -38.23%
           December 31, 2000             3,565,530           18.78            66,946                1.55%             -13.77%
           December 31, 1999             2,655,079           21.78            57,835                1.55%              53.81%
           December 31, 1998             1,731,615           14.16            24,521                1.55%              -0.70%
           December 31, 1997             1,361,070           14.26            19,414                1.55%              21.22%

STRATEGIC EQUITY SERIES -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000), PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001            1,080,367          $11.55           $12,478                1.60%             -38.24%
           December 31, 2000             1,149,145           18.70            21,490                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                 S-93


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

STRATEGIC EQUITY SERIES -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001              299,449          $11.51            $3,446                1.65%             -38.28%
           December 31, 2000               185,121           18.65             3,453                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

STRATEGIC EQUITY SERIES -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (PRE FEBRUARY 2000)

           September 30, 2001            3,552,138          $11.47           $40,743                1.70%             -38.33%
           December 31, 2000             4,283,689           18.60            79,684                1.70%             -13.93%
           December 31, 1999             3,050,564           21.61            65,934                1.70%              53.59%
           December 31, 1998               827,477           14.07            11,644                1.70%              -0.92%
           December 31, 1997                49,579           14.20               704                1.70%                   *

STRATEGIC EQUITY SERIES -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001              280,083          $11.44            $3,204                1.75%             -38.33%
           December 31, 2000               149,363           18.55             2,771                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

STRATEGIC EQUITY SERIES -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001            1,348,902          $11.41           $15,391                1.80%             -38.32%
           December 31, 2000             1,203,898           18.50            22,276                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

STRATEGIC EQUITY SERIES -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST
           JANUARY 2000)

           September 30, 2001            1,382,523          $11.34           $15,678                1.90%             -38.37%
           December 31, 2000             1,103,423           18.40            20,308                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

STRATEGIC EQUITY SERIES -
            VALUE

           September 30, 2001                    -               -                 -                    -                   -
           December 31, 2000                22,904          $19.41              $444                0.90%             -13.23%
           December 31, 1999                 3,862           22.37                86                0.90%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                 S-94


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

STRATEGIC EQUITY SERIES -
           ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001               44,201          $11.37              $502                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

STRATEGIC EQUITY SERIES -
           ACCESS - 5.5% SOLUTION (POST APRIL 2001), LANDMARK - MAX 5.5%

           September 30, 2001                   62          $11.30                $1                1.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

STRATEGIC EQUITY SERIES -
           LANDMARK - 7% SOLUTION

           September 30, 2001               14,522          $11.27              $164                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

STRATEGIC EQUITY SERIES -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)


           September 30, 2001                4,007          $11.23               $45                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

STRATEGIC EQUITY SERIES -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001                1,553          $11.20               $17                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

STRATEGIC EQUITY SERIES -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001                5,137          $11.17               $57                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                 S-95


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

STRATEGIC EQUITY SERIES -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001                3,466          $11.10               $38                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL CAP SERIES -
           DVA 80

           September 30, 2001               17,663          $14.67              $259                0.80%             -22.63%
           December 31, 2000                21,812           18.96               413                0.80%             -18.91%
           December 31, 1999                21,044           23.38               492                0.80%              49.39%
           December 31, 1998                46,417           15.65               726                0.80%              20.02%
           December 31, 1997                42,479           13.04               554                0.80%               9.45%

SMALL CAP SERIES -
            DVA

           September 30, 2001              281,641          $14.50            $4,084                1.00%             -22.75%
           December 31, 2000               372,242           18.77             6,987                1.00%             -19.06%
           December 31, 1999               506,667           23.19            11,751                1.00%              49.13%
           December 31, 1998               701,203           15.55            10,908                1.00%              19.71%
           December 31, 1997               895,702           12.99            11,632                1.00%               9.25%

SMALL CAP SERIES -
           DVA SERIES 100

           September 30, 2001               11,734          $14.21              $167                1.35%             -22.94%
           December 31, 2000                14,421           18.44               266                1.35%             -19.37%
           December 31, 1999                14,018           22.87               320                1.35%              48.60%
           December 31, 1998                18,405           15.39               283                1.35%              19.30%
           December 31, 1997                38,537           12.90               497                1.35%               8.88%

SMALL CAP SERIES -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001              412,273          $14.30            $5,895                1.25%             -22.87%
           December 31, 2000               457,260           18.54             8,476                1.25%             -19.25%
           December 31, 1999               453,438           22.96            10,411                1.25%              48.70%
           December 31, 1998               446,934           15.44             6,900                1.25%              19.50%
           December 31, 1997               401,090           12.92             5,183                1.25%               8.94%

SMALL CAP SERIES -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001              180,617          $14.25            $2,574                1.30%             -22.93%
           December 31, 2000                86,622           18.49             1,601                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                 S-96


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

SMALL CAP SERIES -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001            6,525,292          $14.17           $92,463                1.40%             -22.99%
           December 31, 2000             6,884,993           18.40           126,665                1.40%             -19.37%
           December 31, 1999             5,053,919           22.82           115,340                1.40%              48.47%
           December 31, 1998             2,476,498           15.37            38,058                1.40%              19.33%
           December 31, 1997               559,014           12.88             7,202                1.40%               8.76%

SMALL CAP SERIES -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD
           (POST JANUARY 2000), PREMIUM PLUS -  STANDARD (POST JANUARY 2000)

           September 30, 2001            2,366,622          $14.13           $33,440                1.45%             -23.00%
           December 31, 2000             1,586,595           18.35            29,116                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL CAP SERIES -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001            4,906,195          $14.05           $68,932                1.55%             -23.06%
           December 31, 2000             5,436,276           18.26            99,255                1.55%             -19.49%
           December 31, 1999             4,514,345           22.68           102,399                1.55%              48.24%
           December 31, 1998             3,086,639           15.30            47,219                1.55%              19.16%
           December 31, 1997             2,049,765           12.84            26,326                1.55%               8.58%

SMALL CAP SERIES -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000), PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001            1,196,347          $14.01           $16,761                1.60%             -23.06%
           December 31, 2000             1,058,396           18.21            19,276                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL CAP SERIES -
            DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001              403,719          $13.97            $5,640                1.65%             -23.12%
           December 31, 2000               184,093           18.17             3,344                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                 S-97


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

SMALL CAP SERIES -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (PRE FEBRUARY 2000)

           September 30, 2001            4,683,539          $13.93           $65,241                1.70%             -23.12%
           December 31, 2000             4,812,017           18.12            87,196                1.70%             -19.65%
           December 31, 1999             3,698,983           22.55            83,400                1.70%              48.06%
           December 31, 1998             1,326,706           15.23            20,204                1.70%              18.89%
           December 31, 1997               106,014           12.81             1,357                1.70%                   *

SMALL CAP SERIES -
            DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001              392,432          $13.89            $5,451                1.75%             -23.13%
           December 31, 2000               140,651           18.07             2,542                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL CAP SERIES -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
(POST JANUARY 2000)

           September 30, 2001            1,804,449          $13.84           $24,974                1.80%             -23.24%
           December 31, 2000             1,163,996           18.03            20,986                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL CAP SERIES -
            ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7 (POST
JANUARY 2000)

           September 30, 2001            1,528,325          $13.76           $21,030                1.90%             -23.30%
           December 31, 2000               825,516           17.94            14,808                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL CAP SERIES -
            VALUE

           September 30, 2001               91,493          $14.59            $1,335                0.90%             -22.64%
           December 31, 2000                60,739           18.86             1,146                0.90%             -18.99%
           December 31, 1999                13,606           23.28               316                0.90%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL CAP SERIES -
           ACCESS ONE

           September 30, 2001                1,141          $14.93               $17                0.50%             -22.44%
           December 31, 2000                 1,040           19.25                20                0.50%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                 S-98


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

SMALL CAP SERIES -
           ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001              162,353          $13.81            $2,242                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL CAP SERIES -
           LANDMARK - 7% SOLUTION

           September 30, 2001               10,459          $13.68              $143                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL CAP SERIES -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001               19,056          $13.64              $260                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL CAP SERIES -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               39,944          $13.60              $543                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL CAP SERIES -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001                7,094          $13.56               $96                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL CAP SERIES -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001               24,807          $13.49              $335                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                 S-99


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

MANAGED GLOBAL SERIES -
            DVA 80

           September 30, 2001               14,955          $16.33              $244                0.80%             -23.04%
           December 31, 2000                17,976           21.22               381                0.80%             -15.26%
           December 31, 1999                33,553           25.04               840                0.80%              61.97%
           December 31, 1998                31,963           15.46               494                0.80%              28.30%
           December 31, 1997                51,316           12.05               618                0.80%              11.28%

MANAGED GLOBAL SERIES -
            DVA

           September 30, 2001            1,532,710          $16.04           $24,585                1.00%             -23.18%
           December 31, 2000             1,887,266           20.88            39,408                1.00%             -15.40%
           December 31, 1999             2,715,682           24.68            67,035                1.00%              61.62%
           December 31, 1998             3,944,829           15.27            60,230                1.00%              28.00%
           December 31, 1997             5,055,107           11.93            60,290                1.00%              11.08%

MANAGED GLOBAL SERIES -
           DVA SERIES 100

           September 30, 2001               31,605          $15.55              $491                1.35%             -23.40%
           December 31, 2000                34,905           20.30               709                1.35%             -15.70%
           December 31, 1999                38,870           24.08               936                1.35%              61.07%
           December 31, 1998                47,894           14.95               716                1.35%              27.56%
           December 31, 1997                76,803           11.72               900                1.35%              10.68%

MANAGED GLOBAL SERIES -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001              506,121          $15.68            $7,936                1.25%             -23.29%
           December 31, 2000               583,929           20.44            11,937                1.25%             -15.64%
           December 31, 1999               605,044           24.23            14,658                1.25%              61.32%
           December 31, 1998               649,216           15.02             9,753                1.25%              27.72%
           December 31, 1997               525,356           11.76             6,180                1.25%              10.73%

MANAGED GLOBAL SERIES -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001              186,596          $15.59            $2,909                1.30%             -23.32%
           December 31, 2000               110,792           20.33             2,253                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MANAGED GLOBAL SERIES -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD (POST JANUARY 2000), PREMIUM PLUS - STANDARD
           (POST JANUARY 2000)

           September 30, 2001            1,655,375          $15.47           $25,609                1.40%             -23.38%
           December 31, 2000             1,348,843           20.19            27,236                1.40%             -15.77%
           December 31, 1999               676,401           23.97            16,211                1.40%              61.09%
           December 31, 1998               610,300           14.88             9,084                1.40%              27.51%
           December 31, 1997               443,665           11.67             5,179                1.40%              10.57%

                                                                S-100


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

MANAGED GLOBAL SERIES -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD (POST JANUARY 2000), PREMIUM PLUS -  STANDARD
           (POST JANUARY 2000)

           September 30, 2001            1,726,244          $15.38           $26,550                1.45%             -23.41%
           December 31, 2000               965,140           20.08            19,382                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MANAGED GLOBAL SERIES -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001            3,214,210          $15.26           $49,049                1.55%             -23.47%
           December 31, 2000             3,496,637           19.94            69,740                1.55%             -15.90%
           December 31, 1999             3,306,922           23.71            78,402                1.55%              60.75%
           December 31, 1998             3,354,682           14.75            49,469                1.55%              27.37%
           December 31, 1997             2,721,529           11.58            31,522                1.55%              10.41%

MANAGED GLOBAL SERIES -
            ACCESS - ANNUAL RATCHET (POST JANUARY 2000), PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001              775,245          $15.17           $11,760                1.60%             -23.50%
           December 31, 2000               648,150           19.83            12,855                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MANAGED GLOBAL SERIES -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001              715,835          $15.10           $10,809                1.65%             -23.54%
           December 31, 2000               406,790           19.75             8,034                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MANAGED GLOBAL SERIES -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
(PRE FEBRUARY 2000)

           September 30, 2001              797,712          $15.03           $11,989                1.70%             -23.59%
           December 31, 2000               565,653           19.67            11,126                1.70%             -16.01%
           December 31, 1999               139,357           23.42             3,263                1.70%              60.52%
           December 31, 1998                67,979           14.59               992                1.70%              27.20%
           December 31, 1997                 3,479           11.47                40                1.70%                   *

MANAGED GLOBAL SERIES -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001              294,237          $14.96            $4,402                1.75%             -23.63%
           December 31, 2000               138,197           19.59             2,707                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                S-101


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

MANAGED GLOBAL SERIES -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001            1,134,099          $14.89           $16,887                1.80%             -23.68%
           December 31, 2000               621,115           19.51            12,116                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MANAGED GLOBAL SERIES -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST
JANUARY 2000)

           September 30, 2001              978,251          $14.76           $14,439                1.90%             -23.68%
           December 31, 2000               522,271           19.34            10,103                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MANAGED GLOBAL SERIES -
           VALUE

           September 30, 2001               67,679          $16.16            $1,094                0.90%             -23.08%
           December 31, 2000                16,170           21.01               340                0.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MANAGED GLOBAL SERIES -
           ACCESS ONE

           September 30, 2001                  953          $16.75               $16                0.50%             -22.88%
           December 31, 2000                   953           21.72                20                0.50%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MANAGED GLOBAL SERIES -
           ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001               85,421          $14.83            $1,267                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MANAGED GLOBAL SERIES -
           LANDMARK - 7% SOLUTION

           September 30, 2001               12,266          $14.63              $179                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-102


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

MANAGED GLOBAL SERIES -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001                9,092          $14.56              $132                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MANAGED GLOBAL SERIES -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               35,042          $14.49              $508                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MANAGED GLOBAL SERIES -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001               12,423          $14.43              $179                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MANAGED GLOBAL SERIES -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001               31,322          $14.30              $448                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MID-CAP GROWTH SERIES -
            DVA 80

           September 30, 2001               28,621          $26.70              $764                0.80%             -39.21%
           December 31, 2000                34,806           43.92             1,529                0.80%               7.33%
           December 31, 1999                 5,425           40.92               222                0.80%              77.60%
           December 31, 1998                31,935           23.04               736                0.80%              21.84%
           December 31, 1997                14,078           18.91               266                0.80%              18.69%

MID-CAP GROWTH SERIES -
           DVA

           September 30, 2001              905,561          $26.32           $23,834                1.00%             -39.31%
           December 31, 2000             1,208,636           43.37            52,417                1.00%               7.09%
           December 31, 1999               328,684           40.50            13,310                1.00%              77.32%
           December 31, 1998               315,603           22.84             7,210                1.00%              21.55%
           December 31, 1997               239,052           18.79             4,492                1.00%              18.42%


                                                                S-103


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

MID-CAP GROWTH SERIES -
           DVA SERIES 100

           September 30, 2001               14,616          $25.68              $375                1.35%             -39.46%
           December 31, 2000                21,975           42.42               932                1.35%               6.72%
           December 31, 1999                 9,549           39.75               380                1.35%              76.67%
           December 31, 1998                12,309           22.50               277                1.35%              21.16%
           December 31, 1997                10,361           18.57               193                1.35%              18.02%

MID-CAP GROWTH SERIES -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001              467,588          $25.87           $12,097                1.25%             -39.41%
           December 31, 2000               519,800           42.70            22,193                1.25%               6.83%
           December 31, 1999               287,598           39.97            11,494                1.25%              76.86%
           December 31, 1998               173,070           22.60             3,912                1.25%              21.24%
           December 31, 1997                85,870           18.64             1,600                1.25%              18.18%

MID-CAP GROWTH SERIES -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001              218,378          $25.78            $5,630                1.30%             -39.43%
           December 31, 2000               122,975           42.56             5,234                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MID-CAP GROWTH SERIES -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001            6,476,393          $25.56          $165,537                1.40%             -39.47%
           December 31, 2000             7,313,425           42.23           308,877                1.40%               6.67%
           December 31, 1999             4,873,150           39.59           192,951                1.40%              76.50%
           December 31, 1998             1,905,008           22.43            42,722                1.40%              21.11%
           December 31, 1997               177,125           18.52             3,280                1.40%              17.99%

MID-CAP GROWTH SERIES -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD (POST JANUARY 2000), PREMIUM PLUS -  STANDARD
           (POST JANUARY 2000)

           September 30, 2001            2,836,927          $25.51           $72,370                1.45%             -39.49%
           December 31, 2000             1,992,588           42.16            84,008                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                S-104


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

MID-CAP GROWTH SERIES -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001            5,056,654          $25.33          $128,085                1.55%             -39.53%
           December 31, 2000             5,926,552           41.89           248,288                1.55%               6.48%
           December 31, 1999             3,717,260           39.34           146,221                1.55%              76.33%
           December 31, 1998             1,527,664           22.31            34,087                1.55%              20.92%
           December 31, 1997               518,640           18.45             9,571                1.55%              17.78%

MID-CAP GROWTH SERIES -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000), PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001            1,316,003          $25.24           $33,216                1.60%             -39.56%
           December 31, 2000             1,290,685           41.76            53,902                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MID-CAP GROWTH SERIES -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001              480,584          $25.15           $12,087                1.65%             -39.59%
           December 31, 2000               186,073           41.63             7,746                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MID-CAP GROWTH SERIES -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (PRE FEBRUARY 2000)

           September 30, 2001            5,768,581          $25.06          $144,561                1.70%             -39.61%
           December 31, 2000             6,423,421           41.50           266,562                1.70%               6.36%
           December 31, 1999             4,433,019           39.02           172,992                1.70%              76.00%
           December 31, 1998             1,235,724           22.17            27,396                1.70%              20.75%
           December 31, 1997                48,346           18.36               888                1.70%                   *

MID-CAP GROWTH SERIES -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001              455,958          $24.97           $11,385                1.75%             -39.64%
           December 31, 2000               162,554           41.37             6,725                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MID-CAP GROWTH SERIES -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001            1,825,791          $24.88           $45,426                1.80%             -39.67%
           December 31, 2000             1,240,675           41.24            51,162                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-105


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

MID-CAP GROWTH SERIES -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST
           JANUARY 2000)

           September 30, 2001            1,987,445          $24.70           $49,090                1.90%             -39.73%
           December 31, 2000             1,099,617           40.98            45,058                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MID-CAP GROWTH SERIES -
           GRANITE PRIMELITE - STANDARD

           September 30, 2001                3,169          $25.87               $82                1.25%             -39.41%
           December 31, 2000                 3,616           42.70               155                1.25%               6.83%
           December 31, 1999                 3,692           39.97               148                1.25%              76.86%
           December 31, 1998                   981           22.60                22                1.25%              21.24%
           December 31, 1997                   202           18.64                 4                1.25%                   *

MID-CAP GROWTH SERIES -
           GRANITE PRIMELITE - ANNUAL RATCHET

           September 30, 2001               25,059          $25.56              $641                1.40%             -39.47%
           December 31, 2000                27,638           42.23             1,167                1.40%               6.67%
           December 31, 1999                27,138           39.59             1,075                1.40%              76.50%
           December 31, 1998                23,659           22.43               531                1.40%              21.11%
           December 31, 1997                 4,122           18.52                76                1.40%                   *

MID-CAP GROWTH SERIES -
            VALUE

           September 30, 2001               69,022          $26.52            $1,830                0.90%             -39.23%
           December 31, 2000                48,259           43.64             2,106                0.90%               7.20%
           December 31, 1999                10,373           40.71               422                0.90%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MID-CAP GROWTH SERIES -
           ACCESS ONE

           September 30, 2001                   53          $27.27                $1                0.50%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MID-CAP GROWTH SERIES -
           ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001              120,860          $24.79            $2,997                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-106


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

MID-CAP GROWTH SERIES -
           ACCESS - 5.5% SOLUTION (POST APRIL 2001), LANDMARK - MAX 5.5%

           September 30, 2001                   29          $24.62                $1                1.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MID-CAP GROWTH SERIES -
             ACCESS ONE 200

           September 30, 2001               17,778          $24.53              $436                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MID-CAP GROWTH SERIES -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001               12,867          $24.44              $315                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MID-CAP GROWTH SERIES -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               40,447          $24.36              $985                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MID-CAP GROWTH SERIES -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001               12,577          $24.27              $305                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MID-CAP GROWTH SERIES -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001               19,324          $24.10              $466                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-107


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

CAPITAL GROWTH SERIES -
            DVA 80

           September 30, 2001                4,116          $12.27               $50                0.80%             -30.72%
           December 31, 2000                 4,517           17.71                80                0.80%             -17.78%
           December 31, 1999                 3,348           21.54                72                0.80%              24.58%
           December 31, 1998                 9,045           17.29               156                0.80%              11.05%
           December 31, 1997                41,266           15.57               643                0.80%              24.14%

CAPITAL GROWTH SERIES -
           DVA

           September 30, 2001              222,658          $12.13            $2,701                1.00%             -30.84%
           December 31, 2000               310,535           17.54             5,447                1.00%             -17.96%
           December 31, 1999               390,759           21.38             8,354                1.00%              24.30%
           December 31, 1998               486,360           17.20             8,365                1.00%              10.90%
           December 31, 1997               559,791           15.51             8,685                1.00%              23.85%

CAPITAL GROWTH SERIES -
           DVA SERIES 100

           September 30, 2001                6,943          $11.90               $83                1.35%             -31.01%
           December 31, 2000                10,129           17.25               175                1.35%             -18.25%
           December 31, 1999                11,902           21.10               251                1.35%              23.90%
           December 31, 1998                 9,399           17.03               160                1.35%              10.44%
           December 31, 1997                 9,355           15.42               144                1.35%              23.47%

CAPITAL GROWTH SERIES -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001              539,160          $11.96            $6,448                1.25%             -30.99%
           December 31, 2000               603,420           17.33            10,460                1.25%             -18.18%
           December 31, 1999               598,663           21.18            12,678                1.25%              24.00%
           December 31, 1998               537,480           17.08             9,180                1.25%              10.55%
           December 31, 1997               325,440           15.45             5,027                1.25%              23.61%

CAPITAL GROWTH SERIES -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001              115,080           11.93             1,373                1.30%             -31.00%
           December 31, 2000                87,080           17.29             1,506                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CAPITAL GROWTH SERIES -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001            6,217,395          $11.87           $73,800              140.00%             -31.03%
           December 31, 2000             6,881,891           17.21           118,442              140.00%             -18.28%
           December 31, 1999             5,870,532           21.06           123,629              140.00%              23.81%
           December 31, 1998             3,297,314           17.01            56,089              140.00%              10.38%
           December 31, 1997               438,636           15.41             6,758              140.00%              23.42%


                                                                S-108


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

CAPITAL GROWTH SERIES -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD
           (POST JANUARY 2000), PREMIUM PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001            1,554,649          $11.83           $18,391                1.45%             -31.10%
           December 31, 2000             1,239,023           17.17            21,271                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CAPITAL GROWTH SERIES -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001            5,781,412          $11.77           $68,047                1.55%             -31.13%
           December 31, 2000             6,622,519           17.09           113,149                1.55%             -18.39%
           December 31, 1999             6,210,698           20.94           130,038                1.55%              23.61%
           December 31, 1998             3,474,459           16.94            58,850                1.55%              10.29%
           December 31, 1997             1,288,333           15.36            19,795                1.55%              23.17%

CAPITAL GROWTH SERIES -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000),
           PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001              762,872          $11.73            $8,948                1.60%             -31.16%
           December 31, 2000               740,611           17.04            12,623                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CAPITAL GROWTH SERIES -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001              308,685          $11.70            $3,611                1.65%             -31.18%
           December 31, 2000               181,294           17.00             3,083                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CAPITAL GROWTH SERIES -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (PRE FEBRUARY 2000)

           September 30, 2001            7,402,690          $11.67           $86,389                1.70%             -31.19%
           December 31, 2000             8,274,067           16.96           140,348                1.70%             -18.54%
           December 31, 1999             7,450,249           20.82           155,103                1.70%              23.41%
           December 31, 1998             2,741,015           16.87            46,233                1.70%              10.12%
           December 31, 1997               253,936           15.32             3,891                1.70%                   *

                                                                S-109


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

CAPITAL GROWTH SERIES -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001              287,233          $11.64            $3,343                1.75%             -31.21%
           December 31, 2000               116,196           16.92             1,966                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CAPITAL GROWTH SERIES -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001            1,431,262          $11.60           $16,602                1.80%             -31.28%
           December 31, 2000             1,171,869           16.88            19,782                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CAPITAL GROWTH SERIES -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST
           JANUARY 2000)

           September 30, 2001            1,349,664          $11.54           $15,575                1.90%             -31.31%
           December 31, 2000               874,247           16.80            14,687                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CAPITAL GROWTH SERIES -
           VALUE

           September 30, 2001               44,814          $12.20              $547                0.90%             -30.80%
           December 31, 2000                21,556           17.63               380                0.90%             -17.85%
           December 31, 1999                 5,650           21.46               121                0.90%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CAPITAL GROWTH SERIES -
            ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001               55,696          $11.57              $644                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CAPITAL GROWTH SERIES -
           LANDMARK - 7% SOLUTION

           September 30, 2001               11,884          $11.48              $136                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-110


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

CAPITAL GROWTH SERIES -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001               10,446          $11.44              $119                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CAPITAL GROWTH SERIES -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               29,913          $11.41              $341                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CAPITAL GROWTH SERIES -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001                3,914          $11.38               $44                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CAPITAL GROWTH SERIES -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001               10,771          $11.32              $122                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RESEARCH SERIES -
           DVA 80

           September 30, 2001                6,180          $19.05              $118                0.80%             -30.45%
           December 31, 2000                 6,559           27.39               180                0.80%              -5.32%
           December 31, 1999                 6,633           28.93               192                0.80%              23.26%
           December 31, 1998                14,054           23.47               330                0.80%              22.05%
           December 31, 1997                22,953           19.23               441                0.80%                   *

RESEARCH SERIES -
           DVA

           September 30, 2001              235,242          $18.79            $4,420                1.00%             -30.54%
           December 31, 2000               345,241           27.05             9,340                1.00%              -5.49%
           December 31, 1999               431,562           28.62            12,353                1.00%              22.99%
           December 31, 1998               488,822           23.27            11,377                1.00%              21.77%
           December 31, 1997               310,066           19.11             5,924                1.00%                   *


                                                                S-111


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

RESEARCH SERIES -
           DVA SERIES 100

           September 30, 2001               15,773          $18.33              $289                1.35%             -30.73%
           December 31, 2000                18,310           26.46               484                1.35%              -5.84%
           December 31, 1999                18,345           28.10               515                1.35%              22.55%
           December 31, 1998                20,718           22.93               475                1.35%              21.39%
           December 31, 1997                10,225           18.89               193                1.35%                   *

RESEARCH SERIES -
            DVA PLUS - STANDARD
           (PRE FEBRUARY 2000)

           September 30, 2001              545,421          $18.46           $10,069                1.25%             -30.68%
           December 31, 2000               604,614           26.63            16,103                1.25%              -5.73%
           December 31, 1999               565,925           28.25            15,988                1.25%              22.67%
           December 31, 1998               437,189           23.03            10,068                1.25%              21.53%
           December 31, 1997               223,067           18.95             4,227                1.25%                   *

RESEARCH SERIES -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001              151,062          $18.40            $2,780                1.30%             -30.70%
           December 31, 2000                86,539           26.55             2,298                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RESEARCH SERIES -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001            7,280,053          $18.28          $133,079                1.40%             -30.73%
           December 31, 2000             8,149,685           26.39           215,099                1.40%              -5.88%
           December 31, 1999             6,431,948           28.04           180,345                1.40%              22.50%
           December 31, 1998             3,902,974           22.89            89,339                1.40%              21.30%
           December 31, 1997               268,126           18.87             5,058                1.40%                   *

RESEARCH SERIES -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD
           (POST JANUARY 2000), PREMIUM PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001            2,235,494          $18.20           $40,686                1.45%             -30.80%
           December 31, 2000             1,500,906           26.30            39,472                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                               S-112


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

RESEARCH SERIES -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001            6,928,877          $18.07          $125,205                1.55%             -30.85%
           December 31, 2000             7,760,199           26.13           202,800                1.55%              -6.01%
           December 31, 1999             7,240,463           27.80           201,318                1.55%              22.31%
           December 31, 1998             3,875,695           22.73            88,107                1.55%              21.10%
           December 31, 1997               816,216          $18.77           $15,317                1.55%                   *

RESEARCH SERIES -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000),
           PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001            1,004,999          $18.01           $18,100                1.60%             -30.86%
           December 31, 2000               973,963           26.05            25,373                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RESEARCH SERIES -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001              729,950          $17.95           $13,103                1.65%             -30.88%
           December 31, 2000               378,215           25.97             9,822                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RESEARCH SERIES -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (PRE FEBRUARY 2000)

           September 30, 2001            7,797,528          $17.88          $139,420                1.70%             -30.94%
           December 31, 2000             8,763,559           25.89           226,859                1.70%              -6.13%
           December 31, 1999             8,143,207           27.58           224,622                1.70%              22.09%
           December 31, 1998             3,674,201           22.59            82,990                1.70%              21.00%
           December 31, 1997               162,677           18.67             3,038                1.70%                   *

RESEARCH SERIES -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001              471,282          $17.82            $8,398                1.75%             -30.96%
           December 31, 2000               160,258           25.81             4,135                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RESEARCH SERIES -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001              156,645          $17.76           $27,717                1.80%             -30.95%
           December 31, 2000             1,007,294           25.72            25,911                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                S-113


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

RESEARCH SERIES -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST
           JANUARY 2000)

           September 30, 2001            1,579,059          $17.64           $27,855                1.90%             -30.99%
           December 31, 2000               807,166           25.56            20,632                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RESEARCH SERIES -
           GRANITE PRIMELITE - STANDARD

           September 30, 2001                3,050          $18.46               $56                1.25%             -30.68%
           December 31, 2000                 3,075           26.63                82                1.25%              -5.73%
           December 31, 1999                 2,544           28.25                72                1.25%              22.67%
           December 31, 1998                 3,070           23.03                71                1.25%              21.53%
           December 31, 1997                   102           18.95                 2                1.25%                   *

RESEARCH SERIES -
           GRANITE PRIMELITE - ANNUAL RATCHET

           September 30, 2001               32,664          $18.28              $597                1.45%             -30.73%
           December 31, 2000                36,485           26.39               963                1.45%              -5.88%
           December 31, 1999                37,387           28.04             1,048                1.45%              22.50%
           December 31, 1998                38,692           22.89               886                1.45%              21.30%
           December 31, 1997                11,534           18.87               218                1.45%                   *

RESEARCH SERIES -
           VALUE

           September 30, 2001               79,883          $18.92            $1,512                0.90%             -30.52%
           December 31, 2000                35,827           27.23               975                0.90%              -5.39%
           December 31, 1999                10,661           28.78               307                0.90%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RESEARCH SERIES -
             VA OPTION II

           September 30, 2001                  109          $18.46                $2                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RESEARCH SERIES -
            VA OPTION III

           September 30, 2001                  241          $18.26                $4                1.40%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-114


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

RESEARCH SERIES -
            VA BONUS OPTION I

           September 30, 2001                1,403          $18.20               $26                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RESEARCH SERIES -
            VA BONUS OPTION II

           September 30, 2001                2,107          $17.82               $38                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RESEARCH SERIES -
            VA BONUS OPTION III

           September 30, 2001                   64          $17.63                $1                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RESEARCH SERIES -
            ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001              111,644          $17.70            $1,976                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RESEARCH SERIES -
           LANDMARK - 7% SOLUTION

           September 30, 2001                8,156          $17.51              $143                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RESEARCH SERIES -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001               12,669          $17.44              $221                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-115


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

RESEARCH SERIES -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               60,583          $17.38            $1,053                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RESEARCH SERIES -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001                9,308          $17.32              $161                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RESEARCH SERIES -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001               19,519          $17.20              $336                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

RESEARCH SERIES -
           VA OPTION I

           September 30, 2001                  558          $18.85               $11                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

TOTAL RETURN SERIES -
            DVA 80

           September 30, 2001                3,875          $20.31               $79                0.80%              -5.71%
           December 31, 2000                 8,319           21.54               179                0.80%              15.56%
           December 31, 1999                 9,043           18.64               168                0.80%               2.59%
           December 31, 1998                 2,035           18.17                37                0.80%              10.66%
           December 31, 1997                 4,765           16.42                78                0.80%                   *

TOTAL RETURN SERIES -
           DVA

           September 30, 2001              243,640          $20.03            $4,880                1.00%              -5.83%
           December 31, 2000               329,747           21.27             7,013                1.00%              15.35%
           December 31, 1999               399,197           18.44             7,361                1.00%               2.33%
           December 31, 1998               431,678           18.02             7,778                1.00%              10.48%
           December 31, 1997               206,943           16.31             3,375                1.00%                   *

                                                                S-116


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN SERIES -
           DVA SERIES 100

           September 30, 2001                4,553          $19.54               $89                1.35%              -6.06%
           December 31, 2000                 7,790           20.80               162                1.35%              14.92%
           December 31, 1999                 5,119           18.10                93                1.35%               1.97%
           December 31, 1998                 6,695           17.75               119                1.35%              10.11%
           December 31, 1997                 4,909           16.12                79                1.35%                   *

TOTAL RETURN SERIES -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001              734,252          $19.68           $14,450                1.25%              -6.02%
           December 31, 2000               768,269           20.94            16,086                1.25%              15.05%
           December 31, 1999               831,642           18.20            15,135                1.25%               2.08%
           December 31, 1998               616,433           17.83            10,989                1.25%              10.20%
           December 31, 1997               224,763           16.18             3,636                1.25%                   *

TOTAL RETURN SERIES -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001              274,056          $19.61            $5,374                1.30%              -6.04%
           December 31, 2000                96,349           20.87             2,011                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

TOTAL RETURN SERIES -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001            9,108,962          $19.48          $177,443                1.40%              -6.12%
           December 31, 2000             9,222,546           20.75           191,336                1.40%              14.89%
           December 31, 1999             8,274,089           18.06           149,429                1.40%               1.92%
           December 31, 1998             3,982,960           17.72            70,569                1.40%              10.06%
           December 31, 1997               286,032           16.10             4,606                1.40%                   *

TOTAL RETURN SERIES -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD
           (POST JANUARY 2000), PREMIUM PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001            3,249,037          $19.41           $63,064                1.45%              -6.14%
           December 31, 2000             1,350,560           20.68            27,924                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                               S-117


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN SERIES -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001            6,379,123          $19.27          $122,926                1.55%              -6.23%
           December 31, 2000             6,431,976           20.55           132,146                1.55%              14.74%
           December 31, 1999             6,739,205           17.91           120,710                1.55%               1.76%
           December 31, 1998             3,973,034           17.60            69,922                1.55%               9.86%
           December 31, 1997               746,754           16.02            11,962                1.55%                   *

TOTAL RETURN SERIES -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000),
           PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001              848,279          $19.20           $16,287                1.60%              -6.25%
           December 31, 2000               597,315           20.48            12,233                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

TOTAL RETURN SERIES -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001              702,859          $19.13           $13,446                1.65%              -6.32%
           December 31, 2000               205,502           20.42             4,195                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

TOTAL RETURN SERIES -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (PRE FEBRUARY 2000)

           September 30, 2001            9,439,672          $19.06          $179,920                1.70%              -6.34%
           December 31, 2000             9,095,578           20.35           185,107                1.70%              14.52%
           December 31, 1999             9,101,947           17.77           161,738                1.70%               1.60%
           December 31, 1998             3,874,737           17.49            67,753                1.70%               9.72%
           December 31, 1997               152,264           15.94             2,427                1.70%                   *

TOTAL RETURN SERIES -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001              643,581          $19.00           $12,228                1.75%              -6.36%
           December 31, 2000               102,750           20.29             2,084                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

TOTAL RETURN SERIES -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001            2,216,637          $18.93           $41,961                1.80%              -6.38%
           December 31, 2000               836,664           20.22            16,920                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-118


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN SERIES -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST
           JANUARY 2000)

           September 30, 2001            2,003,804          $18.79           $37,651                1.90%              -6.52%
           December 31, 2000               506,976           20.10            10,188                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

TOTAL RETURN SERIES -
           GRANITE PRIMELITE - STANDARD

           September 30, 2001                3,886          $19.68               $76                1.25%              -6.02%
           December 31, 2000                 4,433           20.94                93                1.20%              15.05%
           December 31, 1999                 4,770           18.20                87                1.25%               2.08%
           December 31, 1998                10,098           17.83               180                1.25%              10.20%
           December 31, 1997                    63           16.18                 1                1.25%                   *

TOTAL RETURN SERIES -
           GRANITE PRIMELITE - ANNUAL RATCHET

           September 30, 2001               24,458          $19.48              $476                1.40%              -6.12%
           December 31, 2000                27,675           20.75               574                1.40%              14.89%
           December 31, 1999                33,383           18.06               603                1.40%               1.92%
           December 31, 1998                32,769           17.72               581                1.40%              10.06%
           December 31, 1997                 4,893           16.10                79                1.40%                   *

TOTAL RETURN SERIES -
           VALUE

           September 30, 2001               96,366          $20.17            $1,944                0.90%              -5.75%
           December 31, 2000                28,821           21.40               617                0.90%              15.43%
           December 31, 1999                 3,045           18.54                56                0.90%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

TOTAL RETURN SERIES -
           ACCESS ONE

           September 30, 2001                  243          $20.75                $5                0.50%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

TOTAL RETURN SERIES -
            VA OPTION II

           September 30, 2001                4,288          $19.68               $84                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-119


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN SERIES -
            VA OPTION III

           September 30, 2001                  280          $19.47                $5                1.40%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

TOTAL RETURN SERIES -
            VA BONUS OPTION I

           September 30, 2001               16,988          $19.40              $330                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

TOTAL RETURN SERIES -
            VA BONUS OPTION II

           September 30, 2001               14,672          $18.99              $279                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

TOTAL RETURN SERIES -
            VA BONUS OPTION III

           September 30, 2001                5,561          $18.79              $104                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

TOTAL RETURN SERIES -
           ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001              199,300          $18.86            $3,759                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

TOTAL RETURN SERIES -
           ACCESS - 5.5% SOLUTION (POST APRIL 2001), LANDMARK - MAX 5.5%

           September 30, 2001                  360          $18.73                $7                1.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                               S-120


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN SERIES -
           LANDMARK - 7% SOLUTION

           September 30, 2001               51,044          $18.66              $952                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

TOTAL RETURN SERIES -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001               23,295          $18.60              $433                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

TOTAL RETURN SERIES -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               90,079          $18.53            $1,669                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

TOTAL RETURN SERIES -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001               34,665          $18.46              $640                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

TOTAL RETURN SERIES -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001               37,681          $18.33              $691                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

TOTAL RETURN SERIES -
            VA OPTION I

           September 30, 2001                3,332          $20.10               $67                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-121


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

GROWTH SERIES -
            DVA 80

           September 30, 2001               29,459          $14.28              $421                0.80%             -36.95%
           December 31, 2000                33,891           22.65               768                0.80%             -22.62%
           December 31, 1999                47,480           29.27             1,390                0.80%              76.64%
           December 31, 1998                35,295           16.57               585                0.80%              25.82%
           December 31, 1997                41,904           13.17               552                0.80%                   *

GROWTH SERIES -
           DVA

           September 30, 2001              520,610          $14.12            $7,351                1.00%             -37.08%
           December 31, 2000               776,539           22.44            17,425                1.00%             -22.75%
           December 31, 1999               818,663           29.05            23,785                1.00%              76.38%
           December 31, 1998               299,829           16.47             4,940                1.00%              25.53%
           December 31, 1997               230,798           13.12             3,028                1.00%                   *

GROWTH SERIES -
           DVA SERIES 100

           September 30, 2001               20,302          $13.85              $281                1.35%             -37.25%
           December 31, 2000                28,302           22.07               624                1.35%             -23.02%
           December 31, 1999                28,942           28.67               830                1.35%              75.78%
           December 31, 1998                11,112           16.31               181                1.35%              25.08%
           December 31, 1997                 2,137           13.04                28                1.35%                   *

GROWTH SERIES -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001              766,352          $13.93           $10,675                1.25%             -37.17%
           December 31, 2000               913,550           22.17            20,257                1.25%             -22.97%
           December 31, 1999               758,379           28.78            21,827                1.25%              75.92%
           December 31, 1998               362,210           16.36             5,926                1.25%              25.27%
           December 31, 1997               161,235           13.06             2,106                1.25%                   *

GROWTH SERIES -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001              447,747          $13.89            $6,219                1.30%             -37.21%
           December 31, 2000               325,133           22.12             7,192                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH SERIES -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001           16,208,148          $13.81          $223,836                1.40%             -37.28%
           December 31, 2000            18,211,995           22.02           400,965                1.40%             -23.06%
           December 31, 1999            14,289,972           28.62           408,990                1.40%              75.69%
           December 31, 1998             3,293,704           16.29            53,670                1.40%              25.02%
           December 31, 1997               343,006           13.03             4,470                1.40%                   *

                                                                S-122


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

GROWTH SERIES -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD
           (POST JANUARY 2000), PREMIUM PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001            5,983,525          $13.77           $82,393                1.45%             -37.30%
           December 31, 2000             4,730,311           21.96           103,884                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH SERIES -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001           11,389,310          $13.70          $156,034                1.55%             -37.33%
           December 31, 2000            13,563,137           21.86           296,433                1.55%             -23.19%
           December 31, 1999            11,168,535           28.46           317,801                1.55%              75.46%
           December 31, 1998             2,452,149           16.22            39,786                1.55%              24.87%
           December 31, 1997               763,169           12.99             9,917                1.55%                   *

GROWTH SERIES -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000), PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001            3,071,660          $13.65           $41,928                1.60%             -37.39%
           December 31, 2000             3,020,949           21.80            65,867                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH SERIES -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001            1,077,752          $13.62           $14,679                1.65%             -37.38%
           December 31, 2000               693,052           21.75            15,074                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH SERIES -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
(PRE FEBRUARY 2000)

           September 30, 2001           15,516,505          $13.58          $210,714                1.70%             -37.42%
           December 31, 2000            18,166,964           21.70           394,196                1.70%             -23.29%
           December 31, 1999            15,200,894           28.29           430,081                1.70%              75.06%
           December 31, 1998             2,354,360           16.16            38,039                1.70%              24.69%
           December 31, 1997               238,200           12.96             3,087                1.70%                   *

GROWTH SERIES -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001              914,364          $13.54           $12,381                1.75%             -37.46%
           December 31, 2000               437,723           21.65             9,475                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-123


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

GROWTH SERIES -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001            4,782,438          $13.50           $64,563                1.80%             -37.47%
           December 31, 2000             3,791,737           21.59            81,880                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH SERIES -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST
           JANUARY 2000)

           September 30, 2001            3,782,348          $13.43           $50,797                1.90%             -37.51%
           December 31, 2000             2,741,325           21.49            58,911                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH SERIES -
           VALUE

           September 30, 2001              108,342          $14.20            $1,539                0.90%             -37.03%
           December 31, 2000                89,147           22.55             2,010                0.90%             -22.67%
           December 31, 1999                27,642           29.16               806                0.90%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH SERIES -
            ACCESS ONE

           September 30, 2001                  808          $14.52               $12                0.50%             -36.81%
           December 31, 2000                   808           22.98                19                0.50%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH SERIES -
           ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001              190,726          $13.47            $2,569                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH SERIES -
           ACCESS - 5.5% SOLUTION (POST APRIL 2001), LANDMARK - MAX 5.5%

           September 30, 2001                   59          $13.39                $1                1.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                S-124


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

GROWTH SERIES -
           LANDMARK - 7% SOLUTION

           September 30, 2001               29,936          $13.35              $400                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH SERIES -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001               15,833          $13.32              $211                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH SERIES -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               68,842          $13.28              $914                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH SERIES -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001               21,376          $13.24              $283                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH SERIES -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001               23,940          $13.17              $315                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CORE BOND SERIES -
           DVA 80

           September 30, 2001                    1          $12.46                 -                0.80%               2.21%
           December 31, 2000                     1           12.19                 -                0.80%                   *
           December 31, 1999                     -               -                 -                    -                  -*
           December 31, 1998                 1,419           13.42                19                0.80%                   *
           December 31, 1997                     -               -                 -                    -                   -

                                                               S-125


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

CORE BOND SERIES -
           DVA

           September 30, 2001               27,157          $12.28              $334                1.00%               2.08%
           December 31, 2000                23,535           12.03               283                1.00%              -0.08%
           December 31, 1999                24,119           12.04               291                1.00%              -9.54%
           December 31, 1998                13,446           13.31               179                1.00%                   *
           December 31, 1997                     -               -                 -                    -                   -

CORE BOND SERIES -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001               85,379          $12.07            $1,031                1.25%               1.86%
           December 31, 2000                59,545           11.85               705                1.25%              -0.25%
           December 31, 1999                35,081           11.88               417                1.25%              -9.79%
           December 31, 1998                 6,337           13.17                83                1.25%                   *
           December 31, 1997                     -               -                 -                    -                   -

CORE BOND SERIES -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001               52,003          $12.03              $626                1.30%               1.86%
           December 31, 2000                16,337           11.81               193                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CORE BOND SERIES -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001            1,570,471          $11.94           $18,752                1.40%               1.70%
           December 31, 2000             1,222,759           11.74            14,352                1.40%              -0.42%
           December 31, 1999               753,003           11.79             8,880                1.40%              -9.93%
           December 31, 1998               396,068           13.09             5,184                1.40%              10.28%
           December 31, 1997                10,655           11.87               126                1.40%                   *

CORE BOND SERIES -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD (POST JANUARY 2000), PREMIUM PLUS - STANDARD
           (POST JANUARY 2000)

           September 30, 2001            1,021,300          $11.90           $12,154                1.45%               1.71%
           December 31, 2000               380,506           11.70             4,451                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-126


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

CORE BOND SERIES -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001              755,903          $11.82            $8,935                1.55%               1.72%
           December 31, 2000               490,596           11.62             5,703                1.55%              -0.68%
           December 31, 1999               382,609           11.70             4,475                1.55%             -10.00%
           December 31, 1998               119,924           13.00             1,560                1.55%              10.08%
           December 31, 1997                   310           11.81                 4                1.55%                   *

CORE BOND SERIES -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000), PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001              230,279          $11.77            $2,710                1.60%               1.55%
           December 31, 2000               149,939           11.59             1,738                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CORE BOND SERIES -
            DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001              129,309          $11.73            $1,517                1.65%               1.56%
           December 31, 2000                14,625           11.55               169                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CORE BOND SERIES -
            ACCESS - 7% SOLUTION (PRE FEBRUARY 2000), PREMIUM PLUS - 7% SOLUTION
(PRE FEBRUARY 2000)

           September 30, 2001            1,301,011          $11.69           $15,209                1.70%               1.56%
           December 31, 2000               774,315           11.51             8,916                1.70%              -0.78%
           December 31, 1999               619,047           11.60             7,183                1.70%             -10.22%
           December 31, 1998               194,008           12.92             2,506                1.70%               9.96%
           December 31, 1997                 6,455           11.75                76                1.70%                   *

CORE BOND SERIES -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001              217,461          $11.65            $2,533                1.75%               1.48%
           December 31, 2000                16,854           11.48               194                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CORE BOND SERIES -
            ACCESS - 7% SOLUTION (POST JANUARY 2000), PREMIUM PLUS - 7% SOLUTION
(POST JANUARY 2000)

           September 30, 2001              601,854          $11.61            $6,988                1.80%               1.49%
           December 31, 2000               183,296           11.44             2,097                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                               S-127


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

CORE BOND SERIES -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST
           JANUARY 2000)

           September 30, 2001              796,864          $11.52            $9,180                1.90%               1.32%
           December 31, 2000               101,438           11.37             1,153                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CORE BOND SERIES -
           VALUE

           September 30, 2001               14,554          $12.37              $180                0.90%               2.15%
           December 31, 2000                 3,821           12.11                46                0.90%               0.00%
           December 31, 1999                   982           12.11                12                0.90%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CORE BOND SERIES -
           VA OPTION II

           September 30, 2001                7,070          $12.07               $85                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CORE BOND SERIES -
           VA OPTION III

           September 30, 2001                1,641          $11.94               $20                1.40%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CORE BOND SERIES -
           VA BONUS OPTION I

           September 30, 2001               38,207          $11.90              $455                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CORE BOND SERIES -
           VA BONUS OPTION II

           September 30, 2001               45,272          $11.65              $527                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-128


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

CORE BOND SERIES -
            VA BONUS OPTION III

           September 30, 2001               10,421          $11.52              $120                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CORE BOND SERIES -
            ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001               68,308          $11.57              $790                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CORE BOND SERIES -
           LANDMARK - 7% SOLUTION

           September 30, 2001               68,969          $11.44              $789                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CORE BOND SERIES -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001              300,262          $11.40              $345                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CORE BOND SERIES -
            ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               91,233          $11.36            $1,036                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CORE BOND SERIES -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001               49,444          $11.32              $560                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-129


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

CORE BOND SERIES -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001               21,872          $11.24              $246                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CORE BOND SERIES -
            VA OPTION I

           September 30, 2001               10,596          $12.32              $131                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DEVELOPING WORLD SERIES -
            DVA 80

           September 30, 2001               15,780           $5.75               $91                0.80%             -25.42%
           December 31, 2000                 1,553            7.71                12                0.80%             -34.33%
           December 31, 1999                   390           11.74                 5                0.80%              60.38%
           December 31, 1998                 3,368            7.32                25                0.80%                   *
           December 31, 1997                     -               -                 -                    -                   -

DEVELOPING WORLD SERIES -
           DVA

           September 30, 2001              616,226           $5.71            $3,519                1.00%             -25.55%
           December 31, 2000                27,070            7.67               208                1.00%             -34.44%
           December 31, 1999                21,139           11.70               247                1.00%              60.05%
           December 31, 1998                 4,598            7.31                34                1.00%                   *
           December 31, 1997                     -               -                 -                    -                   -

DEVELOPING WORLD SERIES -
           DVA SERIES 100

           September 30, 2001               18,852           $5.63              $106                1.35%                   *
           December 31, 2000                     -               -                 -                    -                  -*
           December 31, 1999                27,991           11.64               326                1.35%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DEVELOPING WORLD SERIES -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001              271,468           $5.65            $1,534                1.25%             -25.76%
           December 31, 2000                48,529            7.61               369                1.25%             -34.62%
           December 31, 1999                   683           11.62                 8                1.25%              59.67%
           December 31, 1998                   617            7.29                 5                1.25%                   *
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-130


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

DEVELOPING WORLD SERIES -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001              149,489           $5.64              $843                1.30%             -25.79%
           December 31, 2000                43,664            7.60               332                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DEVELOPING WORLD SERIES -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001            2,267,539           $5.63           $12,766                1.40%             -25.73%
           December 31, 2000             2,014,773            7.58            15,271                1.40%             -34.71%
           December 31, 1999             2,133,907           11.61            24,775                1.40%              59.48%
           December 31, 1998               417,221            7.28             3,039                1.40%                   *
           December 31, 1997                     -               -                 -                    -                   -

DEVELOPING WORLD SERIES -
            DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD (POST JANUARY 2000), PREMIUM PLUS -   STANDARD
           (POST JANUARY 2000)

           September 30, 2001            1,442,447           $5.61            $8,092                1.45%             -25.89%
           December 31, 2000               760,057            7.57             5,752                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DEVELOPING WORLD SERIES -
            DVA PLUS - 7% SOLUTION (PRE FEBRUARY 2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001            1,655,997           $5.59            $9,257                1.55%             -25.96%
           December 31, 2000               991,863            7.55             7,485                1.55%             -34.80%
           December 31, 1999               926,115           11.58            10,722                1.55%              59.28%
           December 31, 1998                82,414            7.27               599                1.55%                   *
           December 31, 1997                     -               -                 -                    -                   -

DEVELOPING WORLD SERIES -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000),
           PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001              780,175           $5.58            $4,353                1.60%             -25.99%
           December 31, 2000               609,636            7.54             4,594                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                S-131


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

DEVELOPING WORLD SERIES -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001              187,133           $5.57            $1,042                1.65%             -25.93%
           December 31, 2000                52,533            7.52               395                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DEVELOPING WORLD SERIES -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (PRE FEBRUARY 2000)

           September 30, 2001            1,462,243           $5.56            $8,130                1.70%             -25.97%
           December 31, 2000             1,788,603            7.51            13,439                1.70%             -34.92%
           December 31, 1999             1,344,878           11.54            15,526                1.70%              58.95%
           December 31, 1998                11,872            7.26               812                1.70%                   *
           December 31, 1997                     -               -                 -                    -                   -

DEVELOPING WORLD SERIES -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001              131,220           $5.55              $728                1.75%             -26.00%
           December 31, 2000                35,033            7.50               263                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DEVELOPING WORLD SERIES -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001              676,075           $5.54            $3,745                1.80%             -26.03%
           December 31, 2000               549,427            7.49             4,116                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DEVELOPING WORLD SERIES -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST
           JANUARY 2000)

           September 30, 2001              459,454           $5.52            $2,536                1.90%             -26.10%
           December 31, 2000               259,187            7.47             1,936                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DEVELOPING WORLD SERIES -
           VALUE

           September 30, 2001               37,986           $5.73              $218                0.90%             -25.49%
           December 31, 2000                29,347            7.69               226                0.90%             -34.39%
           December 31, 1999                 5,500           11.72                64                0.90%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-132


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

DEVELOPING WORLD SERIES -
            ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001               20,737           $5.53              $115                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DEVELOPING WORLD SERIES -
           LANDMARK - 7% SOLUTION

           September 30, 2001                4,949           $5.50               $27                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DEVELOPING WORLD SERIES -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001               28,130           $5.49              $154                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DEVELOPING WORLD SERIES -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               45,771           $5.48              $251                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DEVELOPING WORLD SERIES -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001                6,824           $5.47               $37                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DEVELOPING WORLD SERIES -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001                2,649           $5.45               $14                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-133


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION GROWTH SERIES -
           DVA

           September 30, 2001                3,254           $8.15               $27                1.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ASSET ALLOCATION GROWTH SERIES -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001               33,038           $8.13              $269                1.25%             -13.33%
           December 31, 2000                 9,294            9.38                87                1.25%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ASSET ALLOCATION GROWTH SERIES -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001               33,441           $8.12              $272                1.30%             -13.43%
           December 31, 2000                 5,894            9.38                55                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ASSET ALLOCATION GROWTH SERIES -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001              410,574           $8.11            $3,330                1.40%             -13.54%
           December 31, 2000                41,334            9.38               388                1.40%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ASSET ALLOCATION GROWTH SERIES -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD (POST JANUARY 2000), PREMIUM PLUS -   STANDARD
           (POST JANUARY 2000)

           September 30, 2001              805,607           $8.11            $6,534                1.45%             -13.54%
           December 31, 2000               123,421            9.38             1,157                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-134


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION GROWTH SERIES -
            DVA PLUS - 7% SOLUTION (PRE FEBRUARY 2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001              113,064           $8.10              $916                1.55%             -13.55%
           December 31, 2000                25,334            9.37               238                1.55%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ASSET ALLOCATION GROWTH SERIES -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000), PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001              173,350           $8.10            $1,404                1.60%             -13.55%
           December 31, 2000               101,509            9.37               951                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ASSET ALLOCATION GROWTH SERIES -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001              173,728           $8.09            $1,405                1.65%             -13.66%
           December 31, 2000                 7,201            9.37                68                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ASSET ALLOCATION GROWTH SERIES -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (PRE FEBRUARY 2000)

           September 30, 2001              425,795           $8.09            $3,445                1.70%             -13.66%
           December 31, 2000                36,958            9.37               346                1.70%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ASSET ALLOCATION GROWTH SERIES -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001              213,294           $8.09            $1,726                1.75%             -13.66%
           December 31, 2000                11,921            9.37               112                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ASSET ALLOCATION GROWTH SERIES -
            ACCESS - 7% SOLUTION (POST JANUARY 2000), PREMIUM PLUS - 7% SOLUTION
            (POST JANUARY 2000)

           September 30, 2001              568,801           $8.08            $4,596                1.80%             -13.77%
           December 31, 2000                66,092            9.37               619                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-135


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION GROWTH SERIES -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST
           JANUARY 2000)

           September 30, 2001              717,619           $8.07            $5,953                1.90%             -13.87%
           December 31, 2000                72,072            9.37               675                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ASSET ALLOCATION GROWTH SERIES -
           VALUE

           September 30, 2001                4,456           $8.16               $36                0.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ASSET ALLOCATION GROWTH SERIES -
            ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001               93,423           $8.08              $755                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ASSET ALLOCATION GROWTH SERIES -
           LANDMARK - 7% SOLUTION

           September 30, 2001               11,876           $8.07               $96                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ASSET ALLOCATION GROWTH SERIES -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001                7,635           $8.06               $62                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ASSET ALLOCATION GROWTH SERIES -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               97,088           $8.06              $783                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-136


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION GROWTH SERIES -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001                3,379           $8.05               $27                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ASSET ALLOCATION GROWTH SERIES -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001               15,195           $8.04              $122                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DIVERSIFIED MID-CAP SERIES -
           DVA

           September 30, 2001                3,532           $7.73               $27                1.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DIVERSIFIED MID-CAP SERIES -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001               32,248           $7.71              $249                1.25%             -21.96%
           December 31, 2000                 6,748            9.88                66                1.25%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DIVERSIFIED MID-CAP SERIES -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001               43,184           $7.71              $333                1.30%             -21.96%
           December 31, 2000                 5,137            9.88                50                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DIVERSIFIED MID-CAP SERIES -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001              598,545           $7.70            $4,609                1.40%             -22.06%
           December 31, 2000               290,230            9.88             2,867                1.40%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-137


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED MID-CAP SERIES -
            DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD
            (POST JANUARY 2000), PREMIUM PLUS -  STANDARD (POST JANUARY 2000)

           September 30, 2001              811,709           $7.70            $6,250                1.45%             -22.06%
           December 31, 2000               131,431            9.88             1,298                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DIVERSIFIED MID-CAP SERIES -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001              214,593           $7.69            $1,650                1.55%             -22.09%
           December 31, 2000               185,852            9.87             1,835                1.55%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DIVERSIFIED MID-CAP SERIES -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000), PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001              150,420           $7.68            $1,155                1.60%             -22.19%
           December 31, 2000                80,992            9.87               799                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DIVERSIFIED MID-CAP SERIES -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001              287,617           $7.68            $2,209                1.65%             -22.19%
           December 31, 2000                 9,164            9.87                90                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DIVERSIFIED MID-CAP SERIES -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
(PRE FEBRUARY 2000)

           September 30, 2001              539,905           $7.67            $4,141                1.70%             -22.29%
           December 31, 2000               285,263            9.87             2,816                1.70%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-138


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED MID-CAP SERIES -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001              217,807           $7.67            $1,671                1.75%             -22.29%
           December 31, 2000                10,627            9.87               109                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DIVERSIFIED MID-CAP SERIES -
           ACCESS - 7% SOLUTION (POST JANUARY 2000), PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001              559,634           $7.67            $4,599                1.80%             -22.29%
           December 31, 2000                55,360            9.87               546                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DIVERSIFIED MID-CAP SERIES -
            ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7 (POST
            JANUARY 2000)

           September 30, 2001              855,130           $7.66            $6,550                1.90%             -22.39%
           December 31, 2000                89,462            9.87               882                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DIVERSIFIED MID-CAP SERIES -
           VALUE

           September 30, 2001                4,946           $7.74               $38                0.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DIVERSIFIED MID-CAP SERIES -
            ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001              151,180           $7.66            $1,158                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DIVERSIFIED MID-CAP SERIES -
           LANDMARK - 7% SOLUTION

           September 30, 2001                8,778           $7.65               $67                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-139


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED MID-CAP SERIES -
            ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001               10,145           $7.65               $78                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DIVERSIFIED MID-CAP SERIES -
            ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               33,078           $7.64              $253                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DIVERSIFIED MID-CAP SERIES -
            ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001               13,184           $7.64              $101                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

DIVERSIFIED MID-CAP SERIES -
            ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001                7,515           $7.63               $57                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INVESTORS SERIES -
            DVA

           September 30, 2001                  387           $9.72                $4                1.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INVESTORS SERIES -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001               41,046           $9.68              $397                1.25%             -14.18%
           December 31, 2000                13,281           11.28               150                1.25%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                S-140


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

INVESTORS SERIES -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001              122,216           $9.67            $1,182                1.30%             -14.20%
           December 31, 2000                29,577           11.27               333                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INVESTORS SERIES -
           DVA PLUS -  ANNUAL  RATCHET  (PRE  FEBRUARY  2000) & 5.5%  SOLUTION,
           ACCESS - STANDARD (PRE FEBRUARY  2000),  PREMIUM PLUS - STANDARD (PRE
           FEBRUARY 2000), ES II

           September 30, 2001              833,619           $9.65            $8,044                1.40%             -14.30%
           December 31, 2000               539,461           11.26             6,075                1.40%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INVESTORS SERIES -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD (POST JANUARY 2000), PREMIUM PLUS -   STANDARD
           (POST JANUARY 2000)

           September 30, 2001            1,038,765           $9.65           $10,024                1.45%             -14.30%
           December 31, 2000               313,828           11.26             3,533                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INVESTORS SERIES -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001              482,420           $9.63            $4,646                1.55%             -14.40%
           December 31, 2000               198,869           11.25             2,236                1.55%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INVESTORS SERIES -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000), PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001              328,509           $9.62            $3,160                1.60%             -14.41%
           December 31, 2000               202,765           11.24             2,280                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-141


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

INVESTORS SERIES -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001              243,387           $9.61            $2,339                1.65%             -14.50%
           December 31, 2000                21,065           11.24               237                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INVESTORS SERIES -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (PRE FEBRUARY 2000)

           September 30, 2001            1,067,720           $9.60           $10,250                1.70%             -14.51%
           December 31, 2000               234,838           11.23             2,637                1.70%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INVESTORS SERIES -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001              256,064           $9.60            $2,458                1.75%             -14.51%
           December 31, 2000                11,867           11.23               133                1.57%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INVESTORS SERIES -
           ACCESS - 7% SOLUTION (POST JANUARY 2000), PREMIUM PLUS - 7% SOLUTION
          (POST JANUARY 2000)

           September 30, 2001              658,298           $9.59            $6,313                1.80%             -14.53%
           December 31, 2000               145,735           11.22             1,635                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INVESTORS SERIES -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7 (POST
           JANUARY 2000)

           September 30, 2001            1,376,521           $9.57           $13,173                1.90%             -14.63%
           December 31, 2000               191,223           11.21             2,144                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INVESTORS SERIES -
           VALUE

           September 30, 2001               31,895           $9.73              $310                0.90%             -13.97%
           December 31, 2000                14,613           11.31               165                0.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-142


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

INVESTORS SERIES -
           ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001              125,761           $9.58            $1,205                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INVESTORS SERIES -
            ACCESS - 5.5% SOLUTION (POST APRIL 2001), LANDMARK - MAX 5.5%

           September 30, 2001                  597           $9.56                $6                1.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INVESTORS SERIES -
           LANDMARK - 7% SOLUTION

           September 30, 2001               11,144           $9.56              $106                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INVESTORS SERIES -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001                4,389           $9.55               $42                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INVESTORS SERIES -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               47,822           $9.54              $456                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INVESTORS SERIES -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001               11,165           $9.53              $106                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                               S-143


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

INVESTORS SERIES -
             ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001               32,542           $9.51              $309                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME SERIES -
           DVA

           September 30, 2001               10,133           $8.33               $84                1.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME SERIES -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001               71,178           $8.31              $591                1.25%             -16.48%
           December 31, 2000                 3,617            9.95                36                1.25%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME SERIES -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001              567,663           $8.30            $4,711                1.30%             -16.58%
           December 31, 2000                23,267            9.95               231                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME SERIES -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001              275,548           $8.30            $2,287                1.40%             -16.50%
           December 31, 2000               274,785            9.94             2,733                1.40%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME SERIES -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD
           (POST JANUARY 2000), PREMIUM PLUS -  STANDARD (POST JANUARY 2000)

           September 30, 2001              472,680           $8.29            $3,918                1.45%             -16.60%
           December 31, 2000               170,460            9.94             1,695                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-144


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

GROWTH AND INCOME SERIES -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001              500,666           $8.27            $4,140                1.55%             -16.80%
           December 31, 2000                88,531            9.94               880                1.55%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME SERIES -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000),
           PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001              865,472           $8.27            $7,157                1.60%             -16.80%
           December 31, 2000               128,409            9.94             1,276                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME SERIES -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001               20,818           $8.27              $172                1.65%             -16.80%
           December 31, 2000                19,469            9.94               193                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME SERIES -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (PRE FEBRUARY 2000)

           September 30, 2001            1,615,747           $8.26           $13,346                1.70%             -16.90%
           December 31, 2000               283,250            9.94             2,815                1.70%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME SERIES -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001              169,871           $8.28            $1,406                1.75%             -16.70%
           December 31, 2000                21,427            9.94               213                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME SERIES -
           ACCESS - 7% SOLUTION (POST JANUARY 2000), PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001              158,659           $8.26            $1,310                1.80%             -16.82%
           December 31, 2000               148,807            9.93             1,478                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-145


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

GROWTH AND INCOME SERIES -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST
           JANUARY 2000)

           September 30, 2001              285,223           $8.26            $2,356                1.90%             -16.82%
           December 31, 2000               113,353            9.93             1,126                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME SERIES -
           GRANITE PRIMELITE - STANDARD

           September 30, 2001                9,623           $8.31               $80                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME SERIES -
           GRANITE PRIMELITE - ANNUAL RATCHET

           September 30, 2001            1,191,203           $8.30            $9,887                1.40%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME SERIES -
           VALUE

           September 30, 2001                5,022           $8.38               $42                0.90%             -15.86%
           December 31, 2000                 5,022            9.96                50                0.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME SERIES -
           VA OPTION II


           September 30, 2001               61,130           $8.31              $508                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME SERIES -
           VA OPTION III

           September 30, 2001               16,169           $8.30              $134                1.40%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

GROWTH AND INCOME SERIES -
           VA BONUS OPTION I

           September 30, 2001              318,224           $8.38            $2,635                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME SERIES -
           VA BONUS OPTION II

           September 30, 2001              973,268           $8.27            $8,049                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME SERIES -
           ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001               32,966           $8.25              $272                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME SERIES -
           ACCESS - 5.5% SOLUTION (POST APRIL 2001), LANDMARK - MAX 5.5%

           September 30, 2001               12,702           $8.25              $105                1.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME SERIES -
           LANDMARK - 7% SOLUTION

           September 30, 2001               67,455           $8.24              $556                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME SERIES -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001                8,054           $8.24               $66                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-147


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

GROWTH AND INCOME SERIES -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               21,084           $8.23              $173                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME SERIES -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001               21,886           $8.34              $183                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME SERIES -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001                9,896           $8.34               $83                                        *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME SERIES -
           VA OPTION I

           September 30, 2001                9,896           $8.34               $83                9.50%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SPECIAL SITUATIONS SERIES -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001               24,573           $7.30              $179                1.25%             -17.89%
           December 31, 2000                 2,315            8.89                21                1.25%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SPECIAL SITUATIONS SERIES -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001               51,293           $7.29              $374                1.30%             -18.00%
           December 31, 2000                18,016            8.89               160                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                S-148


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

SPECIAL SITUATIONS SERIES -
           DVA PLUS -  ANNUAL  RATCHET  (PRE  FEBRUARY  2000) & 5.5%  SOLUTION,
           ACCESS - STANDARD (PRE FEBRUARY  2000),  PREMIUM PLUS - STANDARD (PRE
           FEBRUARY 2000), ES II

           September 30, 2001              335,769           $7.29            $2,448                1.40%             -18.00%
           December 31, 2000               121,670            8.89             1,081                1.40%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SPECIAL SITUATIONS SERIES -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD
           (POST JANUARY 2000), PREMIUM PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001              420,456           $7.28            $3,061                1.45%             -18.11%
           December 31, 2000                76,347            8.89               678                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SPECIAL SITUATIONS SERIES -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001              150,282           $7.27            $1,092                1.55%             -18.22%
           December 31, 2000                85,716            8.89               762                1.55%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SPECIAL SITUATIONS SERIES -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000),
           PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001              129,364           $7.27              $940                1.60%             -18.13%
           December 31, 2000                66,473            8.88               591                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SPECIAL SITUATIONS SERIES -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001              131,429           $7.27              $955                1.65%             -18.13%
           December 31, 2000                 9,174            8.88                81                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-149


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

SPECIAL SITUATIONS SERIES -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000), PREMIUM PLUS - 7% SOLUTION
           (PRE FEBRUARY 2000)

           September 30, 2001              387,974           $7.26            $2,817                1.70%             -18.24%
           December 31, 2000               131,190            8.88             1,165                1.70%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SPECIAL SITUATIONS SERIES -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001              146,628           $7.26            $1,065                1.75%             -18.24%
           December 31, 2000                 5,866            8.88                52                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SPECIAL SITUATIONS SERIES -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001              270,654           $7.26            $1,965                1.80%             -18.24%
           December 31, 2000                62,575            8.88               556                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SPECIAL SITUATIONS SERIES -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7 (POST
           JANUARY 2000)

           September 30, 2001              298,340           $7.25            $2,163                1.90%             -18.36%
           December 31, 2000                83,761            8.88               744                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SPECIAL SITUATIONS SERIES -
           VALUE

           September 30, 2001                1,947           $7.32               $14                0.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SPECIAL SITUATIONS SERIES -
           ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001               61,875           $7.25              $449                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-150


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

SPECIAL SITUATIONS SERIES -
           LANDMARK - 7% SOLUTION

           September 30, 2001               11,971           $7.24               $87                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SPECIAL SITUATIONS SERIES -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001                3,038           $7.24               $22                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SPECIAL SITUATIONS SERIES -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               15,222           $7.23              $110                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SPECIAL SITUATIONS SERIES -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001                3,214           $7.23               $23                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SPECIAL SITUATIONS SERIES -
            ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001                4,538           $7.22               $33                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INTERNET TOLLKEEPER SERIES -
           DVA

           September 30, 2001                  367           $6.19                $2                1.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-151


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

INTERNET TOLLKEEPER SERIES -
           DVA SERIES 100

           September 30, 2001                1,522           $6.18                $9                1.35%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INTERNET TOLLKEEPER SERIES -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001                  174           $6.19                $1                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INTERNET TOLLKEEPER SERIES -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001                3,305           $6.19               $20                1.30%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INTERNET TOLLKEEPER SERIES -
           DVA PLUS -  ANNUAL  RATCHET  (PRE  FEBRUARY  2000) & 5.5%  SOLUTION,
           ACCESS - STANDARD (PRE FEBRUARY  2000),  PREMIUM PLUS - STANDARD (PRE
           FEBRUARY 2000), ES II

           September 30, 2001               36,526           $6.18              $226                1.40%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INTERNET TOLLKEEPER SERIES -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD (POST JANUARY 2000), PREMIUM PLUS - STANDARD
           (POST JANUARY 2000)

           September 30, 2001               36,930           $6.18              $228                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-152


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

INTERNET TOLLKEEPER SERIES -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001               10,102           $6.18               $62                1.55%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INTERNET TOLLKEEPER SERIES -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000), PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001                1,873           $6.18               $12                1.60%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INTERNET TOLLKEEPER SERIES -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001               27,546           $6.18              $170                1.65%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INTERNET TOLLKEEPER SERIES -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
(PRE FEBRUARY 2000)

           September 30, 2001               31,199           $6.18              $193                1.70%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INTERNET TOLLKEEPER SERIES -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001               26,102           $6.17              $161                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INTERNET TOLLKEEPER SERIES -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
(POST JANUARY 2000)

           September 30, 2001               23,653           $6.17              $146                1.80%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-153


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

INTERNET TOLLKEEPER SERIES -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST
           JANUARY 2000)

           September 30, 2001               93,162           $6.17              $575                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INTERNET TOLLKEEPER SERIES -
           VALUE

           September 30, 2001                  612           $6.20                $4                0.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INTERNET TOLLKEEPER SERIES -
           ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001               18,914           $6.17              $117                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INTERNET TOLLKEEPER SERIES -
           LANDMARK - 7% SOLUTION

           September 30, 2001                1,754           $6.17               $11                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INTERNET TOLLKEEPER SERIES -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001                5,208           $6.17               $32                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INTERNET TOLLKEEPER SERIES -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001                6,446           $6.17               $40                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-154


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

INTERNET TOLLKEEPER SERIES -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001                1,678           $6.16               $10                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INTERNET TOLLKEEPER SERIES -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001                2,872           $6.16               $18                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

WORLDWIDE GROWTH FUND -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001               10,150           $6.37               $65                1.25%             -27.28%
           December 31, 2000                10,619            8.76                93                1.25%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

WORLDWIDE GROWTH FUND -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001               38,713           $6.36              $246                1.30%             -27.40%
           December 31, 2000                 8,037            8.76                70                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

WORLDWIDE GROWTH FUND -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001              268,018           $6.35            $1,708                1.40%             -27.43%
           December 31, 2000               110,552            8.75               968                1.40%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

WORLDWIDE GROWTH FUND -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD
           (POST JANUARY 2000), PREMIUM PLUS -  STANDARD (POST JANUARY 2000)

           September 30, 2001              382,459           $6.35            $2,429                1.45%             -27.43%
           December 31, 2000               169,871            8.75             1,486                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                               S-155


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

WORLDWIDE GROWTH FUND -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001               98,794           $6.34              $626                1.55%             -27.54%
           December 31, 2000                21,575            8.75               189                1.55%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

WORLDWIDE GROWTH FUND -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000), PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001              130,183           $6.33              $824                1.60%             -27.57%
           December 31, 2000                85,307            8.74               746                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

WORLDWIDE GROWTH FUND -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001              110,827           $6.33              $702                1.65%             -27.57%
           December 31, 2000                39,547            8.74               346                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

WORLDWIDE GROWTH FUND -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (PRE FEBRUARY 2000)

           September 30, 2001              195,210           $6.32            $1,234                1.70%             -27.69%
           December 31, 2000                28,853            8.74               252                1.70%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

WORLDWIDE GROWTH FUND -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001              129,023           $6.32              $815                1.75%             -27.61%
           December 31, 2000                 7,369            8.73                64                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

WORLDWIDE GROWTH FUND -
           ACCESS - 7% SOLUTION (POST JANUARY 2000), PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001              257,778           $6.31            $1,627                1.80%             -27.72%
           December 31, 2000                84,578            8.73               738                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-156


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

WORLDWIDE GROWTH FUND -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST
           JANUARY 2000)

           September 30, 2001              386,097           $6.31            $2,436                1.90%             -27.64%
           December 31, 2000                68,648            8.72               599                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

WORLDWIDE GROWTH FUND -
           VALUE

           September 30, 2001               16,993           $6.40              $109                0.90%             -27.11%
           December 31, 2000                   336            8.78                 3                0.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

WORLDWIDE GROWTH FUND -
           VA OPTION II

           September 30, 2001                1,294           $6.37                $8                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

WORLDWIDE GROWTH FUND -
           VA OPTION III

           September 30, 2001                  545           $6.35                $3                1.40%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

WORLDWIDE GROWTH FUND -
           VA BONUS OPTION I

           September 30, 2001                1,621           $6.35               $10                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

WORLDWIDE GROWTH FUND -
           VA BONUS OPTION II

           September 30, 2001                3,192           $6.32               $20                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-157


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

WORLDWIDE GROWTH FUND -
           VA BONUS OPTION III

           September 30, 2001                  184           $6.31                $1                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

WORLDWIDE GROWTH FUND -
           ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001               44,319           $6.31              $280                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

WORLDWIDE GROWTH FUND -
           LANDMARK - 7% SOLUTION

           September 30, 2001               10,013           $6.30               $63                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

WORLDWIDE GROWTH FUND -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001               15,560           $6.29               $98                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

WORLDWIDE GROWTH FUND -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               14,653           $6.29               $92                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

WORLDWIDE GROWTH FUND -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001                4,492           $6.28               $28                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-158


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

WORLDWIDE GROWTH FUND -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001                4,879           $6.27               $31                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH OPPORTUNITIES PORTFOLIO -
           DVA

           September 30, 2001                  508           $6.76                $3                1.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH OPPORTUNITIES PORTFOLIO -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001                  128           $6.76                $1                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH OPPORTUNITIES PORTFOLIO -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001                2,151           $6.75               $15                1.30%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH OPPORTUNITIES PORTFOLIO -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001               31,070           $6.75              $210                1.40%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH OPPORTUNITIES PORTFOLIO -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD
           (POST JANUARY 2000), PREMIUM PLUS -   STANDARD (POST JANUARY 2000)

           September 30, 2001               74,945           $6.75              $506                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-159


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

GROWTH OPPORTUNITIES PORTFOLIO -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001               14,157           $6.75               $96                1.55%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH OPPORTUNITIES PORTFOLIO -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000),
           PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001                9,147           $6.75               $62                1.60%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH OPPORTUNITIES PORTFOLIO -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001               20,211           $6.74              $136                1.65%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH OPPORTUNITIES PORTFOLIO -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000), PREMIUM PLUS - 7% SOLUTION
           (PRE FEBRUARY 2000)

           September 30, 2001               22,736           $6.74              $153                1.70%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH OPPORTUNITIES PORTFOLIO -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001               11,733           $6.74               $79                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH OPPORTUNITIES PORTFOLIO -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001               36,330           $6.74              $245                1.80%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-160


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

GROWTH OPPORTUNITIES PORTFOLIO -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7 (POST
           JANUARY 2000)

           September 30, 2001               59,324           $6.74              $400                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH OPPORTUNITIES PORTFOLIO -
           VALUE

           September 30, 2001                  628           $6.77                $4                0.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH OPPORTUNITIES PORTFOLIO -
           ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001                7,662           $6.74               $52                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH OPPORTUNITIES PORTFOLIO -
           LANDMARK - 7% SOLUTION

           September 30, 2001                3,577           $6.73               $24                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH OPPORTUNITIES PORTFOLIO -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001                3,179           $6.73               $21                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH OPPORTUNITIES PORTFOLIO -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001                5,541           $6.73               $37                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                               S-161


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

GROWTH OPPORTUNITIES PORTFOLIO -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001                2,658           $6.73               $18                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH OPPORTUNITIES PORTFOLIO -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001                1,108           $6.73                $7                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MAGNACAP PORTFOLIO -
           DVA

           September 30, 2001               15,145           $8.62              $131                1.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MAGNACAP PORTFOLIO -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001                  103           $8.61                $1                1.30%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MAGNACAP PORTFOLIO -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001               27,111           $8.60              $233                1.40%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MAGNACAP PORTFOLIO -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD
           (POST JANUARY 2000), PREMIUM PLUS -  STANDARD (POST JANUARY 2000)

           September 30, 2001               61,800           $8.60              $531                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-162


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

MAGNACAP PORTFOLIO -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001                4,264           $8.60               $37                1.55%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MAGNACAP PORTFOLIO -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000),
           PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001                3,204           $8.60               $28                1.60%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MAGNACAP PORTFOLIO -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001                6,222           $8.59               $53                1.65%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MAGNACAP PORTFOLIO -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (PRE FEBRUARY 2000)

           September 30, 2001               31,258           $8.59              $268                1.70%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MAGNACAP PORTFOLIO -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001                7,304           $8.59               $63                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MAGNACAP PORTFOLIO -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001               70,446           $8.59              $605                1.80%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-163


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

MAGNACAP PORTFOLIO -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST
           JANUARY 2000)

           September 30, 2001               62,404           $8.59              $536                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MAGNACAP PORTFOLIO -
           VA BONUS OPTION I

           September 30, 2001                   86           $8.60                $1                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MAGNACAP PORTFOLIO -
           ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001               14,069           $8.59              $121                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MAGNACAP PORTFOLIO -
           LANDMARK - 7% SOLUTION

           September 30, 2001                1,888           $8.58               $16                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MAGNACAP PORTFOLIO -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001               10,753           $8.58               $92                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MAGNACAP PORTFOLIO -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001                6,520           $8.58               $56                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-164


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

MAGNACAP PORTFOLIO -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001                5,705           $8.58               $49                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MAGNACAP PORTFOLIO -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001                3,153           $8.57               $27                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

MAGNACAP PORTFOLIO -
            VA OPTION I

           September 30, 2001                   96           $8.62                $1                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL CAP OPPORTUNITIES PORTFOLIO -
           DVA

           September 30, 2001                1,545           $7.14               $11                1.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL CAP OPPORTUNITIES PORTFOLIO -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001                4,034           $7.13               $29                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL CAP OPPORTUNITIES PORTFOLIO -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001               12,412           $7.13               $89                1.30%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                S-165


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES PORTFOLIO -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001               97,081           $7.13              $692                1.40%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL CAP OPPORTUNITIES PORTFOLIO -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD
           (POST JANUARY 2000), PREMIUM PLUS -  STANDARD (POST JANUARY 2000)

           September 30, 2001              143,198           $7.13            $1,021                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL CAP OPPORTUNITIES PORTFOLIO -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001               23,104           $7.13              $165                1.55%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL CAP OPPORTUNITIES PORTFOLIO -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000),
           PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001                7,085           $7.12               $50                1.60%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL CAP OPPORTUNITIES PORTFOLIO -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001               43,324           $7.12              $309                1.65%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                S-166


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES PORTFOLIO -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (PRE FEBRUARY 2000)

           September 30, 2001               85,946           $7.12              $612                1.70%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL CAP OPPORTUNITIES PORTFOLIO -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001               37,297           $7.12              $266                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL CAP OPPORTUNITIES PORTFOLIO -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001               89,096           $7.12              $634                1.80%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL CAP OPPORTUNITIES PORTFOLIO -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST
           JANUARY 2000)

           September 30, 2001              128,130           $7.11              $911                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL CAP OPPORTUNITIES PORTFOLIO -
           VALUE

           September 30, 2001                1,702           $7.14               $12                0.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL CAP OPPORTUNITIES PORTFOLIO -
           ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001               44,841           $7.12              $319                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-167


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES PORTFOLIO -
           LANDMARK - 7% SOLUTION

           September 30, 2001               15,342           $7.11              $109                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL CAP OPPORTUNITIES PORTFOLIO -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001                1,652           $7.11               $12                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL CAP OPPORTUNITIES PORTFOLIO -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               14,685           $7.11              $104                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL CAP OPPORTUNITIES PORTFOLIO -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001                5,961           $7.11               $42                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL CAP OPPORTUNITIES PORTFOLIO -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001                1,730           $7.10               $12                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CONVERTIBLE CLASS PORTFOLIO -
           VA OPTION II

           September 30, 2001                3,472           $9.82               $34                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                S-168


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

CONVERTIBLE CLASS PORTFOLIO -
           VA BONUS OPTION I

           September 30, 2001                1,454           $9.82               $14                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CONVERTIBLE CLASS PORTFOLIO -
           VA BONUS OPTION II

           September 30, 2001                   78           $9.81                $1                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME PORTFOLIO -
           VA OPTION II

           September 30, 2001                8,148           $9.46               $77                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME PORTFOLIO -
           VA BONUS OPTION I

           September 30, 2001                   63           $9.46                 -                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME PORTFOLIO -
           VA BONUS OPTION II

           September 30, 2001                2,323           $9.45               $22                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME PORTFOLIO -
           VA OPTION I

           September 30, 2001                  223           $9.47                $2                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-169


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

LARGECAP GROWTH PORTFOLIO -
           VA OPTION II

           September 30, 2001                1,127           $8.66               $10                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LARGECAP GROWTH PORTFOLIO -
           VA BONUS OPTION I

           September 30, 2001               13,954           $8.65              $121                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LARGECAP GROWTH PORTFOLIO -
           VA BONUS OPTION II

           September 30, 2001                2,433           $8.65               $21                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

LARGECAP GROWTH PORTFOLIO -
           VA OPTION I

           September 30, 2001                2,015           $8.66               $17                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO HIGH YIELD BOND PORTFOLIO -
           DVA 80

           September 30, 2001                    1           $9.88                 -                0.80%              -2.85%
           December 31, 2000                     1           10.17                 -                0.80%              -1.64%
           December 31, 1999                 1,147           10.34                12                0.80%               2.17%
           December 31, 1998                 2,973           10.12                30                0.80%                   *
           December 31, 1997                     -               -                 -                    -                   -

PIMCO HIGH YIELD BOND PORTFOLIO -
           DVA

           September 30, 2001              104,617           $9.81            $1,026                1.00%              -3.06%
           December 31, 2000               126,903           10.12             1,284                1.00%              -1.84%
           December 31, 1999               151,044           10.31             1,557                1.00%               1.98%
           December 31, 1998               107,998           10.11             1,092                1.00%                   *
           December 31, 1997                     -               -                 -                    -                   -


                                                                S-170


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD BOND PORTFOLIO -
           DVA SERIES 100

           September 30, 2001                  944           $9.70                $9                1.35%              -3.29%
           December 31, 2000                   948           10.03                10                1.35%              -2.15%
           December 31, 1999                   951           10.25                10                1.35%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO HIGH YIELD BOND PORTFOLIO -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001              295,138           $9.73            $2,872                1.25%              -3.18%
           December 31, 2000               362,732           10.05             3,645                1.25%              -2.14%
           December 31, 1999               400,821           10.27             4,115                1.25%               1.78%
           December 31, 1998               213,774           10.09             2,157                1.25%                   *
           December 31, 1997                     -               -                 -                    -                   -

PIMCO HIGH YIELD BOND PORTFOLIO -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001              154,614           $9.71            $1,501                1.30%              -3.29%
           December 31, 2000                63,647           10.04               639                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO HIGH YIELD BOND PORTFOLIO -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001            5,535,157           $9.67           $53,525                1.40%              -3.40%
           December 31, 2000             5,140,417           10.01            51,454                1.40%              -2.25%
           December 31, 1999             5,053,973           10.24            51,749                1.40%               1.59%
           December 31, 1998             1,630,971           10.08            16,440                1.40%                   *
           December 31, 1997                     -               -                 -                    -                   -

PIMCO HIGH YIELD BOND PORTFOLIO -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD
           (POST JANUARY 2000), PREMIUM PLUS -  STANDARD (POST JANUARY 2000)

           September 30, 2001            2,219,094           $9.66           $21,436                1.45%              -3.11%
           December 31, 2000               908,512            9.97             9,082                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                               S-171


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD BOND PORTFOLIO -
            DVA PLUS - 7% SOLUTION (PRE FEBRUARY 2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001            3,242,279           $9.63           $31,223                1.55%              -3.41%
           December 31, 2000             3,158,188            9.97            31,485                1.55%              -2.35%
           December 31, 1999             3,194,935           10.21            32,631                1.55%               1.39%
           December 31, 1998             1,066,219           10.07            10,737                1.55%                   *
           December 31, 1997                     -               -                 -                    -                   -

PIMCO HIGH YIELD BOND PORTFOLIO -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000),
           PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001              684,691           $9.61            $6,580                1.60%              -3.51%
           December 31, 2000               498,509            9.96             4,963                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO HIGH YIELD BOND PORTFOLIO -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001              477,989           $9.59            $4,584                1.65%              -3.52%
           December 31, 2000               111,021            9.94             1,104                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO HIGH YIELD BOND PORTFOLIO -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (PRE FEBRUARY 2000)

           September 30, 2001            5,212,425           $9.58           $49,935                1.70%              -3.52%
           December 31, 2000             4,861,887            9.93            48,273                1.70%              -2.55%
           December 31, 1999             5,486,600           10.19            55,895                1.70%               1.29%
           December 31, 1998             1,558,466           10.06            15,678                1.70%                   *
           December 31, 1997                     -               -                 -                    -                   -

PIMCO HIGH YIELD BOND PORTFOLIO -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001              392,947           $9.56            $3,756                1.75%              -3.63%
           December 31, 2000                64,046            9.92               635                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO HIGH YIELD BOND PORTFOLIO -
            ACCESS - 7% SOLUTION (POST JANUARY 2000), PREMIUM PLUS - 7% SOLUTION
(POST JANUARY 2000)

           September 30, 2001            1,653,482           $9.54           $15,774                1.80%              -3.64%
           December 31, 2000               631,991            9.90             6,258                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                               S-172


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD BOND PORTFOLIO -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST
           JANUARY 2000)

           September 30, 2001            1,606,023           $9.51           $15,273                1.90%              -3.74%
           December 31, 2000               386,288            9.88             3,815                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO HIGH YIELD BOND PORTFOLIO -
           VALUE

           September 30, 2001               36,999           $9.85              $364                0.90%              -2.96%
           December 31, 2000                20,732           10.15               210                0.90%              -1.74%
           December 31, 1999                 8,722           10.33                90                0.90%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO HIGH YIELD BOND PORTFOLIO -
           ACCESS ONE

           September 30, 2001                  178           $9.98                $2                0.50%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO HIGH YIELD BOND PORTFOLIO -
           VA OPTION II

           September 30, 2001                  488           $9.73                $5                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO HIGH YIELD BOND PORTFOLIO -
           VA OPTION III

           September 30, 2001                  387           $9.68                $4                1.40%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO HIGH YIELD BOND PORTFOLIO -
           VA BONUS OPTION I

           September 30, 2001                6,606           $9.66               $64                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                S-173


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD BOND PORTFOLIO -
           VA BONUS OPTION II

           September 30, 2001                  912           $9.56                $9                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO HIGH YIELD BOND PORTFOLIO -
           VA BONUS OPTION III

           September 30, 2001                2,321           $9.51               $22                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO HIGH YIELD BOND PORTFOLIO -
           ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001               98,491           $9.53              $938                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO HIGH YIELD BOND PORTFOLIO -
           LANDMARK - 7% SOLUTION

           September 30, 2001               21,091           $9.48              $200                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO HIGH YIELD BOND PORTFOLIO -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001               30,485           $9.46              $288                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO HIGH YIELD BOND PORTFOLIO -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               50,520           $9.44              $477                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-174


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD BOND PORTFOLIO -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001               15,339           $9.43              $144                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO HIGH YIELD BOND PORTFOLIO -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001               51,019           $9.39              $479                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO HIGH YIELD BOND PORTFOLIO -
           VA OPTION I

           September 30, 2001                  751           $9.83                $7                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO -
            DVA 80

           September 30, 2001                  398           $9.51                $4                0.80%             -20.15%
           December 31, 2000                   399           11.91                 5                0.80%             -10.18%
           December 31, 1999                   651           13.26                 9                0.80%              18.82%
           December 31, 1998                13,664           11.16               152                0.80%                   *
           December 31, 1997                     -               -                 -                    -                   -

PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO -
           DVA

           September 30, 2001               95,553           $9.44              $902                1.00%             -20.34%
           December 31, 2000               117,131           11.85             1,388                1.00%             -10.36%
           December 31, 1999               116,144           13.22             1,535                1.00%              18.67%
           December 31, 1998               160,283           11.14             1,786                1.00%                   *
           December 31, 1997                     -               -                 -                    -                   -

PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO -
           DVA SERIES 100

           September 30, 2001                2,451           $9.33               $23                1.35%             -20.46%
           December 31, 2000                 2,489           11.73                29                1.35%             -10.73%
           December 31, 1999                   292           13.14                 4                1.35%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-175


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001              241,750           $9.36            $2,263                1.25%             -20.48%
           December 31, 2000               281,922           11.77             3,317                1.25%             -10.56%
           December 31, 1999               284,260           13.16             3,742                1.25%              18.35%
           December 31, 1998               112,706           11.12             1,253                1.25%                   *
           December 31, 1997                     -               -                 -                    -                   -

PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001              118,406           $9.35            $1,107                1.30%             -20.43%
           December 31, 2000                86,637           11.75             1,018                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001            5,430,120           $9.32           $50,609                1.40%             -20.48%
           December 31, 2000             6,006,923           11.72            70,399                1.40%             -10.74%
           December 31, 1999             4,797,771           13.13            62,999                1.40%              18.18%
           December 31, 1998             1,527,697           11.11            16,975                1.40%                   *
           December 31, 1997                     -               -                 -                    -                   -

PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD
           (POST JANUARY 2000), PREMIUM PLUS -  STANDARD (POST JANUARY 2000)

           September 30, 2001            1,808,459           $9.30           $16,819                1.50%             -20.51%
           December 31, 2000             1,178,840           11.70            13,797                1.50%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001            4,091,864           $9.26           $37,891                1.55%             -20.65%
           December 31, 2000             4,659,705           11.67            54,389                1.55%             -10.92%
           December 31, 1999             4,371,570           13.10            57,257                1.55%              18.02%
           December 31, 1998               942,738           11.10            10,465                1.55%                   *
           December 31, 1997                     -               -                 -                    -                   -


                                                                S-176


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000),
           PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001              612,716           $9.25            $5,668                1.60%             -20.67%
           December 31, 2000               624,891           11.66             7,284                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001              341,040           $9.24            $3,151                1.65%             -20.62%
           December 31, 2000               187,618           11.64             2,184                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO -
           ACCESS  - 7%  SOLUTION  (PRE  FEBRUARY  2000),  PREMIUM  PLUS  - 7%
           SOLUTION (PRE FEBRUARY 2000)

           September 30, 2001            6,133,577           $9.22           $56,552                1.70%             -20.65%
           December 31, 2000             6,921,410           11.62            80,461                1.70%             -11.03%
           December 31, 1999             7,320,301           13.06            95,636                1.70%              17.76%
           December 31, 1998             1,910,695           11.09            21,188                1.70%                   *
           December 31, 1997                     -               -                 -                    -                   -

PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001              339,021           $9.20            $3,101                1.75%             -20.76%
           December 31, 2000                70,828           11.61               822                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO -
           ACCESS - 7% SOLUTION (POST JANUARY 2000), PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001            1,547,285           $9.19           $14,219                1.80%             -20.71%
           December 31, 2000             1,176,897           11.59            13,644                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST
           JANUARY 2000)

           September 30, 2001            1,137,718           $9.16           $10,421                1.90%             -20.76%
           December 31, 2000               829,397           11.56             9,589                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-177


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO -
           VALUE

           September 30, 2001               15,764           $9.48              $149                0.90%             -20.20%
           December 31, 2000                13,298           11.88               158                0.90%             -10.27%
           December 31, 1999                 3,634           13.24                48                0.90%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO -
           ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001               89,700           $9.17              $823                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO -
           LANDMARK - 7% SOLUTION

           September 30, 2001                7,629           $9.12               $69                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001                5,655           $9.11               $51                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               21,104           $9.09              $192                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001                2,035           $9.08               $18                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-178


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001               12,310           $9.04              $111                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PRUDENTIAL JENNISON PORTFOLIO -
           DVA

           September 30, 2001                6,030           $5.43               $33                1.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PRUDENTIAL JENNISON PORTFOLIO -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001                1,982           $5.41               $11                1.25%             -31.08%
           December 31, 2000                 2,731            7.85                21                1.25%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PRUDENTIAL JENNISON PORTFOLIO -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001              108,538           $5.41              $587                1.30%             -31.08%
           December 31, 2000                37,201            7.85               292                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PRUDENTIAL JENNISON PORTFOLIO -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001              439,827           $5.40            $2,375                1.40%             -31.21%
           December 31, 2000               194,916            7.85             1,529                1.40%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PRUDENTIAL JENNISON PORTFOLIO -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD
           (POST JANUARY 2000), PREMIUM PLUS -   STANDARD (POST JANUARY 2000)

           September 30, 2001              593,433           $5.40            $3,205                1.45%             -31.12%
           December 31, 2000               242,694            7.84             1,902                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-179


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL JENNISON PORTFOLIO -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001              212,082           $5.39            $1,143                1.55%             -31.25%
           December 31, 2000                64,129            7.84               503                1.55%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PRUDENTIAL JENNISON PORTFOLIO -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000),
           PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001              166,067           $5.39              $895                1.60%             -31.25%
           December 31, 2000                92,165            7.84               722                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PRUDENTIAL JENNISON PORTFOLIO -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)


           September 30, 2001              112,727           $5.38              $606                1.65%             -31.29%
           December 31, 2000                15,840            7.83               124                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -
PRUDENTIAL JENNISON PORTFOLIO -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000), PREMIUM PLUS - 7% SOLUTION
           (PRE FEBRUARY 2000)

           September 30, 2001              351,946           $5.38            $1,893                1.70%             -31.29%
           December 31, 2000                75,572            7.83               592                1.70%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PRUDENTIAL JENNISON PORTFOLIO -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001              165,116           $5.37              $887                1.75%             -31.42%
           December 31, 2000                19,630            7.83               154                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PRUDENTIAL JENNISON PORTFOLIO -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001              342,319           $5.37            $1,838                1.80%             -31.33%
           December 31, 2000                89,929            7.82               704                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-180


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL JENNISON PORTFOLIO -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7 (POST
           JANUARY 2000)

           September 30, 2001              621,419           $5.36            $3,331                1.90%             -31.46%
           December 31, 2000               152,003            7.82             1,189                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PRUDENTIAL JENNISON PORTFOLIO -
           VALUE

           September 30, 2001                3,917           $5.44               $21                0.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PRUDENTIAL JENNISON PORTFOLIO -
           VA BONUS OPTION II

           September 30, 2001                7,723           $5.37               $41                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PRUDENTIAL JENNISON PORTFOLIO -
           VA BONUS OPTION III

           September 30, 2001                1,263           $5.36                $7                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PRUDENTIAL JENNISON PORTFOLIO -
           ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001               25,797           $5.37              $139                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PRUDENTIAL JENNISON PORTFOLIO -
           LANDMARK - 7% SOLUTION

           September 30, 2001               18,729           $5.35              $100                2.00%                   *
           December 31, 2000                     -               -                 -                0.00%                   -
           December 31, 1999                     -               -                 -                0.00%                   -
           December 31, 1998                     -               -                 -                0.00%                   -
           December 31, 1997                     -               -                 -                0.00%                   -

                                                                S-181


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL JENNISON PORTFOLIO -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001                1,929           $5.35               $10                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PRUDENTIAL JENNISON PORTFOLIO -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               26,406           $5.35              $141                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PRUDENTIAL JENNISON PORTFOLIO -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001                7,412           $5.34               $40                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PRUDENTIAL JENNISON PORTFOLIO -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001               19,897           $5.34              $106                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO -
            DVA

           September 30, 2001                  305           $5.04                $2                1.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001               17,728           $5.03               $89                1.25%             -41.31%
           December 31, 2000                 7,751            8.57                66                1.25%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-182


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001               63,285           $5.02              $318                1.30%             -41.42%
           December 31, 2000                 6,381            8.57                55                1.30%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001              255,320           $5.02            $1,282                1.40%             -41.36%
           December 31, 2000                65,551            8.56               561                1.40%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD (POST JANUARY 2000), PREMIUM PLUS -  STANDARD
           (POST JANUARY 2000)

           September 30, 2001              315,860           $5.02            $1,586                1.45%             -41.36%
           December 31, 2000                44,024            8.56               377                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001              109,712           $5.01              $550                1.55%             -41.47%
           December 31, 2000                64,843            8.56               555                1.55%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000),
           PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001               38,992           $5.01              $195                1.60%             -41.47%
           December 31, 2000                58,710            8.56               503                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-183


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001               54,573           $5.01              $274                1.65%             -41.47%
           December 31, 2000                 3,557            8.56                30                1.65%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (PRE FEBRUARY 2000)

           September 30, 2001              195,389           $5.00              $977                1.70%             -41.59%
           December 31, 2000                15,695            8.56               134                1.70%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001              108,649           $5.00              $543                1.75%             -41.59%
           December 31, 2000                 7,516            8.56                64                1.75%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001              206,875           $5.00            $1,035                1.80%             -41.52%
           December 31, 2000                12,698            8.55               109                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST
           JANUARY 2000)

           September 30, 2001              216,863           $4.99            $1,082                1.90%             -41.64%
           December 31, 2000                28,074            8.55               240                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO -
           VALUE

           September 30, 2001               15,037           $5.04               $76                0.90%             -41.19%
           December 31, 2000                 2,995            8.57                26                0.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-184


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO -
           VA BONUS OPTION III

           September 30, 2001                  466           $4.99                $2                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO -
           ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001                8,200           $5.00               $41                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO -
           LANDMARK - 7% SOLUTION

           September 30, 2001                3,503           $4.99               $18                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001                4,424           $4.99               $22                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               42,442           $4.98              $211                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001                2,963           $4.98               $15                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                S-185


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001                6,285           $4.98               $31                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

APPRECIATION PORTFOLIO -
            GRANITE PRIMELITE - STANDARD

           September 30, 2001                  415          $15.74                $7                1.25%             -13.33%
           December 31, 2000                   419           18.16                 8                1.25%              -1.68%
           December 31, 1999                   711           18.47                13                1.25%              11.74%
           December 31, 1998                 1,108           16.53                18                1.25%                   *
           December 31, 1997                     -               -                 -                    -                   -

APPRECIATION PORTFOLIO -
           GRANITE PRIMELITE - ANNUAL RATCHET

           September 30, 2001               44,156          $15.61              $689                1.40%             -13.42%
           December 31, 2000                45,655           18.03               823                1.40%              -1.80%
           December 31, 1999                52,802           18.36               970                1.40%              11.48%
           December 31, 1998                58,107           16.47               957                1.40%              17.56%
           December 31, 1997                18,759           14.01               263                1.40%                   *

SMITH BARNEY HIGH INCOME PORTFOLIO -
           GRANITE PRIMELITE - STANDARD

           September 30, 2001                4,246          $11.35               $48                1.25%              -9.63%
           December 31, 2000                 4,903           12.56                62                1.25%              -9.25%
           December 31, 1999                 5,981           13.84                83                1.25%               1.32%
           December 31, 1998                12,711           13.66               174                1.25%              -0.80%
           December 31, 1997                    73           13.77                 1                1.25%                   *

SMITH BARNEY HIGH INCOME PORTFOLIO -
           GRANITE PRIMELITE - ANNUAL RATCHET

           September 30, 2001               27,291          $11.24              $307                1.40%              -9.79%
           December 31, 2000                30,852           12.46               384                1.40%              -9.32%
           December 31, 1999                33,782           13.74               464                1.40%               1.18%
           December 31, 1998                46,593           13.58               633                1.40%              -1.02%
           December 31, 1997                15,160           13.72               208                1.40%                   *

SMITH BARNEY LARGE CAP VALUE PORTFOLIO -
           GRANITE PRIMELITE - STANDARD

           September 30, 2001                2,930          $18.29               $54                1.25%             -14.29%
           December 31, 2000                 3,364           21.34                72                1.25%              11.67%
           December 31, 1999                 4,123           19.11                79                1.25%              -1.24%
           December 31, 1998                 1,600           19.35                31                1.25%                   *
           December 31, 1997                     -               -                 -                1.25%                   -

                                                                S-186


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

SMITH BARNEY LARGE CAP VALUE PORTFOLIO -
           GRANITE PRIMELITE - ANNUAL RATCHET

           September 30, 2001               26,504          $18.11              $480                1.40%             -14.41%
           December 31, 2000                29,285           21.16               620                1.40%              11.49%
           December 31, 1999                29,721           18.98               564                1.40%              -1.35%
           December 31, 1998                34,859           19.24               671                1.40%                   *
           December 31, 1997                12,137           17.77               216                1.40%                   -

SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO -
           GRANITE PRIMELITE - STANDARD

           September 30, 2001                1,970          $10.82               $21                1.25%             -39.52%
           December 31, 2000                 2,260           17.89                40                1.25%             -24.77%
           December 31, 1999                 2,572           23.78                61                1.25%              65.71%
           December 31, 1998                 2,885           14.35                41                1.25%               5.13%
           December 31, 1997                   130           13.65                 2                1.25%                   *

SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO -
           GRANITE PRIMELITE - ANNUAL RATCHET

           September 30, 2001               22,920          $10.72              $246                1.40%             -39.57%
           December 31, 2000                23,397           17.74               415                1.40%             -24.86%
           December 31, 1999                20,133           23.61               476                1.40%              65.34%
           December 31, 1998                19,916           14.28               285                1.40%               5.08%
           December 31, 1997                 6,948           13.59                94                1.40%                   *

SMITH BARNEY MONEY MARKET PORTFOLIO -
           GRANITE PRIMELITE - STANDARD

           September 30, 2001                9,765          $12.65              $123                1.25%               2.18%
           December 31, 2000                10,771           12.38               133                1.25%               4.74%
           December 31, 1999                10,885           11.82               129                1.25%               3.41%
           December 31, 1998                 2,017           11.43                23                1.25%                   *
           December 31, 1997                     -               -                 -                    -                   -

SMITH BARNEY MONEY MARKET PORTFOLIO -
           GRANITE PRIMELITE - ANNUAL RATCHET

           September 30, 2001                8,106          $12.53              $102                1.40%               2.12%
           December 31, 2000                 1,839           12.27                23                1.40%               4.51%
           December 31, 1999                38,389           11.74               450                1.40%               3.25%
           December 31, 1998                25,941           11.37               295                1.40%               3.65%
           December 31, 1997                16,571           10.97               182                1.40%                   *

INTERNATIONAL EQUITY PORTFOLIO -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001            5,218,702           $8.03           $41,911                1.40%             -29.38%
           December 31, 2000             5,535,477           11.37            62,958                1.40%             -26.97%
           December 31, 1999             4,666,041           15.57            72,629                1.40%              51.31%
           December 31, 1998             2,422,075           10.29            24,919                1.40%               3.94%
           December 31, 1997                90,783            9.90               899                1.40%                   *

                                                                S-187


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD
           (POST JANUARY 2000), PREMIUM PLUS -  STANDARD (POST JANUARY 2000)

           September 30, 2001            3,058,984           $8.07           $24,686                1.45%             -29.40%
           December 31, 2000             1,257,278           11.43            14,365                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INTERNATIONAL EQUITY PORTFOLIO -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001            2,226,022           $8.02           $17,853                1.55%             -29.46%
           December 31, 2000             2,474,742           11.37            28,140                1.55%             -26.97%
           December 31, 1999             1,959,322           15.57            30,538                1.55%              50.87%
           December 31, 1998               680,861           10.32             7,025                1.55%               3.72%
           December 31, 1997                36,098            9.95               359                1.55%                   *

INTERNATIONAL EQUITY PORTFOLIO -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST
JANUARY 2000)

           September 30, 2001              982,192           $7.87            $7,730                1.90%             -29.61%
           December 31, 2000               685,944           11.18             7,669                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INTERNATIONAL EQUITY PORTFOLIO -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001               55,251           $7.98              $441                1.65%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INTERNATIONAL EQUITY PORTFOLIO -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (PRE FEBRUARY 2000)

           September 30, 2001            4,897,434           $7.96           $38,984                1.70%             -29.50%
           December 31, 2000             5,326,265           11.29            60,130                1.70%             -27.16%
           December 31, 1999             4,663,701           15.50            72,274                1.70%              50.93%
           December 31, 1998             1,736,713           10.27            17,841                1.70%               3.53%
           December 31, 1997                72,955            9.92               724                1.70%                   *

INTERNATIONAL EQUITY PORTFOLIO -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001               69,737           $7.93              $553                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-188


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000),
           PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001              983,178           $8.00            $7,866                1.60%             -29.45%
           December 31, 2000               804,897           11.34             9,130                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INTERNATIONAL EQUITY PORTFOLIO -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001            1,218,081           $7.91            $9,635                1.80%             -29.56%
           December 31, 2000             1,033,869           11.23            11,615                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INTERNATIONAL EQUITY PORTFOLIO -
           VALUE

           September 30, 2001               54,556           $8.32              $454                0.90%             -29.07%
           December 31, 2000                52,151           11.73               611                0.90%                   *
           December 31, 1999                 8,033           15.97               128                0.90%                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INTERNATIONAL EQUITY PORTFOLIO -
           ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001               49,790           $7.89              $393                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ASSET ALLOCATION PORTFOLIO -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001               12,391           $9.29              $115                1.40%             -13.82%
           December 31, 2000                10,075           10.78               109                1.40%               0.75%
           December 31, 1999                 4,460           10.70                48                1.40%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ASSET ALLOCATION PORTFOLIO -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD (POST JANUARY 2000), PREMIUM PLUS -  STANDARD
           (POST JANUARY 2000)

           September 30, 2001               72,758           $9.28              $675                1.45%             -13.91%
           December 31, 2000                70,287           10.78               757                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-189


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION PORTFOLIO -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001                6,214           $9.27               $57                1.55%             -13.85%
           December 31, 2000                 4,515           10.76                49                1.55%               0.56%
           December 31, 1999                   832           10.70                 9                1.55%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ASSET ALLOCATION PORTFOLIO -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000),
           PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001                9,691           $9.26               $90                1.60%             -13.94%
           December 31, 2000                 6,792           10.76                73                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ASSET ALLOCATION PORTFOLIO -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (PRE FEBRUARY 2000)

           September 30, 2001               18,040           $9.24              $167                1.70%             -13.97%
           December 31, 2000                18,669           10.74               200                1.70%               0.37%
           December 31, 1999                 7,153           10.70                76                1.70%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ASSET ALLOCATION PORTFOLIO -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001               12,024           $9.22              $111                1.80%             -14.07%
           December 31, 2000                18,516           10.73               199                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EQUITY PORTFOLIO -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001                9,562           $8.18               $78                1.40%             -28.31%
           December 31, 2000                10,577           11.41               121                1.40%              -3.22%
           December 31, 1999                 8,936           11.79               105                1.40%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -




                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

EQUITY PORTFOLIO -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD
           (POST JANUARY 2000), PREMIUM PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001               48,730           $8.17              $398                1.45%             -28.40%
           December 31, 2000                46,533           11.41               531                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EQUITY PORTFOLIO -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001               11,460           $8.15               $94                1.55%             -28.45%
           December 31, 2000                12,157           11.39               138                1.55%              -3.39%
           December 31, 1999                11,848           11.79               140                1.55%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EQUITY PORTFOLIO -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000), PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001                3,113           $8.15               $25                1.60%             -28.38%
           December 31, 2000                 3,426           11.38                39                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EQUITY PORTFOLIO -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (PRE FEBRUARY 2000)

           September 30, 2001                5,845           $8.13               $48                1.70%             -28.50%
           December 31, 2000                 6,672           11.37                76                1.70%              -3.48%
           December 31, 1999                 4,420           11.78                52                1.70%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EQUITY PORTFOLIO -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001               14,840           $8.11              $120                1.80%             -28.61%
           December 31, 2000                14,623           11.36               166                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                S-191


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

GROWTH & INCOME PORTFOLIO -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II, GRANITE PRIMELITE - ANNUAL RATCHET

           September 30, 2001                8,525           $9.30               $79                1.40%             -15.30%
           December 31, 2000                 9,132           10.98               100                1.40%               4.08%
           December 31, 1999                 8,512           10.55                90                1.40%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH & INCOME PORTFOLIO -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD (POST JANUARY 2000), PREMIUM PLUS -  STANDARD
           (POST JANUARY 2000)

           September 30, 2001                7,227           $9.29               $67                1.45%             -15.39%
           December 31, 2000                 4,780           10.98                52                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH & INCOME PORTFOLIO -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001                  920           $9.27                $9                1.55%             -15.42%
           December 31, 2000                   992           10.96                11                1.55%               3.89%
           December 31, 1999                 1,122           10.55                12                1.55%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH & INCOME PORTFOLIO -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000), PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001                1,438           $9.26               $13                1.60%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH & INCOME PORTFOLIO -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (PRE FEBRUARY 2000)

           September 30, 2001                3,603           $9.24               $33                1.70%             -15.54%
           December 31, 2000                 3,904           10.94                43                1.70%               3.80%
           December 31, 1999                   493           10.54                 5                1.70%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                S-192


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

GROWTH & INCOME PORTFOLIO -
           ACCESS - 7% SOLUTION (POST JANUARY 2000), PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001                  807           $9.22                $8                1.80%             -15.65%
           December 31, 2000                 7,086           10.93                78                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

HIGH QUALITY BOND PORTFOLIO -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001                8,162          $11.74               $96                1.40%               6.24%
           December 31, 2000                 4,745           11.05                53                1.40%              11.28%
           December 31, 1999                 2,756            9.93                27                1.40%                   *
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

HIGH QUALITY BOND PORTFOLIO -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD
           (POST JANUARY 2000), PREMIUM PLUS -   STANDARD (POST JANUARY 2000)

           September 30, 2001                2,004          $11.73               $24                1.45%               6.25%
           December 31, 2000                 2,299           11.04                25                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

HIGH QUALITY BOND PORTFOLIO -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000),
           PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001                  959          $11.70               $11                1.60%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

HIGH QUALITY BOND PORTFOLIO -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001                1,476          $11.65               $17                1.80%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                S-193


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001                1,744          $10.66               $19                1.40%             -20.15%
           December 31, 2000                 1,744           13.35                23                1.40%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL COMPANY GROWTH PORTFOLIO -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD (POST JANUARY 2000), PREMIUM PLUS - STANDARD
           (POST JANUARY 2000)

           September 30, 2001                1,143          $10.65               $12                1.45%             -20.16%
           December 31, 2000                 1,108           13.34                15                1.45%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL COMPANY GROWTH PORTFOLIO -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001                1,508          $10.63               $16                1.55%             -20.20%
           December 31, 2000                 1,380           13.32                19                1.55%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL COMPANY GROWTH PORTFOLIO -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000),
           PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001                  973          $10.62               $10                1.60%             -20.27%
           December 31, 2000                   466           13.32                 6                1.60%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL COMPANY GROWTH PORTFOLIO -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001                  792          $10.58                $9                1.80%             -20.33%
           December 31, 2000                   627           13.28                 8                1.80%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                S-194


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7
           (POST JANUARY 2000)

           September 30, 2001                  100          $10.56                $1                1.90%             -20.42%
           December 31, 2000                   100           13.27                 1                1.90%                   *
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ALLIANCEBERNSTEIN VALUE PORTFOLIO -
           VA OPTION II

           September 30, 2001                1,087           $9.29               $10                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ALLIANCEBERNSTEIN VALUE PORTFOLIO -
           VA OPTION III

           September 30, 2001                  706           $9.29                $7                1.40%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ALLIANCEBERNSTEIN VALUE PORTFOLIO -
           VA BONUS OPTION I

           September 30, 2001                5,503           $9.29               $51                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ALLIANCEBERNSTEIN VALUE PORTFOLIO -
           VA BONUS OPTION II

           September 30, 2001               13,142           $9.28              $122                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

ALLIANCEBERNSTEIN VALUE PORTFOLIO -
           VA BONUS OPTION III

           September 30, 2001                  131           $9.28                $1                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-195


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VALUE PORTFOLIO -
           VA OPTION I

           September 30, 2001                6,285           $9.30               $59                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME PORTFOLIO -
           VA OPTION II

           September 30, 2001                8,345           $8.71               $73                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME PORTFOLIO -
           VA OPTION III

           September 30, 2001                  260           $8.71                $2                1.40%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME PORTFOLIO -
           VA BONUS OPTION I

           September 30, 2001               18,597           $8.71              $163                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME PORTFOLIO -
           VA BONUS OPTION II

           September 30, 2001               17,005           $8.70              $148                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME PORTFOLIO -
           VA BONUS OPTION III

           September 30, 2001                  489           $8.70                $4                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                              S-196


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

GROWTH AND INCOME PORTFOLIO -
           VA OPTION I

           September 30, 2001                9,543           $8.72               $83                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PREMIER GROWTH PORTFOLIO -
           VA OPTION II

           September 30, 2001               19,640           $8.37              $165                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PREMIER GROWTH PORTFOLIO -
           VA BONUS OPTION I

           September 30, 2001                2,297           $8.36               $19                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PREMIER GROWTH PORTFOLIO -
           VA BONUS OPTION II

           September 30, 2001               18,077           $8.36              $151                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PREMIER GROWTH PORTFOLIO -
           VA OPTION I

           September 30, 2001                1,757           $8.37               $15                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GET FUND SERIES N -
           VA OPTION II

           September 30, 2001              256,985          $10.04            $2,580                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                               S-197


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

GET FUND SERIES N -
           VA OPTION III

           September 30, 2001              120,777          $10.04            $1,213                1.40%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GET FUND SERIES N -
           VA BONUS OPTION I

           September 30, 2001            1,214,067          $10.04           $12,194                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GET FUND SERIES N -
           VA BONUS OPTION II

           September 30, 2001              759,884          $10.03            $7,622                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GET FUND SERIES N -
           VA BONUS OPTION III

           September 30, 2001              516,613          $10.03            $5,182                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GET FUND SERIES N -
           VA OPTION I

           September 30, 2001              377,973          $10.05            $3,799                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

VALUE OPPORTUNITY PORTFOLIO -
           VA BONUS OPTION I

           September 30, 2001                1,005           $8.45                $9                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                               S-198


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

VALUE OPPORTUNITY PORTFOLIO -
           VA BONUS OPTION II

           September 30, 2001               13,770           $8.45              $116                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INDEX PLUS LARGE CAP PORTFOLIO -
           VA OPTION II

           September 30, 2001                  955           $8.67                $8                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INDEX PLUS LARGE CAP PORTFOLIO -
           VA OPTION III

           September 30, 2001                    3           $8.66                 -                1.40%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INDEX PLUS LARGE CAP PORTFOLIO -
           VA BONUS OPTION I

           September 30, 2001               15,895           $8.66              $138                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INDEX PLUS LARGE CAP PORTFOLIO -
           VA BONUS OPTION II

           September 30, 2001                2,067           $8.66               $18                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INDEX PLUS LARGE CAP PORTFOLIO -
           VA BONUS OPTION III

           September 30, 2001                2,208           $8.65               $19                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-199


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

INDEX PLUS LARGE CAP PORTFOLIO -
           VA OPTION I

           September 30, 2001                8,239           $8.67               $71                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INDEX PLUS MID CAP PORTFOLIO -
           VA OPTION II

           September 30, 2001                6,355           $8.71               $55                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INDEX PLUS MID CAP PORTFOLIO -
           VA OPTION III

           September 30, 2001                  657           $8.71                $6                1.40%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INDEX PLUS MID CAP PORTFOLIO -
           VA BONUS OPTION I

           September 30, 2001                2,354           $8.71               $20                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INDEX PLUS MID CAP PORTFOLIO -
           VA BONUS OPTION II

           September 30, 2001               14,345           $8.70              $125                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INDEX PLUS MID CAP PORTFOLIO -
           VA BONUS OPTION III

           September 30, 2001                  872           $8.70                $8                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-200


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

INDEX PLUS MID CAP PORTFOLIO -
           VA OPTION I

           September 30, 2001                8,522           $8.72               $74                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INDEX PLUS SMALL CAP PORTFOLIO -
           VA OPTION II

           September 30, 2001                   83           $8.63                $1                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INDEX PLUS SMALL CAP PORTFOLIO -
           VA OPTION III

           September 30, 2001                  591           $8.63                $5                1.40%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INDEX PLUS SMALL CAP PORTFOLIO -
           VA BONUS OPTION I

           September 30, 2001               10,044           $8.63               $87                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INDEX PLUS SMALL CAP PORTFOLIO -
           VA BONUS OPTION II

           September 30, 2001                  649           $8.63                $6                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INDEX PLUS SMALL CAP PORTFOLIO -
           VA BONUS OPTION III

           September 30, 2001                  880           $8.62                $7                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-201


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

INDEX PLUS SMALL CAP PORTFOLIO -
           VA OPTION I

           September 30, 2001                6,647           $8.64               $57                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

TACTICAL ALLOCATION PORTFOLIO -
           VA OPTION II

           September 30, 2001                  147           $8.55                $1                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

TACTICAL ALLOCATION PORTFOLIO -
           VA BONUS OPTION I

           September 30, 2001                4,021           $8.54               $35                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

TACTICAL ALLOCATION PORTFOLIO -
           VA BONUS OPTION II

           September 30, 2001                9,728           $8.54               $83                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

TACTICAL ALLOCATION PORTFOLIO -
           VA BONUS OPTION III

           September 30, 2001                4,485           $8.53               $38                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

TACTICAL ALLOCATION PORTFOLIO -
           VA OPTION I

           September 30, 2001                4,017           $8.55               $35                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-202


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

EQUITY-INCOME PORTFOLIO -
           VA OPTION II

           September 30, 2001                9,550           $8.81               $84                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EQUITY-INCOME PORTFOLIO -
           VA OPTION III

           September 30, 2001                  857           $8.81                $8                1.40%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EQUITY-INCOME PORTFOLIO -
           VA BONUS OPTION I

           September 30, 2001               23,780           $8.81              $210                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EQUITY-INCOME PORTFOLIO -
           VA BONUS OPTION II

           September 30, 2001               21,647           $8.80              $190                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EQUITY-INCOME PORTFOLIO -
           VA BONUS OPTION III

           September 30, 2001                1,166           $8.80               $10                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EQUITY-INCOME PORTFOLIO -
           VA OPTION I

           September 30, 2001               11,145           $8.82               $98                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-203


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

GROWTH PORTFOLIO -
           VA OPTION II

           September 30, 2001                6,843           $7.97               $55                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH PORTFOLIO -
           VA BONUS OPTION I

           September 30, 2001               11,726           $7.97               $93                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH PORTFOLIO -
           VA BONUS OPTION II

           September 30, 2001                9,850           $7.96               $78                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH PORTFOLIO -
           VA BONUS OPTION III

           September 30, 2001                  235           $7.96                $2                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH PORTFOLIO -
           VA OPTION I

           September 30, 2001                4,820           $7.98               $39                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CONTRAFUND PORTFOLIO -
           VA OPTION II

           September 30, 2001                7,572           $9.12               $69                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-204


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

CONTRAFUND PORTFOLIO -
           VA BONUS OPTION I

           September 30, 2001               19,943           $9.12              $182                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CONTRAFUND PORTFOLIO -
           VA BONUS OPTION II

           September 30, 2001               18,907           $9.11              $172                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CONTRAFUND PORTFOLIO -
           VA BONUS OPTION III

           September 30, 2001               14,239           $9.11              $130                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

CONTRAFUND PORTFOLIO -
           VA OPTION I

           September 30, 2001                3,262           $9.13               $30                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

FINANCIAL SERVICES FUND -
           VA OPTION II

           September 30, 2001                5,770           $8.74               $51                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

FINANCIAL SERVICES FUND -
           VA BONUS OPTION I

           September 30, 2001                3,356           $8.73               $29                1.40%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-205


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES FUND -
           VA BONUS OPTION II

           September 30, 2001                1,503           $8.73               $13                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

FINANCIAL SERVICES FUND -
           VA BONUS OPTION III

           September 30, 2001                3,589           $8.72               $31                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

FINANCIAL SERVICES FUND -
           VA OPTION I

           September 30, 2001                4,073           $8.74               $36                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

HEALTH SCIENCES FUND -
           VA OPTION II

           September 30, 2001                  582           $9.73                $6                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

HEALTH SCIENCES FUND -
           VA OPTION III

           September 30, 2001                  248           $9.73                $2                1.40%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

HEALTH SCIENCES FUND -
           VA BONUS OPTION I

           September 30, 2001                2,993           $9.73               $29                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                S-206


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

HEALTH SCIENCES FUND -
           VA BONUS OPTION II

           September 30, 2001                7,179           $9.72               $70                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

HEALTH SCIENCES FUND -
           VA BONUS OPTION III

           September 30, 2001               22,414           $9.72              $218                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

HEALTH SCIENCES FUND -
           VA OPTION I

           September 30, 2001                3,940           $9.74               $38                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

UTILITIES FUND -
           VA OPTION II

           September 30, 2001                1,325           $7.89               $10                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

UTILITIES FUND -
           VA BONUS OPTION II

           September 30, 2001                  318           $7.88                $3                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

UTILITIES FUND -
           VA BONUS OPTION III

           September 30, 2001                4,981           $7.87               $39                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-207


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

UTILITIES FUND -
           VA OPTION I

           September 30, 2001                1,980           $7.89               $16                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

WORLDWIDE GROWTH PORTFOLIO -
           VA OPTION II

           September 30, 2001                5,656           $8.34               $47                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

WORLDWIDE GROWTH PORTFOLIO -
           VA OPTION III

           September 30, 2001                2,386           $8.34               $20                1.40%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

WORLDWIDE GROWTH PORTFOLIO -
           VA BONUS OPTION I

           September 30, 2001               17,529           $8.34              $146                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

WORLDWIDE GROWTH PORTFOLIO -
           VA BONUS OPTION II

           September 30, 2001                4,021           $8.34               $33                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

WORLDWIDE GROWTH PORTFOLIO -
           VA BONUS OPTION III

           September 30, 2001                7,383           $8.33               $62                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                S-208


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

WORLDWIDE GROWTH PORTFOLIO -
           VA OPTION I

           September 30, 2001               10,619           $8.35               $89                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -
           VA OPTION II

           September 30, 2001                7,081           $7.53               $53                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -
           VA OPTION III

           September 30, 2001                1,204           $7.53                $9                1.40%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -
           VA BONUS OPTION I

           September 30, 2001                6,212           $7.53               $47                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -
           VA BONUS OPTION II

           September 30, 2001                8,173           $7.52               $62                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -
           VA BONUS OPTION III

           September 30, 2001                  283           $7.52                $2                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                 S-209


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -
           VA OPTION I

           September 30, 2001                   42           $7.53                 -                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIONEER FUND VCT PORTFOLIO -
           VA OPTION II

           September 30, 2001                4,332           $8.62               $37                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIONEER FUND VCT PORTFOLIO -
           VA OPTION III

           September 30, 2001                  522           $8.62                $5                1.40%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIONEER FUND VCT PORTFOLIO -
           VA BONUS OPTION I

           September 30, 2001                  513           $8.62                $4                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIONEER FUND VCT PORTFOLIO -
           VA BONUS OPTION II

           September 30, 2001                1,234           $8.61               $11                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

PIONEER FUND VCT PORTFOLIO -
           VA BONUS OPTION III

           September 30, 2001                4,340           $8.61               $37                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                S-210


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

PIONEER FUND VCT PORTFOLIO -
           VA OPTION I

           September 30, 2001                  550           $8.63                $5                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL COMPANY VCT PORTFOLIO -
           VA OPTION II

           September 30, 2001                2,740           $8.30               $23                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL COMPANY VCT PORTFOLIO -
           VA BONUS OPTION I

           September 30, 2001               13,287           $8.30              $110                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL COMPANY VCT PORTFOLIO -
           VA BONUS OPTION II

           September 30, 2001               17,318           $8.29              $144                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL COMPANY VCT PORTFOLIO -
           VA BONUS OPTION III

           September 30, 2001               10,527           $8.29               $87                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL COMPANY VCT PORTFOLIO -
           VA OPTION I

           September 30, 2001                2,345           $8.31               $19                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-211


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

BULL -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001                2,589           $8.14               $22                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

BULL -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001                3,141           $8.14               $26                1.30%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

BULL -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001              104,706           $8.13              $851                1.40%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

BULL -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD
           (POST JANUARY 2000), PREMIUM PLUS STANDARD (POST JANUARY 2000)

           September 30, 2001               90,768           $8.13              $738                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

BULL -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001               97,293           $8.13              $791                1.55%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                S-212


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

BULL -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000),
           PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001               28,195           $8.13              $229                1.60%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

BULL -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001               13,949           $8.12              $113                1.65%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -
BULL -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (PRE FEBRUARY 2000)

           September 30, 2001               89,645           $8.12              $727                1.70%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

BULL -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001               12,447           $8.12              $101                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

BULL -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001              114,628           $8.12              $931                1.80%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

BULL -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7  (POST
           JANUARY 2000)

           September 30, 2001               35,702           $8.12              $290                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-213


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

BULL -
           ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001                6,034           $8.12               $49                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

BULL -
           LANDMARK - 7% SOLUTION

           September 30, 2001                  538           $8.11                $4                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

BULL -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001                2,251           $8.11               $18                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

BULL -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001                  420           $8.11                $3                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

BULL -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001                  142           $8.11                $1                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

BULL -
           ACCESS  - MAX 7 (POST
           APRIL 2001)

           September 30, 2001                  842           $8.10                $7                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-214


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

SMALL-CAP -
           DVA

           September 30, 2001                  384           $8.00                $3                1.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL-CAP -
           DVA PLUS - STANDARD (PRE FEBRUARY 2000)

           September 30, 2001               31,590           $7.99              $253                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL-CAP -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001                4,475           $7.99               $36                1.30%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL-CAP -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001               61,663           $7.99              $493                1.40%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL-CAP -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD
           (POST JANUARY 2000), PREMIUM PLUS -  STANDARD (POST JANUARY 2000)

           September 30, 2001               96,420           $7.99              $770                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                S-215


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

SMALL-CAP -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001               73,672           $7.98              $588                1.55%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL-CAP -
           ACCESS - ANNUAL RATCHET (POST JANUARY 2000),
           PREMIUM PLUS - ANNUAL RATCHET (POST JANUARY 2000)

           September 30, 2001               27,076           $7.98              $216                1.60%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL-CAP -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001               10,401           $7.98               $83                1.65%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL-CAP -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (PRE FEBRUARY 2000)

           September 30, 2001              100,828           $7.98              $805                1.70%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL-CAP -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001                2,758           $7.98               $22                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL-CAP -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001              152,799           $7.98            $1,219                1.80%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

SMALL-CAP -
           ACCESS  - MAX 7  (POST  JANUARY  2000),  PREMIUM  PLUS - MAX 7
           (POST JANUARY 2000)

           September 30, 2001               27,199           $7.97              $217                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL-CAP -
           VALUE

           September 30, 2001                1,462           $7.96                $2                0.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL-CAP -
           ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001                5,022           $7.97               $40                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL-CAP -
           LANDMARK - 7% SOLUTION

           September 30, 2001                  847           $7.97                $7                2.00%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL-CAP -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001                  876           $7.97                $7                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL-CAP -
           ACCESS - MAX 5.5 (POST APRIL 2001), LANDMARK - MAX 7

           September 30, 2001               11,283           $7.97               $90                2.10%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-217


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

SMALL-CAP -
           ACCESS - 7% SOLUTION (POST APRIL 2001)

           September 30, 2001                  272           $7.96                $2                2.15%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

SMALL-CAP -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001                1,462           $7.96               $12                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EUROPE 30 -
           DVA PLUS - STANDARD (POST JANUARY 2000)

           September 30, 2001                  113           $7.81                $1                1.30%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EUROPE 30 -
           DVA PLUS - ANNUAL RATCHET (PRE FEBRUARY 2000) & 5.5% SOLUTION, ACCESS
           - STANDARD (PRE FEBRUARY 2000), PREMIUM PLUS - STANDARD (PRE FEBRUARY
           2000), ES II

           September 30, 2001                4,392           $7.81               $34                1.40%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EUROPE 30 -
           DVA PLUS - ANNUAL RATCHET (POST JANUARY 2000), ACCESS - STANDARD
           (POST JANUARY 2000), PREMIUM PLUS -  STANDARD (POST JANUARY 2000)

           September 30, 2001              259,160           $7.81            $2,024                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                S-218


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

EUROPE 30 -
           DVA PLUS - 7% SOLUTION (PRE FEBRUARY  2000),  ACCESS - ANNUAL RATCHET
           (PREFEBRUARY  2000) AND 5.5% SOLUTION,  PREMIUM PLUS - ANNUAL RATCHET
           (PRE FEBRUARY 2000) AND 5.5% SOLUTION

           September 30, 2001                3,227           $7.80               $25                1.55%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EUROPE 30 -
           DVA PLUS - 7% SOLUTION (POST JANUARY 2000)

           September 30, 2001               12,799           $7.80              $100                1.65%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EUROPE 30 -
           ACCESS - 7% SOLUTION (PRE FEBRUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (PRE FEBRUARY 2000)

           September 30, 2001              131,030           $7.80            $1,022                1.70%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EUROPE 30 -
           DVA PLUS - MAX 7 (POST JANUARY 2000)

           September 30, 2001               24,737           $7.80              $193                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EUROPE 30 -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001              355,969           $7.79            $2,773                1.80%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EUROPE 30 -
           ACCESS - 7% SOLUTION (POST JANUARY 2000),  PREMIUM PLUS - 7% SOLUTION
           (POST JANUARY 2000)

           September 30, 2001                7,148           $7.79               $56                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-219


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

EUROPE 30 -
           VALUE

           September 30, 2001                  240           $7.82                $2                0.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EUROPE 30 -
           ES II, MAX 7 (POST 2000), GENERATIONS - MAX 7

           September 30, 2001                2,635           $7.79               $21                1.85%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EUROPE 30 -
           ACCESS - ANNUAL RATCHET (POST APRIL 2001)

           September 30, 2001                1,211           $7.79                $9                2.05%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

EUROPE 30 -
           ACCESS  - MAX 7 (POST APRIL 2001)

           September 30, 2001                4,752           $7.78               $37                2.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME FUND -
           VA OPTION II

           September 30, 2001                1,716           $8.93               $15                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME FUND -
           VA BONUS OPTION I

           September 30, 2001                6,306           $8.92               $56                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                S-220


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

GROWTH AND INCOME FUND -
           VA BONUS OPTION II

           September 30, 2001                3,738           $8.92               $34                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME FUND -
           VA BONUS OPTION III

           September 30, 2001                  349           $8.91                $3                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

GROWTH AND INCOME FUND -
           VA OPTION I

           September 30, 2001                3,886           $8.93               $35                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INTERNATIONAL GROWTH AND INCOME FUND -
           VA OPTION II

           September 30, 2001                   89           $8.79                $1                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INTERNATIONAL GROWTH AND INCOME FUND -
           VA OPTION III

           September 30, 2001                1,097           $8.79               $10                1.40%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INTERNATIONAL GROWTH AND INCOME FUND -
           VA BONUS OPTION I

           September 30, 2001                8,564           $8.79               $75                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

                                                                S-221


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL GROWTH AND INCOME FUND -
           VA BONUS OPTION II

           September 30, 2001                  673           $8.78                $6                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INTERNATIONAL GROWTH AND INCOME FUND -
           VA BONUS OPTION III

           September 30, 2001                7,566           $8.78               $67                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

INTERNATIONAL GROWTH AND INCOME FUND -
           VA OPTION I

           September 30, 2001                4,115           $8.80               $36                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

VOYAGER FUND -
           VA OPTION II

           September 30, 2001                  132           $7.18                $1                1.25%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

VOYAGER FUND -
           VA BONUS OPTION I

           September 30, 2001               15,152           $7.18              $109                1.45%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

VOYAGER FUND -
           VA BONUS OPTION II

           September 30, 2001                1,379           $7.17               $10                1.75%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


                                                                S-222


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                              NOTES TO FINANCIAL STATEMENTS - UNAUDITED
                                                         SEPTEMBER 30, 2001
                                                             (CONTINUED)

NOTE 6 - SUMMARY OF INVESTMENT AND EXPENSE RATIOS (CONTINUED)

                                                                                            MORTALITY, EXPENSE
                                                             UNIT           NET ASSETS       RISK & ASSET BASED        TOTAL
           DIVISION/CONTRACT               UNITS            VALUE             (000S)           ADMIN CHARGES          RETURN
------------------------------------------------------------------------------------------------------------------------------

VOYAGER FUND -
           VA BONUS OPTION III

           September 30, 2001                1,318           $7.17                $9                1.90%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -

VOYAGER FUND -
           VA OPTION I

           September 30, 2001                2,560           $7.18               $18                0.95%                   *
           December 31, 2000                     -               -                 -                    -                   -
           December 31, 1999                     -               -                 -                    -                   -
           December 31, 1998                     -               -                 -                    -                   -
           December 31, 1997                     -               -                 -                    -                   -


* Year of commencement of operations.

                                                                S-223

--------------------------------------------------------------------------------
   UNAUDITED FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

For the Nine Months Ended September 30, 2001

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED)
                  (Dollars in thousands, except per share data)


                                                                             September 30, 2001       December 31, 2000
                                                                             ------------------       -----------------
ASSETS
Investments:
   Fixed maturities, available for sale, at fair value
     (cost: 2001 - $1,301,768; 2000 - $798,751)........................        $    1,329,414           $     792,578
   Equity securities, at fair value
   (cost: 2001 - $66; 2000 - $8,611)...................................                    52                   6,791
   Mortgage loans on real estate.......................................               215,059                  99,916
   Policy loans........................................................                14,454                  13,323
   Short-term investments..............................................                    --                  17,102
                                                                               --------------           -------------
Total investments......................................................             1,558,979                 929,710

Cash and cash equivalents..............................................               272,826                 152,880
Reinsurance recoverable................................................                21,891                  19,331
Reinsurance recoverable from affiliate.................................                60,500                  14,642
Due from affiliates....................................................                    10                  38,786
Accrued investment income..............................................                18,326                   9,606
Deferred policy acquisition costs......................................               635,737                 635,147
Value of purchased insurance in force .................................                17,286                  25,942
Current income taxes recoverable.......................................                     3                     511
Deferred income tax asset..............................................                 4,757                   9,047
Property and equipment, less allowances for depreciation of
   $9,337 in 2001 and $5,638 in 2000...................................                11,248                  14,404
Goodwill, less accumulated amortization of $14,798 in 2001
   and $11,964 in 2000.................................................               136,329                 139,163
Other assets...........................................................                48,989                  32,019
Separate account assets................................................             9,244,329               9,831,489
                                                                               --------------           -------------
Total assets...........................................................        $   12,031,210           $  11,852,677
                                                                               ==============           =============

LIABILITIES AND STOCKHOLDER'S EQUITY
Policy liabilities and accruals:
   Future policy benefits:
     Annuity and interest sensitive life products......................        $    1,667,756           $   1,062,891
     Unearned revenue reserve..........................................                 6,436                   6,817
   Other policy claims and benefits....................................                   810                      82
                                                                               --------------           -------------
                                                                                    1,675,002               1,069,790

Surplus notes..........................................................               245,000                 245,000
Revolving note payable.................................................                 1,400                      --
Due to affiliates......................................................                 9,429                  19,887
Other liabilities......................................................                95,356                  69,374
Separate account liabilities...........................................             9,244,329               9,831,489
                                                                               --------------           -------------
                                                                                   11,270,516              11,235,540
Commitments and contingencies
Stockholder's equity:
   Common stock, par value $10 per share, authorized, issued,
   and outstanding 250,000 shares......................................                 2,500                   2,500
   Additional paid-in capital..........................................               714,640                 583,640
   Accumulated other comprehensive income (loss).......................                 5,067                  (4,046)
   Retained earnings ..................................................                38,487                  35,043
                                                                               --------------           -------------
Total stockholder's equity.............................................               760,694                 617,137
                                                                               --------------           -------------
Total liabilities and stockholder's equity.............................        $   12,031,210           $  11,852,677
                                                                               ==============           =============


                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
           CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
                             (Dollars in thousands)

                                                                   For the Nine            For the Nine
                                                                   Months Ended            Months Ended
                                                                September 30, 2001      September 30, 2000
                                                                ------------------      ------------------
Revenues:
   Annuity and interest sensitive life product charges.......      $   117,308              $  103,923
   Management fee revenue....................................           18,675                  16,827
   Net investment income.....................................           67,020                  47,896
   Realized losses on investments............................           (1,529)                 (4,546)
                                                                   -----------              ----------
                                                                       201,474                 164,100

Insurance benefits and expenses:
 Annuity and interest sensitive life benefits:
   Interest credited to account balances.....................          124,061               146,672
   Guaranteed benefits reserve change........................           16,615                      --
   Benefit claims incurred in excess of account balances.....           (5,557)                  1,680
 Underwriting, acquisition, and insurance expenses:
   Commissions...............................................          160,752               160,105
   General expenses..........................................           84,551                  61,194
   Insurance taxes, state licenses, and fees.................            5,030                   4,047
     Policy acquisition costs deferred.......................          (60,031)                (87,753)
     Amortization:
       Deferred policy acquisition costs.....................           40,214                  49,527
     Value of purchased insurance in force...................            4,097                   3,181
     Goodwill................................................            2,834                   2,834
   Expense and charges reimbursed under modified
      coinsurance agreements                                          (194,043)               (220,249)
                                                                   -----------              ----------
                                                                       181,523                 121,238
Interest expense.............................................           14,438                  14,976
                                                                   -----------              ----------
                                                                       195,961                 136,214
                                                                   -----------              ----------
Income before income taxes...................................            5,513                  27,886

Income taxes.................................................            2,069                   9,802
                                                                   -----------              ----------
Net income...................................................      $     3,444              $   18,084
                                                                   ===========              ==========

                             See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
           CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED)
                             (Dollars in thousands)

                                                                   For the Nine            For the Nine
                                                                   Months Ended            Months Ended
                                                                September 30, 2001      September 30, 2000
                                                                ------------------      ------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................       $     190,373           $    142,933

INVESTING ACTIVITIES
Sale, maturity, or repayment of investments:
   Fixed maturities - available for sale....................             406,428                158,731
   Equity securities........................................               6,956                  5,196
   Mortgage loans on real estate............................             126,940                  5,118
   Policy loans - net.......................................                  --                    837
   Short-term investments - net.............................              17,102                 17,880
                                                                   -------------           ------------
                                                                         557,426                187,762

Acquisition of investments:
   Fixed maturities - available for sale....................            (910,534)              (105,606)
   Mortgage loans on real estate............................            (242,357)                (9,786)
   Policy loans - net.......................................              (1,131)                    --
                                                                   -------------           ------------
                                                                      (1,154,022)              (115,392)
Net purchases of property and equipment.....................                (745)                (1,898)
Issuance of reciprocal loan agreement receivables...........                  --                (16,900)
Receipt of repayment of reciprocal loan agreement
   receivables..............................................                  --                 16,900
                                                                   -------------           ------------
Net cash provided by(used in)  investing activities.........            (597,341)                70,472

FINANCING ACTIVITIES
Proceeds from reciprocal loan agreement borrowings..........              29,300                177,900
Repayment of reciprocal loan agreement borrowings...........             (29,300)              (177,900)
Proceeds from revolving note payable........................               1,400                 66,100
Repayment of revolving note payable.........................                  --                (67,500)
Receipts from annuity and interest sensitive life
   policies credited to account balances....................           1,074,755                506,412
Return of account balances on annuity
   and interest sensitive life policies.....................            (109,462)              (126,803)
Net reallocations to Separate Accounts......................            (570,779)              (620,568)
Contribution from parent ...................................             131,000                 80,000
                                                                   -------------           ------------
Net cash provided by (used in) financing activities.........             526,914               (162,359)
                                                                   -------------           ------------

Increase  in cash and cash equivalents......................             119,946                 51,046

Cash and cash equivalents at beginning of period............             152,880                 76,690
                                                                   -------------           ------------

Cash and cash equivalents at end of period..................       $     272,826           $    127,736
                                                                   =============           ============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for
   Interest.................................................       $      14,949           $     18,068
   Taxes....................................................       $           1           $         28

                             See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
         NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
                               September 30, 2001

1.  BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, the financial statements do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included. All adjustments were of a normal recurring nature, unless otherwise noted in Management's Discussion and Analysis and the Notes to Financial Statements. Operating results for the nine months ended September 30, 2001 are not necessarily indicative of the results that may be expected for the year ending December 31, 2001. These financial statements should be read in conjunction with the financial statements and related footnotes included in the Golden American Life Insurance Company's annual report on Form 10-K for the year ended December 31, 2000.

CONSOLIDATION

The condensed consolidated financial statements include Golden American Life Insurance Company ("Golden American") and its wholly owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden," and with Golden American, collectively, the "Companies"). All significant intercompany accounts and transactions have been eliminated.

ORGANIZATION

Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"). EIC is an indirect wholly owned subsidiary of ING Groep N.V., a global financial services holding company based in The Netherlands.

SIGNIFICANT ACCOUNTING POLICIES

New Accounting Standards: As of January 1, 2001, the Companies adopted FAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment of FASB Statement No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting.

Adoption of FAS No. 133 did not have a material effect on the Companies' financial position or results of operations given the Companies' limited derivative and embedded derivative holdings.

The Companies chose to elect a transition date of January 1, 1999 for embedded derivatives. Therefore, only those derivatives embedded in hybrid instruments issued, acquired or substantively modified by the entity on or after January 1, 1999 are recognized as separate assets or liabilities. The cumulative effect of the accounting change upon adoption was not material.

Accounting for Derivative Instruments and Hedging Activities: The Companies may from time to time utilize various derivative instruments to manage interest rate and price risk (collectively, market risk). The Companies have appropriate controls in place, and financial exposures are monitored and managed by the Companies as an integral part of their overall risk management program. Derivatives are recognized on the balance sheet at their fair value.

The Companies occasionally purchase a financial instrument that contains a derivative instrument that is "embedded" in the instrument. The Companies' insurance products are also reviewed to determine whether they contain an embedded derivative. The Companies assess whether the economic characteristics of the

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
          NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
                               September 30, 2001

1.  BASIS OF PRESENTATION (continued)
embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. In cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings, or the Companies are unable to reliably identify and measure the embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

Pending Accounting Standards: In June 2001, the Financial Accounting Standards Board issued Statements of Financial Accounting Standards No. 141, "Business Combinations", and No. 142, "Goodwill and Other Intangible Assets", effective for fiscal years beginning after December 15, 2001. Under the new rules, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests in accordance with the Statements. Other intangible assets will continue to be amortized over their useful lives. The Companies are required to adopt the new rules effective January 1, 2002. The Companies are evaluating the impact of the adoption of these standards and have not yet determined the effect of adoption on their financial position and results of operations.

STATUTORY

Net loss for Golden American as determined in accordance with statutory accounting practices was $206,801,000 and $6,017,000 for the nine months ended September 30, 2001 and 2000, respectively. Total statutory capital and surplus was $323,288,000 at September 30, 2001 and $406,923,000 at December 31, 2000.

The National Association of Insurance Commissioners has revised the Accounting Practices and Procedures Manual, the guidance that defines statutory accounting principles. The revised manual was effective January 1, 2001, and has been adopted, at least in part, by the States of Delaware and New York, which are the states of domicile for Golden American and First Golden, respectively. The revised manual has resulted in changes to the accounting practices that the Companies use to prepare their statutory-basis financial statements. The impact of these changes to the Companies' statutory-basis capital and surplus as of January 1, 2001 was not significant.

RECLASSIFICATIONS

Certain amounts in the prior period financial statements have been reclassified to conform to the September 30, 2001 financial statement presentation.

2.  COMPREHENSIVE INCOME

Comprehensive income includes all changes in stockholder's equity during a period except those resulting from investments by and distributions to the stockholder. During the third quarters of 2001 and 2000, total comprehensive income (loss) for the Companies amounted to $(4.8) million and $14.8 million, respectively, and $12.6 million and $21.8 million for the nine months ended September 30, 2001 and 2000, respectively. Other comprehensive income (loss) excludes net investment gains (losses) included in net income which merely represent transfers from unrealized to realized gains and losses. These amounts totaled $231,000 and $(834,000) during the third quarters of 2001 and 2000, respectively, and $45,000 and $(1.4) million for the nine months ended September 30, 2001 and 2000, respectively. Such amounts, which have been measured through the date of sale, are net of income taxes and adjustments for the value of purchased insurance in

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
  NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
                               September 30, 2001

2.  COMPREHENSIVE INCOME (continued)
force and deferred policy acquisition costs totaling $160,000 and $(1,080,000) for the third quarters of 2001 and 2000, respectively, and $56,000 and $(3,121,000) for the nine months ended September 30, 2001 and 2000, respectively.

3.  INVESTMENTS

Investment Diversifications: The Companies' investment policies related to the investment portfolio require diversification by asset type, company, and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. The following percentages relate to holdings at September 30, 2001 and December 31, 2000. Fixed maturities included investments in basic industrials (63% in 2001, 29% in 2000), conventional mortgage-backed securities (10% in 2001, 20% in 2000), financial companies (8% in 2001, 14% in 2000), and other asset-backed securities (1% in 2001, 20% in 2000). Mortgage loans on real estate have been analyzed by geographical location with concentrations by state identified as Ohio (20% in 2001 and 4% in 2000) and California (15% in 2001 and 15% in 2000). There are no other concentrations of mortgage loans on real estate in any state exceeding ten percent at September 30, 2001. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in office buildings (22% in 2001 and 29% in 2000), industrial buildings (18% in 2001 and 11% in 2000), retail facilities (20% in 2001 and 18% in 2000), and multi-family apartments (36% in 2001 and 10% in 2000).

Investment Valuation Analysis: The Companies analyze the investment portfolio at least quarterly in order to determine if the carrying value of any investment has been impaired. The carrying value of debt and equity securities is written down to fair value by a charge to realized losses when impairment in value appears to be other than temporary. During the first nine months of 2001, Golden American determined that the carrying value of four bonds exceeded their estimated net realizable value. As a result, during the nine months ended September 30, 2001, Golden American recognized a total pre-tax loss of $1,279,000 to reduce the carrying value of the bonds to their combined net realizable value of $565,000.

4.  DERIVATIVE INSTRUMENTS

The Companies may from time to time utilize various derivative instruments to manage interest rate and price risk (collectively, market risk). The Companies have appropriate controls in place, and financial exposures are monitored and managed by the Companies as an integral part of their overall risk management program. Derivatives are recognized on the balance sheet at their fair value. At September 30, 2001, the Companies did not utilize any such derivatives.

The estimated fair values and carrying amounts of the Companies' embedded derivatives at September 30, 2001 were $0, net of reinsurance. The estimated fair values and carrying amounts of the embedded derivatives on a direct basis, before reinsurance, were $4.9 million.

The fair value of these instruments was estimated based on quoted market prices, dealer quotations or internal estimates.

5.  RELATED PARTY TRANSACTIONS

Operating Agreements: Directed Services, Inc. ("DSI"), an affiliate, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) and distributor of the variable insurance products issued by the Companies. DSI is authorized to enter into agreements with broker/dealers to distribute the Companies' variable insurance products and appoint representatives of the broker/dealers as agents. The Companies paid commissions to DSI totaling $51,551,000 and $159,949,000 in the third quarter and the first nine months of 2001, respectively ($47,073,000 and $156,325,000, respectively, for the same periods of 2000).

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
   NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
                               September 30, 2001

5.  RELATED PARTY TRANSACTIONS (continued)
Golden American provides certain managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the third quarter and nine months ended September 30, 2001, the fee was $5,749,000 and $17,282,000, respectively ($6,521,000 and $15,579,000, respectively, for the same periods of 2000).

The Companies have an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management and accounting services. Under the agreement, the Companies record a fee based on the value of the assets managed by ING IM. The fee is payable quarterly. For the third quarter and the first nine months of 2001, the Companies incurred fees of $1,204,000 and $2,905,000, respectively, under this agreement ($596,000 and $1,870,000, respectively, for the same periods of 2000).

Golden American has a guaranty agreement with Equitable Life Insurance Company of Iowa ("Equitable Life"), an affiliate. In consideration of an annual fee, payable June 30, Equitable Life guarantees to Golden American that it will make funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness, or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. For the nine months ended September 30, 2001 and 2000, Golden American incurred a fee of $12,000 and $7,000, respectively, under this agreement.

Golden American provides certain advisory, computer, and other resources and services to Equitable Life. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $1,360,000 and $4,079,000 for the third quarter and nine months ended September 30, 2001, respectively ($1,534,000 and $4,810,000, respectively, for the same periods of 2000).

The Companies have a service agreement with Equitable Life in which Equitable Life provides administrative and financial related services. Under this agreement with Equitable Life, the Companies incurred expenses of $80,000 and $232,000 for the third quarter and nine months ended September 30, 2001, respectively ($339,000 and $1,006,000, respectively, for the same periods in 2000).

During 2001, the State of Delaware Insurance Department approved expense sharing agreements with ING America Insurance Holdings for administrative, management, financial, and information technology services. Under these agreements with ING America Insurance Holdings, Golden American incurred expenses of $20.7 million for the nine months ended September 30, 2001.

First Golden provides resources and services to DSI. Revenues for these services, which reduced general expenses incurred by First Golden, totaled $5,000 and $139,000 for the third quarter and nine months ended September 30, 2001, respectively ($54,000 and $162,000, respectively, for the same periods in 2000).

Golden American provides resources and services to ING Mutual Funds Management Co., LLC, an affiliate. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $0 and $478,000 for the third quarter and nine months ended September 30, 2001, respectively ($117,000 and $387,000, respectively, for the same periods in 2000).

Golden American provides resources and services to United Life & Annuity Insurance Company, an affiliate. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $93,000 and $292,000 for the third quarter and nine months ended September 30, 2001, respectively ($145,000 and $463,000, respectively, for the same periods in 2000).

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
 NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
                               September 30, 2001

5.  RELATED PARTY TRANSACTIONS (continued)
Golden American provides resources and services to Security Life of Denver Insurance Company, an affiliate. Revenues for these services, which reduced general expenses incurred by the Companies, totaled $112,000 and $245,000 for the third quarter and nine months ended September 30, 2001, respectively ($65,000 and $173,000, respectively, for the same periods in 2000).

The Companies provide resources and services to Southland Life Insurance Company, an affiliate. Revenues for these services, which reduced general expenses incurred by the Companies, totaled $34,000 and $97,000 for the third quarter and nine months ended September 30, 2001, respectively ($26,000 and $78,000, respectively, for the same periods in 2000).

For the third quarter of 2001, the Companies received premiums, net of reinsurance, for variable products sold through eight affiliates, Locust Street Securities, Inc. ("LSSI"), Vestax Securities Corporation ("Vestax"), DSI, Multi-Financial Securities Corporation ("Multi-Financial"), IFG Network Securities, Inc. ("IFG"), Washington Square Securities, Inc. ("Washington Square"), PrimeVest Financial ("PrimeVest"), and Compulife Investor Services, Inc. ("Compulife") of $28.8 million, $8.7 million, $0.2 million, $6.6 million, $3.1 million, $25.0 million, $9.8 million and $1.5 million, respectively ($6.0 million, $0.7 million, $0, $2.1 million, $2.7 million, $0, $0, and $0, respectively, for the same period of 2000). For the first nine months of 2001, the Companies received premiums, net of reinsurance for variable products sold through eight affiliates, LSSI, Vestax, DSI, Multi-Financial, IFG, Washington Square, PrimeVest, and Compulife of $66.7 million, $21.6 million, $0.6 million, $15.6 million, $8.6 million, $53.9 million, $20.7 million, and $5.3 million, respectively ($73.0 million, $29.0 million, $0.8 million, $23.2 million, $11.0 million, $0, $0, and $0, respectively, for the same period of 2000).

For the third quarter and nine months ended September 30, 2001, First Golden received premiums for fixed annuities products sold through Washington Square of approximately $0.3 million and $0.8 million, respectively.

Modified Coinsurance Agreement: On June 30, 2000, effective January 1, 2000, Golden American entered into a modified coinsurance agreement with Equitable Life, an affiliate, covering a considerable portion of Golden American's variable annuities issued after January 1, 2000, excluding those with an interest rate guarantee. The financial statements are presented net of the effects of the agreement.

Under this agreement, Golden American received a net reimbursement of expenses and charges of $31.6 million and $192.5 million for the third quarter and the nine months ended September 30, 2001, respectively ($102.9 million and $214.7 million for the same periods in 2000). This was offset by a decrease in deferred acquisition costs of $50.1 million and $210.9 million, respectively, for the third quarter and the nine months ended September 30, 2001 ($103.7 million and $213.0 million for the same periods in 2000). At September 30, 2001, Golden American had a receivable from Equitable Life of $1.9 million due to the timing of the cash settlement for the modified coinsurance agreement. As at December 31, 2000, Golden American had a payable of $16.3 million under the agreement.

Reinsurance Agreement Covering Minimum Guaranteed Benefits: On December 28, 2000, Golden American entered into a reinsurance agreement with Security Life of Denver International Limited, an affiliate, covering minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued after January 1, 2000. An irrevocable letter of credit was obtained through Bank of New York in the amount of $60.0 million related to this agreement. Under this agreement, Golden American recorded a reinsurance recoverable of $60.5 million and $14.6 million at September 30, 2001 and December 31, 2000, respectively.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
 NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
                               September 30, 2001

5.  RELATED PARTY TRANSACTIONS (continued)
Reciprocal Loan Agreement: Golden American maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. ("ING AIH"), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective January 1, 1998 and expires December 31, 2007, Golden American and ING AIH can borrow up to $65,000,000 from one another. Prior to lending funds to ING AIH, Golden American must obtain the approval of the Department of Insurance of the State of Delaware. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of $0 and $91,000 for the third quarters of 2001 and 2000, respectively, and $25,000 and $427,000 for the nine months ended September 30, 2001 and 2000, respectively. At September 30, 2001, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

Surplus Notes: On December 30, 1999, Golden American issued an 8.179% surplus note in the amount of $50,000,000 to Equitable Life. The note matures on December 29, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $1,031,000 and $1,020,000 for the third quarters of 2001 and 2000, respectively, and $3,059,000 and $3,076,000 for the nine months ended September 30, 2001 and 2000, respectively.

On December 8, 1999, Golden American issued a 7.979% surplus note in the amount of $35,000,000 to First Columbine Life Insurance Company ("First Columbine"), an affiliate. The note matures on December 7, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $704,000 and $696,000 for the third quarters of 2001 and 2000, respectively, and $2,089,000 and $2,271,000 for the first nine months of 2001 and 2000, respectively.

On September 30, 1999, Golden American issued a 7.75% surplus note in the amount of $75,000,000 to ING AIH. The note matures on September 29, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $1,465,000 and $1,449,000 for the third quarters of 2001 and 2000, respectively, and $4,347,000 and $4,355,000 for the first nine months of 2001 and 2000, respectively. On December 30, 1999, ING AIH assigned the note to Equitable Life.

On December 30, 1998, Golden American issued a 7.25% surplus note in the amount of $60,000,000 to Equitable Life. The note matures on December 29, 2028. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $1,096,000 and $1,088,000 for the third quarters of 2001 and 2000, respectively, and $3,254,000 and $3,263,000 for the first nine months of 2001 and 2000, respectively.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
  NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
                               September 30, 2001

5.  RELATED PARTY TRANSACTIONS (continued)
On December 17, 1996, Golden American issued an 8.25% surplus note in the amount of $25,000,000 to Equitable of Iowa Companies. The note matures on December 17, 2026. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors of Golden American. Any payment of principal made is subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred interest totaling $516,000 for the third quarters of 2001 and 2000, respectively, and $1,547,000 for the first nine months of 2001 and 2000, respectively.

Stockholder's Equity: During the third quarter and the first nine months of 2001, Golden American received capital contributions from its Parent of $124,000,000 and $131,000,000, respectively ($0 and $80,000,000, respectively, for the same periods in 2000).

6.  COMMITMENTS AND CONTINGENCIES

Reinsurance: At September 30, 2001, the Companies had reinsurance treaties with five unaffiliated reinsurers and three affiliated reinsurers covering a significant portion of the minimum guaranteed death and living benefits under its variable contracts as of September 30, 2001. Golden American remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

At September 30, 2001 and December 31, 2000, the Companies had net receivables of $82,391,000 and $33,973,000, respectively, for reinsurance claims, reserve credits, or other receivables from these reinsurers. These net receivables were comprised of $2,955,000 and $1,820,000, respectively, for claims recoverable from reinsurers, $4,024,000 and $4,007,000, respectively, for a payable for reinsurance premiums, $60,500,000 and $14,642,000, respectively, for reserve credits, and $22,960,000 and $21,518,000, respectively, for a receivable from an unaffiliated reinsurer. Included in the accompanying financial statements are net considerations to reinsurers of $8,593,000 for the third quarter of 2001 and $21,211,000 for the first nine months of 2001 compared to $6,564,000 and $14,472,000 for the same periods in 2000. Also included in the accompanying financial statements are net policy benefits of $13,314,000 for the third quarter of 2001 and $25,091,000 for the first nine months of 2001 compared to $1,122,000 and $2,957,000 for the same period in 2000.

On June 30, 2000, effective January 1, 2000, Golden American entered into a modified coinsurance agreement with Equitable Life, an affiliate, covering a considerable portion of Golden American's variable annuities issued after January 1, 2000, excluding those with an interest rate guarantee. For the nine months ended September 30, 2001, Golden American had received a total settlement of $192.5 million under this agreement, compared to $214.7 million for the same period in 2000. The carrying value of the separate account liabilities covered under this agreement represent 26.3% of total separate account liabilities outstanding at September 30, 2001, compared to 17.1% at September 30, 2000. Golden American remains liable to the extent Equitable Life does not meet its obligations under the agreement. The accompanying financial statements are presented net of the effects of the agreement.

On December 28, 2000, Golden American entered into a reinsurance agreement with Security Life of Denver International Limited, an affiliate, covering minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued after January 1, 2000. An irrevocable letter of credit was obtained through Bank of New York in the amount of $60,000,000 related to this agreement.

On December 29, 2000, First Golden entered into a reinsurance treaty with London Life Reinsurance Company of Pennsylvania, an unaffiliated reinsurer, covering the minimum guaranteed death benefits of First Golden's variable annuities issued after January 1, 2000.

Effective June 1, 1994, Golden American entered into a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying financial statements are presented net of the effects of the treaty.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
 NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
                               September 30, 2001

6.  COMMITMENTS AND CONTINGENCIES  (continued)
Investment Commitments: At September 30, 2001, outstanding commitments to fund mortgage loans totaled $35,000,000. There were no outstanding commitments to fund mortgage loans at December 31, 2000.

Guaranty Fund Assessments: Assessments are levied on the Companies by life and health guaranty associations in most states in which the Companies are licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially offset through a reduction in future premium taxes. The Companies cannot predict whether and to what extent legislative initiatives may affect the right to offset. The associated cost for a particular insurance company can vary significantly based upon its fixed account premium volume by line of business and state premiums as well as its potential for premium tax offset. The Companies have established an undiscounted reserve to cover such assessments, review information regarding known failures, and revise estimates of future guaranty fund assessments. The Companies charged to expense $2,000 in guaranteed fund assessments in the first nine months of 2001 and 2000. At September 30, 2001 and December 31, 2000, the Companies have an undiscounted reserve $2,430,000 to cover future assessments (net of related anticipated premium tax offsets), and have established an asset totaling $691,000 and $733,000, respectively, for assessments paid which may be recoverable through future premium tax offsets. The Companies believe this reserve is sufficient to cover expected future guaranty fund assessments based upon previous premiums and known insolvencies at this time.

Litigation: The Companies, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits and arbitrations. In some class action and other actions involving insurers, substantial damages have been sought and/or material settlement or award payments have been made. The Companies currently believe no pending or threatened lawsuits or actions exist that are reasonably likely to have a material adverse impact on the Companies.

Vulnerability from Concentrations: The Companies have various concentrations in the investment portfolio. As of September 30, 2001, the Companies had one investment (other than bonds issued by agencies of the United States government) exceeding ten percent of stockholder's equity. The Companies' asset growth, net investment income, and cash flow are primarily generated from the sale of variable and fixed insurance products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers and extreme fluctuations in interest rates or stock market returns, which may result in higher lapse experience than assumed, could cause a severe impact on the Companies' financial condition. One broker/dealer generated 10% of the Companies' net sales during the third quarter of 2001 (27% by two broker/dealers in the same period of 2000). One broker/dealer generated 10% of the Companies' net sales during the first nine months of 2001 (12% by one broker/dealer in the same period of 2000). The Premium Plus product generated 47% and 50% of the Companies' sales during the third quarter of 2001 and the first nine months of 2001 (73% and 74% in the same periods of 2000). The ES II product generated 16% of the Companies' sales during the third and the first nine months of 2001 (12% in the same periods of 2000). The Guarantee product, introduced in the fourth quarter of 2000, generated 11% and 16% of the Companies' sales during the third quarter and the first nine months of 2001.

Revolving Note Payable: To enhance short-term liquidity, the Companies established revolving notes payable with SunTrust Bank, Atlanta (the "Bank"). These revolving notes payable were amended and restated in April 2001 with an expiration date of May 31, 2002. The note was approved by the Boards of Directors of Golden American and First Golden on August 5, 1998 and September 29, 1998, respectively. The total amount the Companies may have outstanding is $85,000,000, of which Golden American and First Golden have individual credit sublimits of $75,000,000 and $10,000,000, respectively. The notes accrue interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.225% or (2) a rate quoted by the Bank to the Companies for the advance. The terms of the agreement require the Companies to maintain the minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. During the third quarters ended September 30, 2001 and 2000, the

Companies incurred interest expense of $118,000 and $0, respectively. During the nine months ended September 30, 2001 and 2000, the Companies incurred interest expense of $117,000 and $36,000, respectively. At September 30, 2001 and December 31, 2000, the Companies had borrowings of $1,400,000 and $0, respectively, under these agreements.

7.  MERGER OF FIRST GOLDEN WITH RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
On September 25, 2001, the Board of Directors of First Golden approved a plan of merger to merge First Golden into ReliaStar Life Insurance Company of New York ("ReliaStar of NY"). The merger is anticipated to be effective on January 1, 2002 (the "merger date"), subject to the approval of the Insurance Department of the State of New York, which has the discretion, as deemed necessary, to hold a public hearing with regard to the merger. If approved, on the merger date, First Golden will cease to exist and will be succeeded by ReliaStar of NY.

SUBSEQUENT EVENT. Subsequent to the filing with the Securities and Exchange Commission of the Golden American Life Insurance Company Form 10-Q as of September 30, 2001, the anticipated effective date of the proposed merger of First Golden American Life Insurance Company of New York into ReliaStar Life Insurance Company of New York ("RLNY") was moved to April 1, 2002, or shortly thereafter, subject to the approval of the Insurance Departments of the States of New York, Delaware and Minnesota.

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
     (a) Financial Statements:

     (1) Audited financial statements as of December 31, 2000 for Golden American Life Insurance Company and Golden American Separate Account
          B are included in either the Prospectus or the Statement of Additional Information, as indicated therein are incorporated by reference in Parts A and B

     (2)  Included in Part A
          Financial Statements as of September 30, 2001 (unaudited) for Golden American Life Insurance Company

     (3)  Included in Part B

          Financial Statements as of September 30, 2001 (unaudited) for Golden American Life Insurance Company Separate Account B

     (4) Schedules I, III and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.

                                   SCHEDULE I
                             SUMMARY OF INVESTMENTS
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                             (DOLLARS IN THOUSANDS)

                                                                                                                       BALANCE
                                                                                                                         SHEET
   DECEMBER 31, 2000                                                                      COST(1)          VALUE        AMOUNT
--------------------------------------------------------------------------------- --------------- -------------- -------------
   TYPE OF INVESTMENT
   Fixed maturities, available for sale:
    Bonds:
      United States government and governmental agencies and authorities....            $18,607       $19,171          $19,171
      Public utilities......................................................             54,132        52,826           52,826
      Corporate securities..................................................            355,890       349,202          349,202
      Other asset-backed securities.........................................            223,787       224,122          224,122
      Mortgage-backed securities............................................            146,335       147,257          147,257
                                                                                  --------------- -------------- -------------
      Total fixed maturities, available for sale............................            798,751       792,578          792,578

   Equity securities:
      Common stocks: industrial, miscellaneous, and all other...............              8,611         6,791            6,791

   Mortgage loans on real estate.........................................                99,916                         99,916
   Policy loans..........................................................                13,323                         13,323
   Short-term investments................................................               106,775                        106,775
                                                                                  ---------------                -------------
   Total investments.....................................................            $1,027,376                     $1,019,383
                                                                                  ===============                =============

Note 1: Cost is defined as original cost for common stocks, amortized cost for bonds and short-term investments, and unpaid principal for policy loans and mortgage loans on real estate, adjusted for amortization of premiums and accrual of discounts.

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                             (DOLLARS IN THOUSANDS)

 COLUMN A      COLUMN B       COLUMN C   COLUMN D   COLUMN E    COLUMN F   COLUMN G     COLUMN H    COLUMN I    COLUMN J  COLUMN K
----------------------------------------------------------------------------------------------------------------------------------
                               FUTURE
                                POLICY                                                             AMORTIZA-
                             BENEFITS,                 OTHER                             BENEFITS    TION OF
                               LOSSES,                POLICY                              CLAIMS,   DEFERRED
                DEFERRED        CLAIMS                CLAIMS   INSURANCE                   LOSSES     POLICY
                  POLICY           AND   UNEARNED        AND    PREMIUMS         NET          AND     ACQUI-       OTHER
             ACQUISITION          LOSS    REVENUE   BENEFITS         AND  INVESTMENT   SETTLEMENT     SITION   OPERATING  PREMIUMS
SEGMENT            COSTS      EXPENSES    RESERVE    PAYABLE     CHARGES      INCOME     EXPENSES      COSTS   EXPENSES*   WRITTEN
----------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000:

Life insurance  $635,147    $1,062,891     $6,817        $82    $144,877     $64,140     $200,031    $55,154   $143,300        --

YEAR ENDED DECEMBER 31, 1999:

Life insurance   528,957     1,033,701      6,300          8      82,935      59,169      182,221     33,119    (83,827)       --

YEAR ENDED DECEMBER 31, 1998:

Life insurance   204,979       881,112      3,840         --       39,119     42,485       96,968      5,148    (26,406)       --


* This includes policy acquisition costs deferred for first year commissions and interest bonuses, premium credit, and other expenses related to the production of new business. The costs related to first year interest bonuses and the premium credit are included in benefits, claims, losses, and settlement expenses.

                                   SCHEDULE IV
                                   REINSURANCE


Column A                                              COLUMN B        COLUMN C         COLUMN D        COLUMN E        COLUMN F
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     PERCENTAGE
                                                                      CEDED TO          ASSUMED                       OF AMOUNT
                                                         GROSS           OTHER       FROM OTHER             NET         ASSUMED
                                                        AMOUNT       COMPANIES        COMPANIES          AMOUNT          TO NET
----------------------------------------------------------------------------------------------------------------------------------
AT DECEMBER 31, 2000:

    Life insurance in force.................      $196,334,000    $105,334,000               --     $91,000,000              --
                                                ==================================================================================

AT DECEMBER 31, 1999:

    Life insurance in force.................      $225,000,000    $119,575,000               --    $105,425,000              --
                                                ==================================================================================

AT DECEMBER 31, 1998:

    Life insurance in force.................      $181,456,000    $111,552,000               --     $69,904,000              --
                                                ==================================================================================

EXHIBITS

1 Resolution of the Board of Directors of Depositor authorizing the establishment of the Registrant (1)

2     Not applicable

3 (a) Distribution Agreement between the Depositor and Directed
       Services, Inc. (1)
  (b) Form of Dealers Agreement (1)
  (c) Organizational Agreement (1)
  (d) Addendum to Organizational Agreement (1)
  (e) Expense Reimbursement Agreement (1)
  (f) Form of Assignment Agreement for Organization Agreement (1)

4 (a) Form of Variable Annuity Group Master Contract (2)
  (b) Form of Variable Annuity Contract (2)
  (c) Form of Variable Annuity Certificate (2)
  (d) Form of Endorsement for GET Fund (2)
  (e) Form of Endorsement for Premium Bonus (2)

5     Not applicable

6 (a) Resolution of the Board of Directors for Powers of
      Attorney, dated 04/23/99 (1)
  (b) Certificate of Amendment of the Restated Articles of Incorporation of Golden American Life Insurance Company, dated 03/01/95 (1)
  (c) By-laws of Golden American Life Insurance Company, dated 01/07/94 (1)

7     Not applicable

8 (a) Participation Agreement between Golden American Life Insurance
      Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
      Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series (each a "Fund" or in the aggregate "Funds"), and Aeltus Investment Management, Inc. ("Aeltus" or "Adviser") (3)
  (b) Form of Participation Agreement between Golden American Life Insurance Company and Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (2)
  (c) Participation Agreement between Golden American Life Insurance
      Company and Variable Insurance Products Funds, Fidelity Distributors Corporation (3)
  (d) Form of Administrative Services Agreement and Form of Participation Agreement between Golden American Life Insurance Company and INVESCO Variable Investment Funds, Inc. (2)
  (e) Form of Participation Agreement and Form of Distribution and
      Shareholder Services Agreement between Golden American Life Insurance Company and Janus Aspen Series Service Shares (2)
  (f) Participation Agreement between Golden American Life Insurance
      Company and Brinson Series Trust (3)
  (g) Form of Participation Agreement between Golden American Life Insurance Company and Pilgrim Variable Products Trust and Pilgrim Variable Insurance Trust (2)
  (h) Participation Agreement between Golden American Life Insurance
      Company, PIMCO Variable Insurance Trust, and PIMCO Funds
      Distributors LLC (2)
  (i) Form of Participation Agreement between Golden American Life Insurance Company and Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (2)
  (j) Form of Participation Agreement between Golden American Life Insurance Company, Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company (2)
  (k) Participation Agreement between Golden American Life Insurance
      Company, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC (2)
  (l) Form of Participation Agreement between Golden American Life Insurance Company and Putnam Variable Trust and Putnam Retail Management, Inc. (2)
  (m) Service Agreement between Golden American Life Insurance
      Company and Equitable Life Insurance Company of Iowa (2)
  (n) Service Agreement between Golden American Life Insurance Company and Directed Services, Inc. (1)
  (o) Asset Management Agreement between Golden American Life Insurance Company and ING Investment Management LLC (1)
  (p) Reciprocal Loan Agreement between Golden American Life Insurance Company and ING America Insurance Holdings, Inc.(1)
  (q) Revolving Note Payable between Golden American Life Insurance Company and SunTrust Bank (1)
  (r) Surplus Note, dated 12/17/96, between Golden American Life Insurance Company and Equitable of Iowa Companies (1)
  (s) Surplus Note, dated 12/30/98, between Golden American Life Insurance Company and Equitable Life Insurance Company of Iowa (1)
  (t) Surplus Note, dated 09/30/99, between Golden American Life Insurance Company and ING AIH (1)
  (u) Surplus Note, dated 12/08/99, between Golden American Life Insurance Company and First Columbine Life Insurance Company (1)
  (v) Surplus Note, dated 12/30/99, between Golden American Life Insurance Company and Equitable of Iowa Companies (1)
  (w) Reinsurance Agreement, dated 06/30/00, between Golden
      American and Equitable Life Insurance Company of Iowa (1)
  (x) Renewal of Revolving Note Payable between Golden American and SunTrust Bank as of July 31, 2000 and expiring July 31, 2001 (1)
  (y) Participation Agreement between Golden American Life Insurance Company and AIM Advisors, Inc.(4)
  (z) Form of Services Agreement among Golden American Life Insurance Company and ING affiliated Insurance Companies listed on Exhibit B(4)
  (aa)Form of Services Agreement between Golden American Life Insurance Company and ING North American Insurance Corporation, Inc.(4)
  (bb)Form of Shared Services Center Agreement among ING North American Insurance Corporation, Inc. and ING affiliated Insurance Companies(4)

9     Opinion and Consent of Linda E. Senker, Counsel

10(a) Consent of Ernst & Young LLP, Independent Auditors
  (b) Consent of Counsel, incorporated in Item 9 of this Part C, together with the opinion of Counsel

11    Not applicable

12    Not applicable

13    Not applicable

14    Not applicable

15    Powers of Attorney

16    Subsidiaries of ING Groep N.V. (4)
----------------------------------------


(1) Incorporated by reference to Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on March 19, 2001 (File Nos. 333-57218, 811-5626)

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on July 3, 2001 (File Nos. 333-57218, 811-5626)

(3) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 6, 2001
     (File Nos. 333-57218, 811-5626)

(4) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 6, 2001 (File Nos 333-57218, 811-5626)

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                            Principal                  Position(s)
Name                     Business Address              with Depositor
----                     ----------------              --------------
Robert C. Salipante      ReliaStar Financial Corp.     Director and Chief
                         20 Washington Avenue South    Executive Officer
                         Minneapolis, MN  55402

Chris D. Schreier        ReliaStar Financial Corp.     President
                         20 Washington Avenue South
                         Minneapolis, MN  55402

Thomas J. McInerney      ING Aetna Financial Services  Director
                         151 Farmington Avenue
                         Hartford, CT  06156

Mark A. Tullis           ING Insurance Operations      Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Phillip R. Lowery        ING Insurance Operations      Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Wayne R. Huneke          ING Insurance Operations      Director and Chief
                         5780 Powers Ferry Road        Financial Officer
                         Atlanta, GA  30327-4390

James R. McInnis         Golden American Life Ins. Co. Executive Vice President
                         1475 Dunwoody Drive           and Chief Marketing
                         West Chester, PA  19380       Officer

Stephen J. Preston       Golden American Life Ins. Co. Executive Vice President
                         1475 Dunwoody Drive           and Chief Actuary
                         West Chester, PA  19380

Steven G. Mandel         Golden American Life Ins. Co. Senior Vice President and
                         1475 Dunwoody Drive           Chief Information Officer
                         West Chester, PA  19380

David L. Jacobson        Golden American Life Ins. Co. Senior Vice President and
                         1475 Dunwoody Drive           Assistant Secretary
                         West Chester, PA  19380

William L. Lowe          Equitable of Iowa Companies   Senior Vice President,
                         909 Locust Street             Sales & Marketing
                         Des Moines, IA  50309

David S. Pendergrass     ING Insurance Operations      Vice President and
                         5780 Powers Ferry Road        Treasurer
                         Atlanta, GA  30327-4390

Paula Cludray-Engelke    ReliaStar Financial Corp.     Secretary
                         20 Washington Avenue South
                         Minneapolis, MN  55402

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
-------------------------------------------------------------------------------

     The Depositor owns 100% of the stock of a New York company, First Golden American Life Insurance Company of New York ("First Golden"). The primary purpose for the formation of First Golden is to offer variable products in the state of New York.

     The following persons control or are under common control with the
Depositor:

     DIRECTED SERVCIES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

     The Registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

The subsidiaries of ING Groep N.V., as of December 3, 2001, are included in this Registration Statement as Exhibit 16.

Item 27:  Number of Contract Owners

As of January 31, 2002, there are 78,217 qualified contract owners and 93,305 non-qualified contract owners in Golden American's Separate Account B.

Item 28.      Indemnification

     Golden American Life Insurance Company (Golden American) shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Golden American as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

     Golden American may also, to the extent permitted by law, indemnify any other person who is or was serving Golden American in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

     Golden American or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law. ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

     (a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A, Separate Account B, Equitable Life Insurance Company of Iowa Separate Account A, First Golden American Life
          Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American and The GCG Trust.

     (b) The following information is furnished with respect to the officers and directors of DSI, the principal underwriter:

Name and Principal                       Positions and Offices with
Business Address                         Principal Underwriter
------------------                       ---------------------------

James R. McInnis*                        President

Barnett Chernow**                        Director and Executive Vice President

Stephen J. Preston*                      Executive Vice President

Davis S. Pendergrass**                   Vice President and Treasurer

David L. Jacobson*                       Senior Vice President and Assistant
                                         Secretary

*The principal business address for these directors and officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

**The principal business address of these directors is ING Insurance Operation, 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

(c) Compensation as of December 31, 2000:

(1)                                (2)               (3)               (4)             (5)
Name of                     Net Underwriting
Principal                   Discounts and       Compensation on    Brokerage
Underwriter                 Commissions         Redemption         Commissions    Compensation
------------------------    ----------------    ---------------    -----------    ------------
Directed Services, Inc.        $208,883               $0               $0              $0

Item 30.      Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by:

      Golden American Life Insurance Company at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478 and by Equitable Life Insurance Company of Iowa, an affiliate, at 909 Locust Street, Des Moines, Iowa 50309.

Item 31.      Management Services

     Not applicable

Item 32.      Undertakings

     Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove and send for a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

1. The Company hereby represents that the account meets the definition of a "separate account" under federal securities law.

2. Golden American Life Insurance Company hereby represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account B of Golden American Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-57218) and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester, Commonwealth of Pennsylvania, on the 15th day of February 2002.

                                                   SEPARATE ACCOUNT B
                                                       (Registrant)

                   By: GOLDEN AMERICAN LIFE INSURANCE COMPANY

                                                       (Depositor)

                                     By: Robert C. Salipante*
                                        ----------------------------
                                             Robert C. Salipante
                                           Chief Executive Officer


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on February 15, 2002.

Signature                            Title

                                     Director and Chief Executive Officer
Robert C. Salipante*
-----------------------------------
Robert C. Salipante

                                     Director and Senior Vice President
Wayne R. Huneke*
-----------------------------------
Wayne R. Huneke

                                     Director
Thomas J. McInerney*
-----------------------------------
Thomas J. McInerney

                                     Director
Phillip R. Lowery*
-----------------------------------
Phillip R. Lowery

                                     Director
Mark A. Tullis*
-----------------------------------
Mark A. Tullis


              /s/ Linda E. Senker
              -------------------------------
              Linda E. Senker
              Vice President and Associate
              General Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                EXHIBIT INDEX

ITEM      EXHIBIT                                                PAGE #
----      -------                                                ------


9         Opinion and Consent of Counsel                         EX-99.B9

10(a)     Consent of Ernst & Young LLP, Independent Auditors     EX-99.B10A

15        Powers of Attorney                                     EX-99.B15